UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 E. Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 E. Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

May 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.48%
CONSUMER DISCRETIONARY - 14.12%
Auto Components - 2.55%
Cooper-Standard Holding, Inc.A	2,282	$143
Dorman Products, Inc.	3,543	165
Remy International, Inc.	4,407	97
Shiloh Industries, Inc.	2,647	26
Strattec Security Corp.	403	28
Tower International, Inc.A	3,378	93

		552

Automobiles - 1.60%
Federal-Mogul Holdings Corp.A	17,952	223
Hyster-Yale Materials Handling, Inc.	1,730	123

		346

Distributors - 0.82%
DXP Enterprises, Inc.A	1,563	64
Pool Corp.	1,696	113

		177

Hotels, Restaurants & Leisure - 0.97%
Interval Leisure Group, Inc.	6,617	172
Monarch Casino & Resort, Inc.A	1,989	39

		211

Household Durables - 2.39%
Bassett Furniture Industries, Inc.	1,643	47
CSS Industries, Inc.	1,214	33
Flexsteel Industries, Inc.	1,064	40
Haverty Furniture Companies, Inc.	2,247	47
Helen of Troy Ltd.A	2,779	243
Hooker Furniture Corp.	1,290	33
Kimball International, Inc., Class B	4,173	51
Lifetime Brands, Inc.	1,569	23

		517

Internet & Catalog Retail - 2.08%
1-800-Flowers.com, Inc., Class AA	3,795	36
Global Sources Ltd.A	5,252	28
HSN, Inc.	1,841	124
Insight Enterprises, Inc.A	5,586	163
Overstock.com, Inc.A	3,500	76
Systemax, Inc.	2,754	23

		450

Leisure Equipment & Products - 0.29%
Escalade, Inc.	1,898	35
Johnson Outdoors, Inc., Class A	1,133	27

		62

Multiline Retail - 0.24%
Stein Mart, Inc.	4,914	52

Specialty Retail - 2.70%
America’s Car-Mart, Inc.A	905	48
Big 5 Sporting Goods Corp.	2,220	32
Destination Maternity Corp.	2,080	23
Essendant, IncA	4,790	185
PC Connection, Inc.	3,385	84
Rent-A-Center, Inc.	3,625	110
Shoe Carnival, Inc.	1,150	32
Trans World Entertainment Corp.	6,499	25
Winmark Corp.	529	49

		588

Textiles & Apparel - 0.48%
Cherokee, Inc.	1,337	32

	Shares	Fair Value
		(000’s)
Culp, Inc.	1,329	$35
Weyco Group, Inc.	1,359	38

		105

Total Consumer Discretionary		3,060

CONSUMER STAPLES - 3.92%
Beverages - 0.44%
National Beverage Corp.	4,610	95

Food & Drug Retailing - 2.04%
Ingles Markets, Inc., Class A	2,674	131
SpartanNash Co.	4,541	142
Village Super Market, Inc., Class A	1,337	43
Weis Markets, Inc.	2,943	127

		443

Personal Products - 1.44%
Female Health Co.	4,221	10
Nature’s Sunshine Products, Inc.	2,359	30
Revlon, Inc., Class AA	5,156	191
Steiner Leisure Ltd.A	1,637	80

		311

Total Consumer Staples		849

ENERGY - 1.05%
Energy Equipment & Services - 0.23%
Matrix Service Co.A	2,966	50

Oil & Gas - 0.82%
North European Oil Royalty TrustB	1,817	23
Panhandle Oil and Gas, Inc., Class A	1,967	40
Sabine Royalty TrustB	1,999	78
TransAtlantic Petroleum Ltd.A	2,728	15
Vertex Energy, Inc.A C	4,261	12
Warren Resources, Inc.A	14,630	10

		178

Total Energy		228

FINANCIALS - 28.75%
Banks - 10.46%
1st Source Corp.	3,197	101
Access National Corp.	1,429	31
American National Bankshares, Inc.	1,175	27
Bryn Mawr Bank Corp.	1,806	52
C&F Financial Statutory Trust I	596	22
Camden National Corp.	1,162	45
Century Bancorp, Inc., Class A	897	34
Chemung Financial Corp.	491	13
Citizens & Northern Corp.	1,590	31
CNB Financial Corp.	2,099	35
Community Trust Bancorp, Inc.	2,229	73
Enterprise Bancorp, Inc.	1,358	28
Enterprise Financial Services Corp.	3,152	67
Farmers Capital Bank Corp.A	921	25
Federated National Holding Co.	1,913	49
Fidelity Southern Corp.	3,021	47
Financial Institutions, Inc.	1,934	45
First Bancorp, Inc.	1,527	26
First Bancorp/NC	2,587	41
First Business Financial Services, Inc.	608	27
First Community Bancshares, Inc.	2,714	45
First Defiance Financial Corp.	1,320	47
First Financial Corp.	1,761	60

	Shares	Fair Value
		(000’s)
First Financial Northwest, Inc.	2,842	$33
German American Bancorp, Inc.	1,757	51
Hingham Institution for Savings	295	33
Home Bancorp, Inc.	752	17
Horizon Bancorp	1,381	33
International Bancshares Corp.	10,257	267
LCNB Corp.	1,400	23
MainSource Financial Group, Inc.	3,011	60
Mercantile Bank Corp.	2,766	55
Merchants Bancshares, Inc.	844	25
MidSouth Bancorp, Inc.	1,366	19
National Bankshares, Inc.	1,120	31
NewBridge Bancorp	4,469	35
Northrim BanCorp, Inc.	845	21
Penns Woods Bancorp, Inc.	670	28
Peoples Bancorp, Inc.	1,750	40
Sandy Spring Bancorp, Inc.	3,279	86
Stock Yards Bancorp, Inc.	1,879	66
TowneBank	5,008	79
Trico Bancshares	2,362	56
Univest Corp of Pennsylvania	2,238	43
West Bancorporation, Inc.	2,246	41
Yadkin Financial Corp.A	7,749	153

		2,266

Diversified Financials - 6.26%
Consumer Portfolio Services, Inc.A	4,832	28
Credit Acceptance Corp.A	1,532	352
Diamond Hill Investment Group, Inc.	345	66
Enova International, Inc.A	1,426	28
ExlService Holdings, Inc.A	3,214	115
EZCORP, Inc., Class AA	6,126	49
FBR & Co.A	1,807	38
Heartland Financial USA, Inc.	2,569	88
LendingTree, Inc.	655	39
Meta Financial Group, Inc.	879	35
MidWestOne Financial Group, Inc.	1,219	36
Nicholas Financial, Inc.	2,333	31
Retail Opportunity Investments Corp.D	4,751	78
Texas Pacific Land TrustB	610	92
Virtus Investment Partners, Inc.	957	119
Walker & Dunlop, Inc.A	4,646	114
Westwood Holdings Group, Inc.	848	48

		1,356

Insurance - 5.61%
Baldwin & Lyons, Inc., Class B	2,319	52
Crawford & Co., Class B	7,432	54
EMC Insurance Group, Inc.	2,044	73
Enstar Group Ltd.A	2,148	326
Greenlight Capital Re Ltd., Class AA	7,302	224
Independence Holding Co.	2,731	32
Investors Title Co.	296	21
Maiden Capital Financing Trust	11,654	163
Safety Insurance Group, Inc.	2,033	113
State Auto Financial Corp.	5,307	113
United Insurance Holdings Corp.	3,046	44

		1,215

Real Estate - 6.42%
Amerco, Inc.	732	242
Armada Hoffler Properties, Inc.D	7,491	79
Cedar Realty Trust, Inc.D	11,825	80
Chesapeake Lodging TrustD	2,290	71
Franklin Street Properties Corp.D	6,916	80
Gladstone Commercial Corp.D	5,839	101
Inland Real Estate Corp.D	6,254	63
Investors Real Estate TrustD	11,646	84
Kite Realty Group TrustD	2,184	59

	Shares	Fair Value
		(000’s)
National Health Investors, Inc.D	949	$63
One Liberty Properties, Inc.D	4,561	101
Parkway Properties, Inc.D	3,197	55
PS Business Parks, Inc.D	858	63
RLJ Lodging TrustD	1,919	58
Saul Centers, Inc.D	2,570	129
Urstadt Biddle Properties, Inc., Class AD	3,066	62

		1,390

Total Financials		6,227

HEALTH CARE - 11.59%
Biotechnology - 1.93%
MiMedx Group, Inc.A	5,202	54
PDL BioPharma, Inc.C	48,410	323
SciClone Pharmaceuticals, Inc.A	4,404	41

		418

Health Care Equipment & Supplies - 4.14%
Atrion Corp.	179	67
Computer Programs and Systems, Inc.	810	42
CONMED Corp.	2,467	137
Exactech, Inc.A	1,531	33
Integra LifeSciences Holdings Corp.A	2,867	193
Masimo Corp.	3,762	132
Meridian Bioscience, Inc.	3,467	63
Mesa Laboratories, Inc.	228	20
Natus Medical, Inc.A	2,318	91
Nutraceutical International Corp.	1,490	33
SurModics, Inc.A	1,021	25
Utah Medical Products, Inc.	390	21
Vascular Solutions, Inc.A	1,195	39

		896

Health Care Providers & Services - 3.77%
Addus HomeCare Corp.A	978	27
Alliance HealthCare Services, Inc.A	1,257	23
Almost Family, Inc.	938	36
Bio-Reference Labs, Inc.A	1,891	63
Corvel Corp.A	2,089	75
Ensign Group, Inc.	2,467	114
IPC Healthcare, Inc.A	1,338	66
LHC Group, Inc.A	860	32
National Healthcare Corp.	1,701	107
RadNet, Inc.A	2,883	19
Select Medical Holdings Corp.	12,587	206
U.S. Physical Therapy, Inc.	982	49

		817

Pharmaceuticals - 1.75%
BioSpecifics Technologies Corp.A	479	23
Insys Therapeutics, Inc.A C	2,396	143
Lannett Co., Inc.A	3,356	187
Sucampo Pharmaceuticals, Inc., Class AA	1,688	27

		380

Total Health Care		2,511

INDUSTRIALS - 16.64%
Aerospace & Defense - 0.53%
Kaman Corp.	2,709	115

Building Products - 1.22%
AAON, Inc.	4,980	118
Builders FirstSource, Inc.A	6,056	74
Omega Flex, Inc.	679	22
PGT, Inc.A	4,278	51

		265

Commercial Services & Supplies - 6.82%
CDI Corp.	1,788	22

	Shares	Fair Value
		(000’s)
Ceco Environmental Corp.	2,951	$33
Collectors Universe, Inc.	785	17
CSG Systems International, Inc.	3,777	118
Deluxe Corp.	2,538	162
Electro Rent Corp.	2,579	26
Ennis, Inc.	4,013	67
Franklin Covey Co.A	1,559	31
Herman Miller, Inc.	5,928	164
Kelly Services, Inc., Class A	4,369	68
Kforce, Inc.	2,780	61
Landauer, Inc.	935	32
Marlin Business Services Corp.	1,742	31
PHI, Inc.A E	2,579	84
TeleTech Holdings, Inc.	5,898	150
VSE Corp.	653	41
West Corp.	12,013	369

		1,476

Construction & Engineering - 0.49%
Primoris Services Corp.	5,702	107

Electrical Equipment - 1.35%
Chase Corp.	1,266	52
Encore Wire Corp.	2,177	96
Geospace Technologies Corp.A	1,820	37
Global Power Equipment Group, Inc.	1,962	15
Houston Wire & Cable Co.	2,066	18
Powell Industries, Inc.	1,308	47
Preformed Line Products Co.	739	28

		293

Industrial Conglomerates - 2.97%
Altisource Portfolio Solutions S.A.A	2,602	72
ICF International, Inc.A	2,109	75
Park-Ohio Industries, Inc.	1,668	80
Raven Industries, Inc.	3,108	60
RPX Corp.A	5,326	85
Standex International Corp.	1,342	107
Tredegar Corp.	1,558	31
Trimas Corp.A	4,579	132

		642

Machinery - 1.92%
Alamo Group, Inc.	1,530	81
Altra Industrial Motion Corp.	2,766	76
Columbus McKinnon Corp.	2,258	52
Hardinge, Inc.	2,111	23
Kadant, Inc.	1,088	51
L.B. Foster Co., Class A	1,102	42
Sun Hydraulics Corp.	2,438	91

		416

Marine - 0.20%
StealthGas, Inc.A	6,504	44

Road & Rail - 0.36%
Universal Truckload Services, Inc.	3,904	79

Transportation Infrastructure - 0.78%
Wesco Aircraft Holdings, Inc.A	11,459	169

Total Industrials		3,606

INFORMATION TECHNOLOGY - 14.35%
Communications Equipment - 2.73%
Anixter International, Inc.	2,105	143
Bel Fuse, Inc., Class B	1,549	35
Black Box Corp.	1,837	37
Mitel Networks Corp.A	6,830	64
NeuStar, Inc., Class AA C	4,351	119

	Shares	Fair Value
		(000’s)
Ubiquiti Networks, Inc.	6,133	$194

		592

Computers & Peripherals - 0.13%
Dot Hill Systems Corp.A	4,173	29

Electronic Equipment & Instruments - 3.47%
Analogic Corp.	881	75
Coherent, Inc.	2,429	150
CTS Corp.	3,688	70
Daktronics, Inc.	4,129	45
ePlus, Inc.	1,031	80
MTS Systems Corp.	1,516	103
Newport Corp.A	4,109	78
Scansource, Inc.A	3,442	134
Tessco Technologies, Inc.	918	17

		752

Internet Software & Services - 0.69%
AVG Technologies N.V.A	2,408	59
Perficient, Inc.A	3,613	68
Reis, Inc.	1,044	23

		150

IT Consulting & Services - 3.34%
Computer Task Group, Inc.	2,163	16
Hackett Group, Inc.	2,956	35
Lionbridge TechnologiesA	7,948	44
MoneyGram International, Inc.A	12,557	122
Sykes Enterprises, Inc.A	4,410	107
Syntel, Inc.A	8,400	399

		723

Semiconductor Equipment & Products - 1.98%
Amkor Technology, Inc.A	26,261	178
Cascade Microtech, Inc.A	1,704	27
GSI Group, Inc.A	3,289	49
IXYS Corp.	2,884	35
MA COM Technology Solutions Holdings, Inc.A	1,714	65
PDF Solutions, Inc.A	3,111	50
Ultra Clean Holdings, Inc.A	3,778	24

		428

Software - 2.01%
American Software, Inc., Class A	2,413	21
Magic Software Enterprises Ltd.	5,145	33
Mentor Graphics Corp.	11,955	313
QAD, Inc., Class A	1,080	26
Sapiens International Corp., N.V.	4,806	43

		436

Total Information Technology		3,110

MATERIALS - 3.16%
Chemicals - 2.54%
FutureFuel Corp.	5,831	70
Hawkins, Inc.	1,065	43
Innospec, Inc.	3,096	133
KMG Chemicals, Inc.	1,144	34
Quaker Chemical Corp.	1,260	108
Stepan Co.	2,469	127
Trecora ResourcesA	2,441	34

		549

Construction Materials - 0.15%
United States Lime & Minerals, Inc.	558	33

Containers & Packaging - 0.09%
UFP Technologies, Inc.A	1,022	20

	Shares	Fair Value
		(000’s)
Metals & Mining - 0.38%
Hallador Energy Co.	3,587	$30
Handy & Harman Ltd.A	1,660	53

		83

Total Materials		685

TELECOMMUNICATION SERVICES - 1.14%
Diversified Telecommunication Services - 0.96%
IDT Corp., Class B	1,912	34
Intelsat S.A.A C	5,245	56
Premiere Global Services, Inc.A	4,821	49
Shenandoah Telecommunications Co.	2,160	68

		207

Wireless Telecommunication Services - 0.18%
Spok Holdings, Inc.	2,312	40

Total Telecommunication Services		247

UTILITIES - 1.76%
Electric - 1.15%
MGE Energy, Inc.	3,571	139
Otter Tail Corp.	4,122	111

		250

Gas - 0.09%
Delta Natural Gas Co., Inc.	922	19

Water - 0.52%
Artesian Resources Corp., Class A	747	16
Middlesex Water Co.	1,487	32
SJW Corp.	2,127	64

		112

Total Utilities		381

Total Common Stock (Cost $19,797)		20,904

SHORT-TERM INVESTMENTS - 3.63% (Cost $786)
JPMorgan U.S. Government Money Market Fund, Capital Class	786,341	786

SECURITIES LENDING COLLATERAL - 2.30%
DWS Government and Agency Securities Portfolio, Institutional Class	82,085	82
American Beacon U.S. Government Money Market Select Fund, Select ClassF	416,990	417

Total Securities Lending Collateral (Cost $499)		499

TOTAL INVESTMENTS - 102.41% (Cost $21,082)		22,189
LIABILITIES, NET OF OTHER ASSETS - (2.41%)		(523)

TOTAL NET ASSETS - 100.00%		$21,666

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Royalty Trust.
C	All or a portion of this security is on loan at May 31, 2015.
D	REIT - Real Estate Investment Trust.
E	Non-voting participating shares.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on May 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index June Futures	Long	6	June 2015	$746,580	$(1,281)

				$746,580	$(1,281)

See Accompanying Notes.

Top Ten Holdings (% Net Assets)
Syntel, Inc.	1.8
West Corp.	1.7
Credit Acceptance Corp.	1.6
Enstar Group Ltd.	1.5
PDL BioPharma, Inc.	1.5
Mentor Graphics Corp.	1.4
International Bancshares Corp.	1.2
Helen of Troy Ltd.	1.1
Amerco, Inc.	1.1
Greenlight Capital Re Ltd.	1.0

Total Fund Holdings	286

Sector Allocation (% Equities)
Financials	29.7
Industrials	17.3
Information Technology	14.9
Consumer Discretionary	14.6
Health Care	12.0
Consumer Staples	4.1
Materials	3.3
Utilities	1.8
Telecommunication Services	1.2
Energy	1.1

American Beacon Zebra Global Equity Fund

May 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)

Australia - 2.69%
Common Stocks - (Cost $191)
ALS Ltd.A	2,365	$11
Australia & New Zealand Banking Group Ltd. ADRA B	682	17
Bendigo & Adelaide Bank Ltd.A	822	8
BHP Billiton Ltd. ADRA B	872	20
CSL Ltd.A	215	15
Goodman GroupA C	2,019	10
National Australia Bank Ltd.A	618	16
Orica Ltd.A	523	9
South32 Ltd.D	872	1
Tabcorp Holdings Ltd.A	2,012	8
Wesfarmers LimitedA	471	16
Westpac Banking Corp.A	696	18
Woolworths Holdings Ltd.A	629	13

Total Australia		162

Austria - 0.07%
Common Stocks - (Cost $4)
Voestalpine AG, A	93	4

Belgium - 0.46%
Common Stocks - (Cost $32)
Colruyt S.A.A	304	14
Groupe Bruxelles Lambert S.A.A	173	14

Total Belgium		28

Canada - 1.96%
Common Stocks - (Cost $125)
BCE, Inc.	354	16
Imperial Oil Ltd.	306	12
Magna International, Inc., Class A	472	27
Potash Corp of Saskatchewan, Inc.	827	26
RioCan Real Estate Investment TrustC	597	13
Suncor Energy, Inc.	835	24

Total Canada		118

Finland - 0.27%
Common Stocks - (Cost $15)
Orion Corp., Class BA	287	10
Wartsila OYJ AbpA	144	6

Total Finland		16

France - 3.87%
Common Stocks - (Cost $230)
Air Liquide S.A.A	204	26
Christian Dior SEA	100	20
Cie Generale des Etablissements MichelinA	204	22
CNP AssurancesA	987	16

	Shares	Fair Value
		(000’s)
Imerys S.A.A	233	$17
KlepierreA C	264	12
Legrand S.A.A	280	16
Scor SE ADRA B	600	22
Societe BIC S.A. ADRA B	119	19
Total S.A.A	897	46
Zodiac AerospaceA	478	17

Total France		233

Germany - 2.89%
Common Stocks - (Cost $80)
Brenntag AGA	451	27
Henkel AG & Co., KGaAA	286	30
Volkswagen AGA	116	28

Total Common Stocks		85

Preferred Stocks - (Cost $96)
Bayerische Motoren Werke AGA E	345	29
Fuchs Petrolub SEA E	612	27
Porsche Automobil Holding SEA E	376	33

Total Preferred Stocks		89

Total Germany		174

Hong Kong/China - 1.10%
Common Stocks - (Cost $67)
ASM Pacific Technology Ltd.A	700	7
Cheung Kong Property Holdings Ltd.D	500	3
CK Hutchison Holdings Ltd.A	500	8
MGM China Holdings Ltd.A	4,000	7
First Pacific Co., Ltd.A	8,000	8
Hang Lung Properties Ltd.A	3,000	9
Hang Seng Bank Ltd.A	500	10
Hopewell Highway Infrastructure Ltd.A	125	0
PCCW Ltd.A	12,000	8
SJM Holdings Ltd.A	5,000	6

Total Hong Kong/China		66

Ireland - 0.90%
Common Stocks - (Cost $54)
Accenture, PLC, Class AF	309	30
Seagate Technology PLCF	429	24

Total Ireland		54

Japan - 8.53%
Common Stocks - (Cost $487)
Air Water, Inc.A	1,000	18
Asahi Kasei Corp.A	2,000	18
Bridgestone Corp.A	500	20
Brother Industries Ltd.A	1,100	17
Canon, Inc.A	700	24
Central Japan Railway Co.A	100	17
Chugoku Bank Ltd.A	800	12
Daiichi Sankyo Co., Ltd.A	800	15
Fujitsu Ltd.A	2,000	11
GungHo Online Entertainment Inc.A	4,000	15
Hiroshima Bank Ltd.A	2,000	12
Hitachi Ltd.A	3,000	20
Hokuhoku Financial Group Inc.A	5,000	12
Honda Motor Co., Ltd.A	800	27
Hoya Corp.A	300	11
IYO Bank Ltd.A	800	10
Japan Tobacco, Inc.A	500	18
Konica Minolta, Inc.A	900	11
Miraca Holdings, Inc.A	200	10
Mitsubishi Corp.A	1,100	25
Mitsubishi Electric Corp.A	1,000	14
Mixi, Inc.A	300	13
NEC Corp.A	4,000	13

	Shares	Fair Value
		(000’s)
Omron Corp.A	300	$14
Osaka Gas Co., Ltd.A	4,000	16
Otsuka Holdings Co., Ltd.A	500	16
Ricoh Co., Ltd.A	1,500	16
Seiko Epson Corp.A	600	11
Sekisui Chemical Co., Ltd.A	1,000	13
Sumitomo Rubber Industries Ltd.A	600	11
Toho Gas Co., Ltd.A	2,000	12
Tohoku Electric Power Co., Inc.A	900	13
Tokyo Gas Co., Ltd.A	3,000	17
Yamaguchi FinancialA	1,000	12

Total Japan		514

Luxembourg - 1.39%
Common Stocks - (Cost $94)
Millicom International Cellular S.A.A	129	10
RTL Group S.A.A	238	21
Tenaris S.A.A	3,616	53

Total Luxembourg		84

Netherlands - 1.79%
Common Stocks - (Cost $101)
Heineken Holding N.V.A	179	12
Koninklijke Philips N.V.A	979	20
LyondellBasell Industries N.V., Class A	309	31
Unilever N.V., CVA, GDRA G H	677	29
Wolters Kluwer N.V.A	511	16

Total Netherlands		108

Spain - 1.41%
Common Stocks - (Cost $91)
ACS Actividades de Construccion y Servicios S.A.A	934	30
Zardoya Otis S.A.A	4,260	55

Total Spain		85

Sweden - 0.98%
Common Stocks - (Cost $58)
Atlas Copco ABA D	716	10
Hennes & Mauritz AB, Class BA	337	13
Investor AB, Class BA	328	13
Nordea Bank ABA D	1,118	14
Swedish Match ABA	292	9

Total Sweden		59

Switzerland - 4.60%
Common Stocks - (Cost $258)
ACE Ltd.	321	34
Garmin Ltd.	639	29
Kuehne + Nagel International AG, Reg SA I	100	14
Nestle S.A.A	761	59
Pargesa Holding S.A.A	217	15
Roche Holding AG GenusscheinA	200	59
Schindler Holding AGA	92	16
Schindler Holding AG, Reg SA I	108	19
Sika AG BRA	5	17
Swatch Groug AG, Reg SA I	184	15

Total Switzerland		277

United Kingdom - 7.64%
Common Stocks - (Cost $461)
3i Group PLCA F	2,116	18
Aggreko PLCA F	552	14

	Shares	Fair Value
		(000’s)
AstraZeneca PLC ADRA B F	451	$30
Aviva PLCA F	2,418	19
BAE Systems PLCA F	2,493	19
British American Tobacco PLCA F	634	35
BT Group PLCA F	3,620	25
Bunzl PLCA F	539	16
Centrica PLCA F	4,374	19
GKN PLCA F	2,391	13
GlaxoSmithKline PLCA F	1,629	35
HSBC Holdings PLCA F	5,003	48
IMI PLCA F	822	16
Kingfisher PLCA F	2,895	16
Marks & Spencer Group PLCA F	1,966	18
National Grid PLCA F	1,255	18
Next PLCA F	156	17
Royal Dutch Shell PLC, Class AA F	1,274	38
Sage Group PLCA F	1,330	12
Smiths Group PLCA F	900	17
Travis Perkins PLCA F	497	17

Total United Kingdom		460

United States - 53.72%
Common Stocks - (Cost $2,995)
3M Co.	265	42
AbbVie, Inc.	552	37
AES Corp.	1,760	24
Aflac, Inc.	386	24
Airgas, Inc.	227	23
Alleghany Corp.	51	24
American Express Co.	432	34
Amgen, Inc.	281	44
Arch Capital Group Ltd.D	416	27
Arrow Electronics, Inc.	342	21
Avnet, Inc.	519	23
Baxter International, Inc.	460	30
Bed Bath & Beyond, Inc.D	396	28
Biogen Idec, Inc.D	89	35
CA, Inc.	754	23
Chevron Corp.	525	54
Chubb Corp.	283	27
Cintas Corp.	276	24
Cisco Systems, Inc.	1,560	46
Colgate-Palmolive Co.	392	26
ConocoPhillips	562	36
Danaher Corp.	308	27
Discovery Communications, Inc., Class CD	850	27
EI du Pont de Nemours & Co.	491	36
Eli Lilly & Co.	441	35
Emerson Electric Co.	545	33
EOG Resources, Inc.	282	25
Exxon Mobil Corp.	896	77
Fastenal Co.	531	22
FMC Technologies, Inc.D	548	23
Fossil Group, Inc.D	270	19
Franklin Resources, Inc.	577	29
Gap, Inc.D	613	23
Genuine Parts Co.	316	29
Gilead Sciences, Inc.	406	46
Google, Inc., Class AD	74	40
Harley-Davidson, Inc.	379	20
Henry Schein, Inc.D	180	26
Home Depot, Inc.	394	45
Honeywell International, Inc.	377	39
Illinois Tool Works, Inc.	271	25
Intel Corp.	1,478	51

	Shares	Fair Value
		(000’s)
International Business Machines Corp.	299	$51
Johnson & Johnson	576	57
Johnson Controls, Inc.	506	26
JPMorgan Chase & Co.	846	57
Kellogg Co.	414	26
Kimberly-Clark Corp.D	252	27
LKQ Corp.D	935	27
Loews Corp.	596	24
Marathon Petroleum Corp.	234	24
Mattel, Inc.	886	23
McDonald’s Corp.	347	33
McGraw-Hill Cos., Inc.	224	23
MDU Resources Group, Inc.	1,288	27
Microsoft Corp.	1,555	74
Moody’s Corp.	227	25
Navient Corp.	1,094	21
Oceaneering International, Inc.	333	17
OGE Energy Corp.D	671	21
Oracle Corp.	1,182	51
O’Reilly Automotive, Inc.D	109	24
PACCAR, Inc.	408	26
Patterson Cos., Inc.	440	21
PepsiCo, Inc.	458	44
Philip Morris International, Inc.	546	45
Phillips 66	424	34
PNC Financial Services Group, Inc.	317	30
Praxair, Inc.	238	29
Procter & Gamble Co.	634	50
Qualcomm, Inc.	603	42
Rockwell Automation, Inc.D	203	25
Ross Stores, Inc.	271	26
SCANA Corp.	446	24
Schlumberger Ltd.	441	40
SEI Investments Co.	532	25
Snap-On, Inc.	142	22
Southern Co.	572	25
Stryker Corp.	289	28
Symantec Corp.	977	24
Synopsys, Inc.D	544	27
T. Rowe Price Group, Inc.	372	30
Texas Instruments, Inc.	534	30
TJX Cos., Inc.	436	28
Torchmark Corp.	366	21
Travelers Cos., Inc.	245	25
Twenty-First Century Fox, Inc.	820	27
U.S. Bancorp	812	35
Union Pacific Corp.	301	30
United Technologies Corp.	333	39
UnitedHealth Group, Inc.	331	39
Verizon Communications, Inc.	1,072	53
VF Corp.D	364	26
Viacom, Inc., Class B	488	33
Wal-Mart Stores, Inc.	771	57
Wells Fargo & Co.	1,223	69
Western Digital Corp.	272	26
Westlake Chemical Corp.	402	28
WR Berkley Corp.	475	23
WW Grainger, Inc.	96	23

Total United States		3,236

SHORT-TERM INVESTMENTS - 5.36% (Cost $323)
JPMorgan U.S. Government Money Market Fund, Capital Class	322,847	323

	Shares	Fair Value
		(000’s)
TOTAL INVESTMENTS - 99.63% (Cost $5,762)		$6,001
OTHER ASSETS, NET OF LIABILITIES - 0.37%		23

TOTAL NET ASSETS - 100.00%		$6,023

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,172 or 36.06% of net assets.
B	ADR - American Depositary Receipt.
C	REIT - Real Estate Investment Trust.
D	Non-income producing security.
E	A type of Preferred Stock that has no maturity date.
F	PLC - Public Limited Company.
G	CVA - Dutch Certificate.
H	GDR - Global Depositary Receipt.
I	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Futures Contracts Open on May 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Mini MSCI EAFE Emerging Markets June Futures	Long	1	June 2015	$95,000	$2,110

S&P 500 Mini E Index June Futures	Long	2	June 2015	210,600	1,288

				$305,600	$3,398

See Accompanying Notes.

Top Ten Holdings (% Net Assets)
Exxon Mobil Corp.	1.3
Microsoft Corp.	1.2
Wells Fargo & Co.	1.1
Nestle S.A.	1.0
Roche Holding AG Genusschein	1.0
Johnson & Johnson	1.0
Wal-Mart Stores, Inc.	1.0
JPMorgan Chase & Co.	0.9
Zardoya Otis S.A.	0.9
Chevron Corp.	0.9

Total Fund Holdings	234

Sector Allocation (% Equities)
Consumer Discretionary	16.7
Financials	16.3
Information Technology	14.1
Industrials	12.9
Health Care	10.4
Energy	9.3
Consumer Staples	9.2
Materials	5.3
Utilities	3.8
Telecommunication Services	2.0

Country Allocation (% Equities)
United States	57.0
Japan	9.0
United Kingdom	8.1
Switzerland	4.9
France	4.1
Germany	3.1
Australia	2.8
Canada	2.1
Netherlands	1.9
Luxembourg	1.5
Spain	1.5
Hong Kong/China	1.1
Sweden	1.0
Ireland	0.9
Belgium	0.5
Cayman Islands	0.3
Finland	0.3
Austria	0.1

American Beacon The London Company Income

Equity Fund

May 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.79%
CONSUMER DISCRETIONARY - 11.04%
Hotels, Restaurants & Leisure - 2.97%
Carnival Corp.	445,620	$20,646

Leisure Equipment & Products - 4.58%
Hasbro, Inc.	439,627	31,710

Specialty Retail - 3.49%
Lowe’s Cos., Inc.	346,363	24,238

Total Consumer Discretionary		76,594

CONSUMER STAPLES - 11.95%
Beverages - 1.70%
Coca-Cola Co.	288,220	11,805

Tobacco - 10.25%
Altria Group, Inc.	496,850	25,439
Lorillard, Inc.	419,181	30,382
Reynolds American, Inc.	199,192	15,288

		71,109

Total Consumer Staples		82,914

ENERGY - 8.80%
Oil & Gas - 8.80%
Chevron Corp.	122,706	12,639
ConocoPhillips	259,339	16,515
Kinder Morgan, Inc.	768,895	31,901

Total Energy		61,055

FINANCIALS - 16.91%
Diversified Financials - 10.78%
BlackRock, Inc., Class A	66,622	24,369
Federated Investors, Inc., Class B	652,590	22,710
Wells Fargo & Co.	497,296	27,829

		74,908

Insurance - 2.45%
Cincinnati Financial Corp.	336,321	17,011

Real Estate - 3.68%
Communications Sales & Leasing, Inc.A	366,456	9,546
Corrections Corp. of AmericaA	454,870	15,993

		25,539

Total Financials		117,458

HEALTH CARE - 9.55%
Pharmaceuticals - 9.55%
Bristol-Myers Squibb Co.	309,955	20,023
Eli Lilly & Co.	286,028	22,568
Pfizer, Inc.	681,723	23,690

Total Health Care		66,281

INDUSTRIALS - 7.34%
Aerospace & Defense - 4.23%
General Dynamics Corp.	209,565	29,372

	Shares	Fair Value
		(000’s)
Industrial Conglomerates - 3.11%
General Electric Co.	791,000	$21,571

Total Industrials		50,943

INFORMATION TECHNOLOGY - 16.59%
Communications Equipment - 5.78%
Cisco Systems, Inc.	653,220	19,146
Corning, Inc.	1,001,910	20,960

		40,106

IT Consulting & Services - 2.17%
Paychex, Inc.	305,481	15,094

Semiconductor Equipment & Products - 3.22%
Intel Corp.	647,861	22,325

Software - 5.42%
CA, Inc.	698,730	21,276
Microsoft Corp.	348,058	16,310

		37,586

Total Information Technology		115,111

MATERIALS - 7.37%
Chemicals - 7.37%
Albemarle Corp.	328,945	19,786
NewMarket Corp.	40,751	18,762
The Mosaic Co.	275,630	12,638

Total Materials		51,186

TELECOMMUNICATION SERVICES - 2.12%
Diversified Telecommunication Services - 2.12%
Verizon Communications, Inc.	247,194	12,222
Windstream Holdings, Inc.	305,280	2,483

Total Telecommunication Services		14,705

UTILITIES - 3.12%
Electric - 3.12%
Dominion Resources, Inc.	132,728	9,360
Duke Energy Corp.	162,031	12,271

Total Utilities		21,631

Total Common Stock (Cost $599,420)		657,878

SHORT-TERM INVESTMENTS - 5.47% (Cost $37,999)
JPMorgan U.S. Government Money Market Fund, Capital Class	37,998,671	37,999

TOTAL INVESTMENTS - 100.26% (Cost $637,419)		695,877
LIABILITIES, NET OF OTHER ASSETS - (0.26%)		(1,815)

TOTAL NET ASSETS - 100.00%		$694,062

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.

Futures Contracts Open on May 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

S&P 500 Mini E Index June Futures	Long	234	June 2015	$24,640,200	$(177,954)

				$24,640,200	$(177,954)

See Accompanying Notes.

Top Ten Holdings (% Net Assets)
Kinder Morgan, Inc.	4.6
Hasbro, Inc.	4.6
Lorillard, Inc.	4.4
General Dynamics Corp.	4.2
Wells Fargo & Co.	4.0
Altria Group, Inc.	3.7
BlackRock, Inc.	3.5
Lowe’s Cos., Inc.	3.5
Pfizer, Inc.	3.4
Federated Investors, Inc.	3.3

Total Fund Holdings	34

Sector Allocation (% Equities)
Financials	17.9
Information Technology	17.5
Consumer Staples	12.6
Consumer Discretionary	11.6
Health Care	10.1
Energy	9.3
Materials	7.8
Industrials	7.7
Utilities	3.3
Telecommunication Services	2.2

American Beacon SiM High Yield Opportunities Fund

May 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 2.15%
FINANCIALS - 1.15%
Banks - 0.29%
Alpha Bank A.E.A	7,437,628	$2,744

Other Finance - 0.23%
Oslo Bors VPS Holdings ASA	188,850	2,199

Real Estate - 0.63%
Annaly Capital Management, Inc.B	359,000	3,749
Omega Healthcare Investors, Inc.B	60,000	2,162

		5,911

MANUFACTURING - 0.45%
Basic Materials - 0.45%
CVR Partners LPC D	299,373	4,266

MATERIALS - 0.55%
Basic Materials - 0.12%
OCI Partners LPC D	64,105	1,118

Chemicals - 0.20%
Terra Nitrogen Co. LPC D	14,650	1,919

Metals/Mining - 0.23%
OCI Resources LPC D	91,000	2,135

Total Common Stock (Cost $21,429)		20,292

	Par AmountM
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS - 1.14%
Consumer - 1.14%
North Atlantic Trading Co. Inc., 1st Lien Term Loan, 7.75%, Due 1/13/2020	$5,260	5,201
North Atlantic Trading Co. Inc., 2nd Lien Term Loan, 1.00%, Due 6/30/2020	5,600	5,551

Total Domestic Bank Loan Obligations (Cost $10,743)		10,752

DOMESTIC CONVERTIBLE OBLIGATIONS - 1.17%
Manufacturing - 0.53%
Tesla Motors, Inc., 1.25%, Due 3/1/2021	5,225	5,006

Transportation - 0.64%
Titan Machinery, Inc., 3.75%, Due 5/1/2019	7,450	6,007

Total Domestic Convertible Obligations (Cost $11,128)		11,013

DOMESTIC OBLIGATIONS - 80.78%
Consumer - 6.56%
Constellation Brands, Inc., 6.00%, Due 5/1/2022	9,000	10,148
HJ Heinz Co., 4.25%, Due 10/15/2020	9,250	9,470
JBS USA LLC / JBS USA Finance, Inc., 5.875%, Due 7/15/2024E F	13,550	13,956
Minerva Luxembourg S.A., 7.75%, Due 1/31/2023F	10,600	10,915
Simmons Foods, Inc., 7.875%, Due 10/1/2021F	9,605	9,005
TreeHouse Foods, Inc., 4.875%, Due 3/15/2022	8,264	8,305

		61,799

Energy - 5.64%
Bonanza Creek Energy, Inc., 5.75%, Due 2/1/2023	11,575	10,707
MEG Energy Corp., 7.00%, Due 3/31/2024F	13,825	13,341
Memorial Production Partners LP / Memorial Production Finance Corp.,
7.625%, Due 5/1/2021C	8,550	8,379
6.875%, Due 8/1/2022C F	7,125	6,782
Northern Blizzard Resources, Inc., 7.25%, Due 2/1/2022F	14,403	13,899

		53,108

	Par AmountM	Fair Value
	(000’s)	(000’s)
Finance - 5.71%
Carlson Travel Holdings, Inc., 7.50%, Due 8/15/2019F G	$9,475	$9,617
DFC Finance Corp., 10.50%, Due 6/15/2020F	11,400	8,778
Fly Leasing Ltd., 6.75%, Due 12/15/2020	14,300	14,764
Iron Mountain, Inc., 6.00%, Due 8/15/2023	9,040	9,583
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, Due 6/1/2022E	11,800	11,121

		53,863

Manufacturing - 22.90%
Activision Blizzard, Inc., 5.625%, Due 9/15/2021F	10,900	11,649
Actuant Corp., 5.625%, Due 6/15/2022	11,000	11,275
ADS Tactical, Inc., 11.00%, Due 4/1/2018F	17,500	18,462
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.,
8.50%, Due 12/15/2019E	5,725	5,467
6.375%, Due 3/15/2024C E	15,275	12,450
Crown Americas LLC / Crown Americas Capital Corp IV, 4.50%, Due 1/15/2023E	14,175	13,998
Ducommun, Inc., 9.75%, Due 7/15/2018	7,450	7,878
IHS, Inc., 5.00%, Due 11/1/2022F	13,081	13,179
Kissner Milling Co., Ltd., 7.25%, Due 6/1/2019F	13,600	13,923
LSB Industries, Inc., 7.75%, Due 8/1/2019	13,250	14,078
Orbital ATK, Inc., 5.25%, Due 10/1/2021F	14,878	15,436
Sealed Air Corp., 6.50%, Due 12/1/2020F	13,846	15,437
Sensata Technologies BV, 4.875%, Due 10/15/2023F	18,025	18,386
Servicios Corporativos Javer SAPI de CV, 9.875%, Due 4/6/2021F	11,100	11,877
Southern Graphics, Inc., 8.375%, Due 10/15/2020F	14,315	14,584
Techniplas LLC, 10.00%, Due 5/1/2020E F	8,600	8,751
TransDigm, Inc., 6.50%, Due 7/15/2024	8,800	8,976

		215,806

Service - 29.85%
Ancestry.com, Inc., 11.00%, Due 12/15/2020	7,000	7,980
CHS/Community Health Systems, Inc., 5.125%, Due 8/1/2021	13,350	13,851
Churchill Downs, Inc., 5.375%, Due 12/15/2021	16,100	16,502
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, Due 5/15/2020E F	14,350	14,224
DaVita HealthCare Partners, Inc., 5.75%, Due 8/15/2022	12,500	13,297
Envision Healthcare Corp., 5.125%, Due 7/1/2022F	10,650	10,970
Halyard Health, Inc., 6.25%, Due 10/15/2022F	12,725	13,393
HCA, Inc.,
3.75%, Due 3/15/2019	2,000	2,030
4.75%, Due 5/1/2023	13,645	14,123
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022	13,525	13,796
Lansing Trade Group LLC / Lansing Finance Co. Inc, 9.25%, Due 2/15/2019E F	11,900	11,692
LifePoint Health, Inc., 5.50%, Due 12/1/2021	15,885	16,699
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020F	16,795	17,949
MGM Resorts International, 7.75%, Due 3/15/2022	12,000	13,590
Multi-Color Corp., 6.125%, Due 12/1/2022F	9,625	9,986
Numericable-SFR SAS, 4.875%, Due 5/15/2019F	11,900	11,971
Station Casinos LLC, 7.50%, Due 3/1/2021E	14,637	15,588
Tenet Healthcare Corp., 4.50%, Due 4/1/2021	16,875	16,705
Univision Communications, Inc., 6.75%, Due 9/15/2022F	16,050	17,375
Vantage Oncology LLC / Vantage Oncology Finance Co., 9.50%, Due 6/15/2017E F	1,900	1,872
Viking Cruises Ltd., 8.50%, Due 10/15/2022F	14,675	16,436
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, Due 3/15/2022E	11,000	11,330

		281,359

Telecommunications - 4.42%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021F	13,750	13,753
NeuStar, Inc., 4.50%, Due 1/15/2023	10,350	9,108
Virgin Media Finance PLC, 6.375%, Due 4/15/2023F H	17,650	18,753

		41,614

Transportation - 3.54%
Gol Luxco S.A., 8.875%, Due 1/24/2022F	4,800	3,761
United Continental Holdings, Inc.,
6.375%, Due 6/1/2018	3,100	3,240
6.00%, Due 12/1/2020	7,675	7,963
US Airways Group, Inc., 6.125%, Due 6/1/2018	13,600	14,042
VRG Linhas Aereas S.A., 10.75%, Due 2/12/2023F	5,000	4,350

		33,356

		Par AmountM	Fair Value
		(000’s)	(000’s)
Utilities - 2.16%
Calpine Corp., 7.875%, Due 1/15/2023F		$8,614	$9,427
GenOn Americas Generation LLC, 9.125%, Due 5/1/2031E		11,600	10,904

			20,331

Total Domestic Obligations (Cost $758,939)			761,236

FOREIGN CONVERTIBLE OBLIGATIONS - 0.15%
Consumer - 0.15%
Pescanova S.A.,
5.125%, Due 4/20/2017 I J		7,450	737
8.75%, Due 2/17/2019I J		6,600	652

Total Foreign Convertible Obligations (Cost $10,076)			1,389

FOREIGN OBLIGATIONS - 10.57%
Consumer - 0.55%
Marine Harvest ASA, 4.83%, Due 3/12/2018 K	NOK	39,000	5,169

Finance - 2.08%
Emma Delta Finance PLC,
8.50%, Due 10/15/2017F H	EUR	5,000	5,025
12.00%, Due 10/15/2017F H	EUR	7,000	7,873
MPT Operating Partnership LP/MPT Finance Corp., 5.75%, Due 10/1/2020C	EUR	5,600	6,673

			19,571

Service - 4.47%
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018F	EUR	7,650	8,612
Europcar Groupe S.A., 11.50%, Due 5/15/2017F	EUR	8,000	9,858
Gala Electric Casinos, 11.50%, Due 6/1/2019F	GBP	7,950	12,992
Gamenet SpA, 7.25%, Due 8/1/2018F	EUR	10,000	10,643

			42,105

Sovereign - 1.16%
Greece, Hellenic Republic, 3.00%, Due 2/24/2023K L	EUR	5,000	3,133
Mexican Bonos Desarr, 5.00%, Due 6/15/2017	MXN	117,500	7,777

			10,910

Transportation - 2.31%
Moto Finance PLC, 6.375%, Due 9/1/2020F H M	GBP	8,255	13,058
VWR Funding, Inc., 4.625%, Due 4/15/2022	EUR	8,000	8,681

			21,739

Total Foreign Obligations (Cost $110,712)			99,494

		Shares
SHORT-TERM INVESTMENTS - 1.84% (Cost $17,354)

Short-Term Investments - 1.84%
JPMorgan U.S. Government Money Market Fund, Capital Class		17,353,836	17,354

TOTAL INVESTMENTS - 97.80% (Cost $940,380)			921,530

OTHER ASSETS, NET OF LIABILITIES - 2.20%			20,775

TOTAL NET ASSETS - 100.00%			$942,305

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	LP - Limited Partnership.
D	MLP - Master Limited Partnership.
E	LLC - Limited Liability Company.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $471,950 or 50.08% of net assets. The Fund has no right to demand registration of these securities.
G	PIK - Payment in Kind.
H	PLC - Public Limited Company.
I	Illiquid. At period end, the value of these securities amounted to $1,389 or 0.15% of net assets.

J	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,389 or 0.15% of net assets.
K	Variable rate.
L	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
M	In U.S. Dollars unless stated otherwise.

Futures Contracts Open on May 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Globex June Futures	Short	280	June 2015	$26,755,750	$(735,799)
Euro Currency Globex June Futures	Short	474	June 2015	65,074,275	(2,410,395)

				$91,830,025	$(3,146,194)

Glossary:

Counterpary Abbreviations:

SSB	State Street Bank and Trust Company

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone

Exchange Abbreviations:

Globex	Chicago Mercantile Exchange
OTC	Over-the-Counter

See Accompanying Notes.

American Beacon Flexible Bond Fund

May 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 0.87%
FINANCE - 0.87%
Banks - 0.87%
HSBC USA, Inc., 1.00%, Due 12/31/2049A B	6,150	$149
Lloyds Banking Group PLC,
6.413%, Due 1/29/2049B C D E	470,000	533
6.657%, Due 12/31/2049B C D E	620,000	706
RBS Capital Funding Trust V, 5.90%, Due 12/31/2049	10,000	247
RBS Capital Funding Trust VII, 6.08%, Due 12/31/2049	6,900	173
UBS Preferred Funding Trust IV, 1.00%, Due 12/31/2049A B F	4,000	79
US Bancorp, 1.00%, Due 12/31/2049A B	7,500	166

Total Finance		2,053

Total Preferred Stock (Cost $1,888)		2,053

	Par AmountQ
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS - 0.44%
Consumer - 0.06%
HJ Heinz Co. Term Loan B 2, 3.50%, Due 6/5/2020 G	$131	131

Service - 0.38%
Hilton Worldwide Finance LLC, 3.50%, Due 10/26/2020 B G H	907	908

Total Domestic Bank Loan Obligations (Cost $1,038)		1,039

DOMESTIC CONVERTIBLE OBLIGATIONS - 1.85%
Finance - 0.30%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/2018	377	361
Anthem, Inc., 2.75%, Due 10/15/2042	60	135
National Bank of Abu Dhabi PJSC, 1.00%, Due 3/12/2018I	200	210

		706

Manufacturing - 0.55%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	31	61
Intel Corp., 3.25%, Due 8/1/2039	117	199
Lam Research Corp., 0.50%, Due 5/15/2016	78	104
NetSuite, Inc., 0.25%, Due 6/1/2018	51	54
Salesforce.com, Inc., 0.25%, Due 4/1/2018	173	217
ServiceNow, Inc., Zero Coupon, Due 11/1/2018	138	166
Siemens Financieringsmaatschappij N.V., 1.05%, Due 8/16/2017	500	543

		1,344

Service - 0.70%
CP Foods Holdings Ltd., 0.50%, Due 1/15/2019I	200	211
DP World Ltd., 1.75%, Due 6/19/2024I	200	218
FireEye, Inc.,
1.00%, Due 6/1/2035E	8	8
1.625%, Due 6/1/2035E	8	8
Hologic, Inc., 2.00%, Due 12/15/2037B	46	73
Illumina, Inc., Zero Coupon, Due 6/15/2019E	232	269
Priceline Group, Inc., 1.00%, Due 3/15/2018	154	207
Restoration Hardware Holdings, Inc., Zero Coupon, Due 6/15/2019E	111	113
Twitter, Inc., 0.25%, Due 9/15/2019E	633	575

		1,682

Transportation - 0.04%
Mitsui OSK Lines Ltd., Zero Coupon, Due 4/24/2018 I	100	96

Utilities - 0.26%
Cahaya Capital Ltd., Zero Coupon, Due 9/18/2021 I	600	610

Total Domestic Convertible Obligations (Cost $4,237)		4,438

	Par AmountQ	Fair Value
	(000’s)	(000’s)
DOMESTIC OBLIGATIONS - 30.57%
Consumer - 0.44%
BAT International Finance PLC, 1.125%, Due 3/29/2016C I	$300	$301
BRF - Brasil Foods S.A., 5.875%, Due 6/6/2022E	200	223
JM Smucker Co.,
3.00%, Due 3/15/2022E	135	135
3.50%, Due 3/15/2025E	100	100
4.25%, Due 3/15/2035E	180	175
Land O’Lakes Capital Trust I Ltd., 7.45%, Due 3/15/2028E	100	108

		1,042

Energy - 1.43%
Basic Energy Services, Inc., 7.75%, Due 2/15/2019	100	84
Chesapeake Energy Corp., 3.525%, Due 4/15/2019B	100	97
CNOOC Finance 2013 Ltd., 3.00%, Due 5/9/2023	200	193
Continental Resources, Inc., 7.125%, Due 4/1/2021	100	106
Denbury Resources, Inc., 5.50%, Due 5/1/2022	100	95
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.75%, Due 2/1/2022H	100	106
6.875%, Due 2/15/2023H	88	94
Harvest Operations Corp., 6.875%, Due 10/1/2017	100	93
Kinder Morgan Energy Partners LP, 3.50%, Due 9/1/2023J	210	203
Millennium Offshore Services Superholdings LLC, 9.50%, Due 2/15/2018H I	200	188
Petrobras Global Finance BV, 3.25%, Due 3/17/2017	200	198
Regency Energy Partners LP / Regency Energy Finance Corp., 5.75%, Due 9/1/2020J	150	165
Reliance Holding USA, Inc., 4.50%, Due 10/19/2020	250	268
Sabine Pass Liquefaction LLC, 5.75%, Due 5/15/2024H	800	813
Sabine Pass LNG LP, 7.50%, Due 11/30/2016J	150	160
Sinopec Group Overseas Development 2012 Ltd., 3.90%, Due 5/17/2022I	200	209
Sinopec Group Overseas Development 2014 Ltd., 4.375%, Due 4/10/2024I	200	214
Trinidad Drilling Ltd., 7.875%, Due 1/15/2019E	100	99

		3,385

Finance - 17.77%
2013-2 Aviation Loan Trust, 2.381%, Due 12/15/2022B E	83	77
ABN AMRO Bank N.V., 1.079%, Due 10/28/2016B E	1,400	1,409
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 2.75%, Due 5/15/2017E	550	549
AGFC Capital Trust I Limited, 6.00%, Due 1/15/2067B E	300	228
Agile Property Holdings Ltd., 8.875%, Due 4/28/2017I	100	101
Albaraka Turk Katilim Bankasi AS, 6.25%, Due 6/30/2019I	200	204
Ally Financial, Inc.,
4.625%, Due 6/26/2015	1,100	1,101
3.50%, Due 7/18/2016	200	203
4.625%, Due 5/19/2022	100	100
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, Due 2/6/2019H J	105	101
Banco Bilbao Vizcaya Argentaria S.A., 9.00%, Due 5/29/2049B I	600	652
Banco Santander Brasil S.A., 4.25%, Due 1/14/2016E	400	406
Banco Santander Chile S.A., 1.176%, Due 4/11/2017B E	880	878
Bank of America Corp.,
5.75%, Due 12/1/2017	60	66
5.65%, Due 5/1/2018	700	772
1.315%, Due 1/15/2019B	700	708
1.144%, Due 4/1/2019B	1,115	1,123
7.625%, Due 6/1/2019	100	120
Bank of America NA, 5.30%, Due 3/15/2017	250	266
Bank of Scotland PLC, 0.625%, Due 11/29/2049C	200	127
BankAmerica Capital III, 0.845%, Due 1/15/2027B	90	76
Banque Internationale a Luxembourg S.A., 0.976%, Due 5/16/2016B	500	490
Barclays Bank PLC,
0.625%, Due 7/29/2049C	80	50
0.688%, Due 11/29/2049C	80	51
Barclays PLC, 3.65%, Due 3/16/2025C	200	196
Carrington Holding Co. LLC, 2.50%, Due 1/15/2026H I K L	168	61
Catlin Insurance Co., Ltd., 7.249%, Due 7/29/2049E	100	94
Central Fidelity Capital Trust I, 1.275%, Due 4/15/2027	270	242
Chase Capital II, 0.778%, Due 2/1/2027B	100	85
China Overseas Land & Investment Ltd., 6.375%, Due 10/29/2043I	200	221
CIT Group, Inc., 5.00%, Due 5/15/2017	100	104

	Par AmountQ	Fair Value
	(000’s)	(000’s)
Citigroup, Inc.,
0.805%, Due 3/10/2017B	$575	$575
0.982%, Due 11/24/2017B	500	500
0.967%, Due 4/27/2018B	595	594
6.125%, Due 5/15/2018	760	851
Country Garden Holdings Co. Ltd, 10.50%, Due 8/11/2015	100	101
Credit Suisse/New York NY,
0.959%, Due 4/27/2018B	300	300
3.625%, Due 9/9/2024	1,000	1,018
Deutsche Bank AG/London,
0.887%, Due 2/13/2017B	1,115	1,118
6.00%, Due 9/1/2017	300	329
Development Bank of Kazakhstan JSC, 5.50%, Due 12/20/2015I	200	204
Digital Realty Trust LP,
5.875%, Due 2/1/2020J	140	159
3.625%, Due 10/1/2022J	125	124
Dresdner Bank AG, 7.25%, Due 9/15/2015	180	183
Dresdner Funding Trust I, 8.151%, Due 6/30/2031E	430	542
EPR Properties, 5.75%, Due 8/15/2022	225	246
First Chicago NBD Institutional Capital I, 0.83%, Due 2/1/2027B	90	77
Goldman Sachs Group, Inc.,
1.374%, Due 11/15/2018B	2,930	2,960
7.50%, Due 2/15/2019	332	393
1.297%, Due 10/23/2019B	350	351
1.437%, Due 4/23/2020B	600	607
1.884%, Due 11/29/2023B	250	255
HBOS PLC, 0.964%, Due 9/6/2017B C I	995	990
Hong Kong & Shanghai Bank, 0.438%, Due 7/29/2049	30	19
HSBC Bank PLC,
0.60%, Due 6/29/2049C	30	19
0.688%, Due 6/29/2049C	40	25
0.75%, Due 9/30/2049C	80	50
ICBC Standard Bank PLC, 8.125%, Due 12/2/2019C I	100	114
ING Bank N.V., 0.964%, Due 10/1/2019E	1,200	1,202
International Lease Finance Corp.,
6.75%, Due 9/1/2016E	600	636
7.125%, Due 9/1/2018E	130	146
JP Morgan Chase Capital XXIII Ltd., 1.274%, Due 5/15/2077B	480	380
JPMorgan Chase & Co.,
1.177%, Due 1/25/2018B	640	647
4.40%, Due 7/22/2020	10	11
JPMorgan Chase Bank NA, 6.00%, Due 10/1/2017	300	330
JPMorgan Chase Capital XXI, 1.229%, Due 1/15/2087B	400	333
Lincoln National Corp., 7.00%, Due 5/17/2066	50	45
Lloyds Bank PLC,
6.375%, Due 1/21/2021C	550	653
0.60%, Due 6/29/2049B C	220	140
0.50%, Due 11/29/2049B C	350	221
Macquarie Bank Ltd.,
5.00%, Due 2/22/2017I	500	531
1.057%, Due 3/24/2017B E	500	503
0.907%, Due 10/27/2017B E	610	611
Macquarie Group Ltd., 1.278%, Due 1/31/2017B E	1,070	1,075
Morgan Stanley,
1.011%, Due 1/5/2018B	100	100
1.557%, Due 4/25/2018B	2,695	2,747
7.30%, Due 5/13/2019	300	356
1.417%, Due 1/27/2020B	130	132
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, Due 5/1/2021J	200	214
NASDAQ OMX Group, Inc.,
5.55%, Due 1/15/2020	140	157
4.25%, Due 6/1/2024	100	103
NB Capital Trust III, 0.825%, Due 1/15/2027B	90	75
Nomura Holdings, Inc., 2.00%, Due 9/13/2016	150	151
Omega Healthcare Investors, Inc., 4.50%, Due 4/1/2027	100	98
Quicken Loans, Inc., 5.75%, Due 5/1/2025E	100	100
Royal Bank of Canada, 1.20%, Due 9/19/2017	160	160

	Par AmountQ	Fair Value
	(000’s)	(000’s)
Royal Bank of Scotland Group PLC,
2.55%, Due 9/18/2015C	$850	$854
7.648%, Due 12/31/2049B C	560	710
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022A C I	300	335
Shinhan Bank, 0.924%, Due 4/8/2017B E	1,430	1,429
State Street Capital Trust I Ltd., 0.834%, Due 5/15/2028B	100	88
State Street Capital Trust IV, 1.271%, Due 6/1/2077B	300	256
Swire Properties MTN Financing Ltd., 4.375%, Due 6/18/2022I	200	214
UBS AG,
5.875%, Due 12/20/2017	175	193
5.125%, Due 5/15/2024I	900	917
UBS AG/Stamford CT,
1.00%, Due 6/1/2017	350	350
0.969%, Due 3/26/2018	400	401
1.80%, Due 3/26/2018	400	400
2.35%, Due 3/26/2020	500	500

		42,069

Manufacturing - 3.63%
Apple, Inc., 3.20%, Due 5/13/2025	100	101
ArcelorMittal, 4.50%, Due 8/5/2015	210	211
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 3.271%, Due 12/15/2019B C E	200	197
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018E	100	95
D.R. Horton, Inc., 4.00%, Due 2/15/2020	150	151
Fidelity National Information Services, Inc., 5.00%, Due 3/15/2022	150	158
Fiserv, Inc., 3.85%, Due 6/1/2025	100	101
FMG Resources August 2006 Property Ltd., 8.25%, Due 11/1/2019E	100	92
Ford Motor Credit Co. LLC,
4.207%, Due 4/15/2016H	450	462
1.054%, Due 1/17/2017B H	2,860	2,864
General Motors Financial Co. Inc., 2.75%, Due 5/15/2016	400	406
Glencore Funding, LLC,
1.445%, Due 5/27/2016B H I	500	500
1.336%, Due 4/16/2018B E	400	400
Heathrow Funding Ltd., 2.50%, Due 6/25/2017E	200	200
Montell Finance Co., 8.10%, Due 3/15/2027E	150	204
Nitrogenmuvek Vegyipari Zrt, 7.875%, Due 5/21/2020E	200	191
Oracle Corp.,
2.95%, Due 5/15/2025	100	98
4.125%, Due 5/15/2045	175	170
Rock Tenn Co., 3.50%, Due 3/1/2020	100	104
Schaeffler Holding Finance BV, 6.875%, Due 8/15/2018E L	800	832
Seagate HDD Cayman, 4.75%, Due 1/1/2025	105	108
Siemens Financieringsmaatschappij N.V., 2.90%, Due 5/27/2022E	500	502
Tech Data Corp., 3.75%, Due 9/21/2017	100	103
Toll Brothers Finance Corp., 4.00%, Due 12/31/2018	150	154
Vale S.A., 5.625%, Due 9/11/2042	100	87
WESCO Distribution, Inc., 5.375%, Due 12/15/2021	100	102

		8,593

Service - 3.42%
AbbVie, Inc.,
2.50%, Due 5/14/2020	210	210
3.60%, Due 5/14/2025	200	201
Actavis Funding SCS,
3.00%, Due 3/12/2020	100	101
3.45%, Due 3/15/2022	140	141
ADT Corp., 6.25%, Due 10/15/2021	170	182
AMC Networks, Inc., 7.75%, Due 7/15/2021	100	109
AutoNation, Inc.,
6.75%, Due 4/15/2018	160	180
5.50%, Due 2/1/2020	100	110
Bed Bath & Beyond, Inc., 3.749%, Due 8/1/2024	200	204
Best Buy Co. Inc, 5.00%, Due 8/1/2018	120	126
Biomet, Inc., 6.50%, Due 8/1/2020	100	106
Boston Scientific Corp., 2.85%, Due 5/15/2020	110	110
Coach, Inc., 4.25%, Due 4/1/2025	100	98
Cox Communications, Inc., 3.85%, Due 2/1/2025E	100	99
DISH DBS Corp., 4.625%, Due 7/15/2017	680	705

	Par AmountQ	Fair Value
	(000’s)	(000’s)
Forest Laboratories, Inc., 4.375%, Due 2/1/2019E	$240	$256
FTI Consulting, Inc., 6.75%, Due 10/1/2020	190	199
GameStop Corp., 5.50%, Due 10/1/2019E	100	104
HCA, Inc.,
6.50%, Due 2/15/2016	750	775
3.75%, Due 3/15/2019	115	117
6.50%, Due 2/15/2020	800	894
Host Hotels & Resorts LP, 3.75%, Due 10/15/2023J	200	200
IAC/InterActiveCorp, 4.875%, Due 11/30/2018	365	377
McDonald’s Corp., 3.375%, Due 5/26/2025	100	100
MGM Resorts International,
6.625%, Due 7/15/2015	1,200	1,205
7.50%, Due 6/1/2016	100	105
Scripps Networks Interactive, Inc., 3.50%, Due 6/15/2022	135	135
Sirius XM Radio, Inc., 5.25%, Due 8/15/2022E	100	106
Tencent Holdings Ltd., 2.875%, Due 2/11/2020E	200	201
Total System Services, Inc., 3.75%, Due 6/1/2023	215	215
United Rentals North America, Inc., 8.25%, Due 2/1/2021	46	50
VPI Escrow Corp., 6.375%, Due 10/15/2020E	100	107
Wyndham Worldwide Corp., 4.25%, Due 3/1/2022	170	173
Zimmer Holdings, Inc., 3.15%, Due 4/1/2022	100	100

		8,101

Sovereign - 1.99%
Hungary, Magyar Export Import Bank, 5.50%, Due 2/12/2018	240	256
Namibia, Republic of Namibia, 5.50%, Due 11/3/2021I	200	219
Norway, Eksportfinans ASA,
2.375%, Due 5/25/2016	100	100
5.50%, Due 5/25/2016	100	104
5.50%, Due 6/26/2017	600	637
Norway, KommunalBanken AS, 1.375%, Due 6/8/2017I	200	202
Singapore, Temasek Financial I Ltd., 3.375%, Due 7/23/2042I	250	233
Slovenia Government Bond,
4.75%, Due 5/10/2018I	1,100	1,176
4.125%, Due 2/18/2019I	200	211
5.85%, Due 5/10/2023I	100	117
South Korea, Export-Import Bank of Korea, 5.00%, Due 4/11/2022	200	228
South Korea, Korea Housing Finance Corp., 1.625%, Due 9/15/2018I	350	346
Supranational, Corporacion Andina de Fomento, 0.829%, Due 1/29/2018B	880	884

		4,713

Telecommunications - 1.34%
AT&T, Inc.,
1.209%, Due 6/30/2020B	100	101
3.00%, Due 6/30/2022	100	98
3.40%, Due 5/15/2025	100	97
4.30%, Due 12/15/2042	200	180
British Telecommunications PLC, 1.25%, Due 2/14/2017C	500	500
CommScope, Inc., 4.375%, Due 6/15/2020E	100	101
Sprint Nextel Corp., 7.00%, Due 8/15/2020	100	102
Verizon Communications, Inc.,
1.801%, Due 9/15/2016B	730	742
2.50%, Due 9/15/2016	137	139
2.021%, Due 9/14/2018B	200	208
3.65%, Due 9/14/2018	300	316
5.15%, Due 9/15/2023	100	112
4.272%, Due 1/15/2036E	231	215
West Corp., 5.375%, Due 7/15/2022E	170	165
Windstream Co., LLC, 7.75%, Due 10/15/2020H	100	102

		3,178

Utilities - 0.56%
CGN Meiya Power Holdings Co. Ltd, 4.00%, Due 8/19/2018I	200	206
Electricite de France S.A., 1.15%, Due 1/20/2017E	500	502
SP PowerAssets Ltd., 2.70%, Due 9/14/2022I	200	199
Star Energy Geothermal Wayang Windu Ltd., 6.125%, Due 3/27/2020I	200	199
State Grid Overseas Investment 2014 Ltd., 4.125%, Due 5/7/2024I	200	214

		1,320

Total Domestic Obligations (Cost $72,029)		72,401

		Par AmountQ	Fair Value
		(000’s)	(000’s)

FOREIGN CONVERTIBLE OBLIGATIONS - 0.83%
Finance - 0.11%
Fonciere des Regions, 3.34%, Due 1/1/2017	EUR	$23	$25
Great Portland Estates Capital Jersey Ltd., 1.00%, Due 9/10/2018C I	GBP	100	188
Immofinanz AG, 4.25%, Due 3/8/2018	EUR	806	41

			254

Manufacturing - 0.53%
Bekaert N.V., 0.75%, Due 6/18/2018I	EUR	200	221
Cam 2012 SpA, 5.625%, Due 10/26/2017I	EUR	100	149
Faurecia, 3.25%, Due 1/1/2018I M	EUR	248	113
Indra Sistemas S.A., 1.75%, Due 10/17/2018I	EUR	100	105
Shenzhou International Group Holdings Ltd., 0.50%, Due 6/18/2019I	HKD	2,000	300
Volkswagen International Finance N.V., 5.50%, Due 11/9/2015I	EUR	200	286
Yaskawa Electric Corp., Zero Coupon, Due 3/16/2017I	JPY	5,000	63

			1,237

Service - 0.19%
China Yongda Automobiles Services Holdings Ltd., 1.50%, Due 7/18/2019I	CNY	1,000	159
FF Group Finance Luxembourg, 1.75%, Due 7/3/2019I	EUR	100	92
OHL Investments S.A., 4.00%, Due 4/25/2018I	EUR	100	96
Paramount Bed Holdings Co. Ltd, Zero Coupon, Due 7/26/2018I	JPY	10,000	83

			430

Total Foreign Convertible Obligations (Cost $2,023)			1,921

FOREIGN OBLIGATIONS - 25.52%
Consumer - 0.12%
Imperial Tobacco Group PLC, 8.375%, Due 2/17/2016 C I	EUR	250	290

Energy - 0.09%
Gazprom OAO Via Gaz Capital S.A., 3.755%, Due 3/15/2017I	EUR	100	109
Petrobras Global Finance BV, 3.75%, Due 1/14/2021	EUR	100	105

			214

Finance - 1.52%
AIB Mortgage Bank, 2.625%, Due 7/28/2017	EUR	100	113
Banco Bilbao Vizcaya Argentaria S.A., 7.00%, Due 12/29/2049B I	EUR	200	224
Banco Popular Español S.A., 11.50%, Due 10/29/2049B I	EUR	200	251
Bank of America Corp. Inflation Indexed, 3.958%, Due 10/21/2025B F N	MXN	3,000	211
BPE Financiaciones S.A., 2.50%, Due 2/1/2017	EUR	100	112
Credit Logement S.A., 1.177%, Due 3/29/2049B I	EUR	100	93
Henderson UK Finance PLC, 7.25%, Due 3/24/2016C	GBP	100	158
LCR Finance PLC, 4.50%, Due 12/7/2028C I	GBP	200	380
Lloyds Bank PLC, 10.375%, Due 2/12/2024B C I	EUR	150	211
Lloyds Banking Group PLC, 7.625%, Due 12/29/2049C I	GBP	400	653
Morgan Stanley, 7.60%, Due 8/8/2017	NZD	430	324
Novo Banco S.A.,
5.00%, Due 4/23/2019	EUR	200	225
5.00%, Due 5/23/2019	EUR	100	112
Royal Bank of Scotland PLC,
6.934%, Due 4/9/2018B C	EUR	100	125
1.595%, Due 6/14/2022B C	EUR	100	94
Santander International, 3.16%, Due 12/1/2015	GBP	200	308

			3,594

Service - 0.54%
Tesco PLC,
6.00%, Due 12/14/2029C	GBP	160	267
5.50%, Due 1/13/2033C	GBP	200	311
5.20%, Due 3/5/2057C	GBP	200	276
WPP PLC, 6.00%, Due 4/4/2017C I	GBP	250	413

			1,267

Sovereign - 23.11%
Australia, Queensland Treasury Corp., 5.75%, Due 7/22/2024I	AUD	2,175	1,994
Austria, Heta Asset Resolution AG, 2.75%, Due 5/31/2016	CHF	100	63
Brazil, Letra Tesouro Nacional, Zero Coupon, Due 7/1/2018	BRL	7,397	1,606
Brazil, Nota Do Tesouro Nacional,

		Par AmountQ	Fair Value
		(000’s)	(000’s)
10.00%, Due 1/1/2017M	BRL	$2,500	$782
10.00%, Due 1/1/2021M	BRL	700	209
6.00%, Due 8/15/2022M	BRL	1,000	837
10.00%, Due 1/1/2023M	BRL	9,325	2,738
10.00%, Due 1/1/2025	BRL	8,445	2,444
Bulgaria Government Bond, 2.95%, Due 9/3/2024I	EUR	313	349
Bulgaria Government International Bond, 3.125%, Due 3/26/2035I	EUR	340	345
Chile, Republic of Chile,
3.00%, Due 1/1/2017I	CLP	236,595	401
3.00%, Due 7/1/2017I	CLP	199,238	341
France Government Bond OAT, 3.25%, Due 5/25/2045I	EUR	150	229
Greece, Hellenic Republic Government Bond, 4.75%, Due 4/17/2019E F I	EUR	100	75
Greece, Hellenic Republic Government International Bond,
3.80%, Due 8/8/2017	EUR	30,000	157
3.00%, Due 2/24/2041B I O	EUR	100	55
Hungary Government Bond,
7.00%, Due 6/24/2022	HUF	180,000	786
6.00%, Due 11/24/2023	HUF	430,000	1,814
5.50%, Due 6/24/2025	HUF	100,000	415
Indonesia Government Bond,
8.375%, Due 3/15/2024	IDR	9,800,000	750
9.00%, Due 3/15/2029	IDR	17,100,000	1,364
8.75%, Due 2/15/2044	IDR	18,500,000	1,413
Irish Treasury Bond,
3.40%, Due 3/18/2024I	EUR	190	249
5.40%, Due 3/13/2025	EUR	340	517
2.40%, Due 5/15/2030I	EUR	175	214
2.00%, Due 2/18/2045I	EUR	150	166
Italy, Buoni Poliennali Del Tesoro,
2.50%, Due 12/1/2024	EUR	800	927
5.25%, Due 11/1/2029	EUR	340	507
5.00%, Due 8/1/2039I	EUR	995	1,512
5.00%, Due 9/1/2040I	EUR	600	913
4.75%, Due 9/1/2044E I	EUR	100	151
Malaysia Government Bond,
3.659%, Due 10/15/2020	MYR	3,010	823
4.048%, Due 9/30/2021	MYR	1,205	332
3.48%, Due 3/15/2023	MYR	4,380	1,157
Mexican Bonos Desarr,
8.50%, Due 5/31/2029M	MXN	43,200	3,368
8.50%, Due 11/18/2038M	MXN	34,010	2,678
7.75%, Due 11/13/2042M	MXN	68,000	4,988
New Zealand Government Bond,
6.00%, Due 5/15/2021I	NZD	2,245	1,829
5.50%, Due 4/15/2023I	NZD	625	507
Poland Government Bond, 5.25%, Due 10/25/2020	PLN	4,850	1,476
Portugal, Obrigacoes do Tesouro,
4.75%, Due 6/14/2019E	EUR	500	631
4.95%, Due 10/25/2023E	EUR	1,680	2,227
South Africa Government Bond,
8.00%, Due 12/21/2018	ZAR	10,000	838
6.75%, Due 3/31/2021	ZAR	7,800	611
6.50%, Due 2/28/2041	ZAR	30,105	1,904
8.75%, Due 2/28/2048	ZAR	8,205	667
South Korea Treasury Bond,
5.75%, Due 9/10/2018	KRW	2,625,000	2,663
3.375%, Due 9/10/2023	KRW	727,000	711
Spain, Bonos Y Obligaciones del Estado,
5.85%, Due 1/31/2022I	EUR	391	554
2.75%, Due 10/31/2024E I	EUR	100	119
5.15%, Due 10/31/2028E I	EUR	260	379
5.15%, Due 10/31/2044I	EUR	100	159
Supranational, European Investment Bank, 6.00%, Due 12/7/2028	GBP	37	81
UK Treasury Bond, 3.25%, Due 1/22/2044I	GBP	933	1,636

			54,661

Transportation - 0.13%
Network Rail Infrastructure Finance PLC, 4.75%, Due 11/29/2035 C	GBP	150	306

Total Foreign Obligations (Cost $66,702)			60,332

	Par AmountQ	Fair Value
	(000’s)	(000’s)

ASSET-BACKED OBLIGATIONS - 5.48%
ACE Securities Corp Home Equity Loan Trust, 0.340%, Due 8/25/2036, 2006 OP2 A1B	$967	$807
Carrington Mortgage Loan Trust, 0.445%, Due 2/25/2037, 2007 FRE1 AC3B	500	355
Chase Funding Trust, 5.323%, Due 2/26/2035, 2004-2 1A4	147	149
Citigroup Mortgage Loan Trust, Inc.,
0.555%, Due 1/25/2036, 2006 WFH1 M2	100	90
0.265%, Due 1/25/2037, 2007 AMC2 A3AA	188	128
Countrywide Asset-Backed Certificates Trust,
0.331%, Due 1/25/2037, 2006 13 3AV2B	222	210
0.345%, Due 3/25/2037, 2006 18 2A2	372	335
0.325%, Due 5/25/2037, 2006 21 1A	1,231	1,029
Fremont Home Loan Trust, 0.355%, Due 2/25/2036, 2006 2 2A3B	343	291
GoldenTree Loan Opportunities VII Ltd., 1.427%, Due 4/25/2025, 2013 7A AE	500	494
GSAMP Trust, 0.305%, Due 12/25/2036, 2007 FM1 A2B	1,632	905
IndyMac Home Equity Loan Asset-Backed Trust, 1.041%, Due 10/25/2033, B	100	93
Madison Park Funding Ltd., CLO, 0.485%, Due 3/22/2021, 2007 4A A1AB E	1,440	1,423
Master Specialized Loan Trust, 0.445%, Due 2/25/2036, 2006 2 AB E	952	834
Morgan Stanley ABS Capital I Inc. Trust,
0.235%, Due 7/25/2036, 2006 A2FPB	80	48
0.335%, Due 11/25/2036, 2007 HE1 A2CB	534	341
Morgan Stanley Capital I Inc. Trust, 0.365%, Due 3/25/2036, 2006 MSAC HE2 A2C	21	20
Nomura Home Equity Loan Inc Home Equity Loan Trust, 0.515%, Due 10/25/2036, 2006 AF1 A4	1,147	461
Oak Hill Credit Partners, 1.395%, Due 4/20/2025, 2013 8A AE	500	495
Oakwood Mortgage Investors, Inc., 6.61%, Due 6/15/2031, 2001 C A3	319	166
RAAC Series Trust, 0.581%, Due 9/25/2045, 2006 SP1 M1B	800	647
Renaissance Home Equity Loan Trust, 5.612%, Due 4/25/2037, 2007 1 AF3	967	538
Residential Asset Securities Corp.Trust,
0.765%, Due 7/25/2033, 2003 KS5 AIIBB	8	7
0.625%, Due 1/25/2036, 2005 KS12 M1B	175	168
Structured Asset Investment Loan Trust,
0.345%, Due 5/25/2036, 2006 BNC2 A5	926	764
0.335%, Due 9/25/2036, 2006 BNC3 A3	567	447
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 0.355%, Due 12/25/2036, 2006 BC5 A4B	1,326	1,124
Tralee CDO Ltd., 1.625%, Due 7/20/2026, 2014 3A A2E	600	595

Total Asset-Backed Obligations (Cost $12,624)		12,964

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.10%
Adjustable Rate Mortgage Trust, 2.752%, Due 9/25/2035, 2005 5 2A1	79	69
American Home Mortgage Investment Trust,
2.069%, Due 10/25/2034, 2004 3 5AB	50	50
1.908%, Due 9/25/2045, 2005 2 4A1B	7	6
Banc of America Alternative Loan Trust, 0.585%, Due 5/25/2035, 2005 4 CB6B	54	41
Banc of America Funding Corporation,
0.394%, Due 4/20/2047, 2007 B A1	662	516
0.484%, Due 5/20/2047, 2007 C 7A5B	309	257
Banc of America Mortgage Securities, Inc., 3.509%, Due 7/20/2032, 2002 G1A3B	14	14
Bear Stearns Adjustable Rate Mortgage Trust,
2.750%, Due 11/25/2030, 2000 2 A1	36	34
2.460%, Due 8/25/2033, 2003 5 2A1B	83	83
2.779%, Due 8/25/2033, 2003 5 1A1B	53	52
2.625%, Due 4/25/2034, 2004 1 22A1B	47	46
3.032%, Due 11/25/2034, 2004 9 22A1B	21	21
2.41%, Due 10/25/2035, 2005 9 A1B	51	50
Bear Stearns Alt-A Trust,
2.559%, Due 11/25/2036, 2006 6 32A1	124	83

	Par AmountQ	Fair Value
	(000’s)	(000’s)
5.079%, Due 12/25/2046, 2006 7 23A1	$1,049	$764
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200	197
2.532%, Due 2/25/2037, 2007 A1 1A5	39	38
2.593%, Due 3/25/2037, 2007 A1 12M3B	268	224
Citigroup Mortgage Loan Trust, Inc.,
2.585%, Due 8/25/2035, 2005 3 2A2A	45	45
2.06%, Due 9/25/2035, 2005 6 A3B	43	41
Countrywide Alternative Loan Trust,
5.50%, Due 10/25/2033, 2003 20CB 1A4	181	185
6.00%, Due 10/25/2033, 2003 J2 A1	23	24
0.355%, Due 11/25/2036, 2006 OCB 2A2B	407	387
0.465%, Due 2/25/2037, 2005 81 A1B	18	14
0.394%, Due 7/20/2046, 2006 OA9 2A1AB	12	9
0.375%, Due 9/25/2046, 2006 OA11 A1BB	16	13
0.379%, Due 12/20/2046, 2006 OA17 1A1A	1,333	1,017
Countrywide Home Loan Mortgage Pass Through Trust,
2.540%, Due 6/25/2033, 2003 27 A1B	40	39
0.945%, Due 9/25/2034, 2004 16 1A4AB	43	40
0.475%, Due 4/25/2035, 2005 3 2A1B	198	164
0.415%, Due 5/25/2035, 2005 9 1A3B	143	120
5.75%, Due 5/25/2037, 2007 5 A51	73	69
Credit Suisse First Boston Mortgage Securities Corp., 2.477%, Due 9/25/2034, 2004 AR8 2A1	28	27
Credit Suisse Mortgage-Backed Trust, 6.00%, Due 7/25/2036, 2006 6 1A4	550	450
Deutsche Alt-A Securities Mortgage Loan Trust, 0.335%, Due 3/25/2037, 2007 AR2 A1	735	526
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	13	15
Fannie Mae REMIC, 0.385%, Due 10/27/2037, 2007-114 A6	551	545
First Horizon Asset Securities, Inc., 2.531%, Due 2/25/2034, 2004 AR1 2A1B	49	49
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	2	2
2.151%, Due 6/25/2034, 2004 7 3A1	35	34
4.960%, Due 11/25/2035, 2005 AR7 6A1B	32	30
JP Morgan Alternative Loan Trust, 2.878%, Due 5/26/2037, 2008 R3 3A1E	285	256
Morgan Stanley Mortgage Loan Trust, 2.121%, Due 6/25/2036, 2006 8AR 5A4B	25	23
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	10	7
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2E	107	112
Prime Mortgage Trust, 0.685%, Due 2/25/2035, 2006 CL1 A1B	81	77
Residential Accredit Loans, Inc., 0.285%, Due 5/25/2037, 2007 QA3 A1B	334	259
Residential Asset Mortgage Products, Inc., 0.685%, Due 7/25/2035,	250	218
Residential Asset Securitization Trust, 2.461%, Due 12/25/2034, 2004 IP2 4A	82	81
Structured Adjustable Rate Mortgage Loan Trust,
2.438%, Due 5/25/2034, 2004 5 3A2	56	56
2.476%, Due 7/25/2034, 2004 8 3AB	57	57
Structured Asset Mortgage Investments II Trust,
1.594%, Due 2/25/2036, 2005 ARB A2B	926	804
0.415%, Due 5/25/2045, 2005 AR2 2A1B	95	83
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 5.50%, Due 5/25/2035, 2005 6 2A14	104	106
WaMu Mortgage Pass Through Certificates,
2.167%, Due 2/25/2033, 2003 AR1 2AB	4	4
2.441%, Due 3/25/2035, 2005 AR3 A1	40	40
5.50%, Due 11/25/2035, 2005 9 2A2	254	250
0.345%, Due 2/25/2037, 2007 HY1 A2AB	312	237
2.385%, Due 3/25/2037, 2007 HY3 4A1B	178	168
1.870%, Due 12/19/2039, 2001 AR5 1A	85	83
0.475%, Due 10/25/2045, 2005 AR13 A1A1	319	297
Wells Fargo Mortgage Backed Securities Trust, 2.617%, Due 3/25/2035, 2005 AR3 2A1B	77	78

Total Collateralized Mortgage Obligations (Cost $9,257)		9,686

	Par AmountQ		Fair Value
	(000’s)		(000’s)
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.08%
GE Business Loan Trust,
0.666%, Due 12/15/2032, 2004 2A BE		$94	$91
0.466%, Due 11/15/2034, 2006 2A BE		95	88
LB-UBS Commercial Mortgage Trust, 0.267%, Due 9/15/2045, 2007 C7 XW		1,238	8

Total Commercial Mortgage-Backed Obligations (Cost $195)			187

FOREIGN COLLATERALIZED MORTGAGE OBLIGATIONS - 1.44%
Fondo de Titulizacion de Activos, 0.177%, Due 6/16/2049, 16 A2 I	EUR	1,047	1,007
IM Pastor 4 Fondo de Titulizacion de Activos, 0.165%, Due 3/22/2044, 4 A I	EUR	1,171	1,125
Rural Hipotecario IX Fondo de Titulizacion de Activos, 0.131%, Due 2/17/2050, 9 A2I	EUR	441	471
TDA CAM Fondo de Titulizacion de Activos, 0.118%, Due 2/26/2049, 8 A I	EUR	809	815

Total Foreign Collateralized Mortgage Obligations (Cost $4,243)			3,418

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.48%
Fannie Mae TBA, 3.50%, Due 6/11/2045 R		300	313
Ginnie Mae I TBA, 3.50%, Due 6/18/2045 R		800	839

Total U.S. Agency Mortgage-Backed Obligations (Cost $1,151)			1,152

U.S. AGENCY OBLIGATIONS - 0.13% (Cost $273)
Fannie Mae Notes, 3.15%, Due 12/27/2027 B O		300	298

U.S. TREASURY OBLIGATIONS - 28.92%
U.S. Treasury Inflation Protected Securities - 3.68%
0.125%, Due 7/15/2022 N P		719	721
0.125%, Due 7/15/2024 N		2,585	2,560
0.25%, Due 1/15/2025 N		1,694	1,689
2.375%, Due 1/15/2025 N P		1,290	1,545
2.00%, Due 1/15/2026 N P		59	70
2.375%, Due 1/15/2027 N		445	542
3.875%, Due 4/15/2029 N P		485	701
0.625%, Due 2/15/2043 N		963	892

			8,720

U.S. Treasury Floating Rate Note - 5.05%
0.099%, Due 1/31/2017		11,940	11,944

U.S. Treasury Notes/Bonds - 20.19%
1.625%, Due 7/31/2019 P		11,400	11,545
1.375%, Due 3/31/2020		6,600	6,577
1.875%, Due 6/30/2020		1,500	1,528
2.125%, Due 1/31/2021		3,200	3,283
3.625%, Due 2/15/2021		3,000	3,325
2.25%, Due 3/31/2021		2,000	2,064
2.25%, Due 4/30/2021		2,500	2,579
1.875%, Due 11/30/2021 P		100	101
2.50%, Due 5/15/2024		11,200	11,617
5.00%, Due 5/15/2037		1,850	2,566
4.625%, Due 2/15/2040		1,000	1,327
3.125%, Due 8/15/2044		1,100	1,158
3.00%, Due 11/15/2044		100	103

			47,773

Total U.S. Treasury Obligations (Cost $68,278)			68,437

MUNICIPAL OBLIGATIONS - 0.08%
Buckeye Tobacco Settlement Financing Authority, 6.00%, Due 6/1/2042		100	82
Illinois State G.O. BAB, 7.35%, Due 7/1/2035		100	109

Total Municipal Obligations (Cost $193)			191

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 5.56%

U.S. Agency - 0.13%
Freddie Mac Discount Note	300,000	$300
Short-Term Investments - 5.43%
JPMorgan U.S. Government Money Market Fund, Capital Class	12,859,827	12,860

Total Short-Term Investments (Cost 13,160)		13,160

TOTAL INVESTMENTS - 106.35% (Cost $257,289)		251,677

PURCHASED OPTIONS - 1.87% (Cost $4,772)		4,420

WRITTEN OPTIONS - (1.65%) (Premiums $3,690)		(3,911)

LIABILITIES, NET OF OTHER ASSETS - (6.57%)		(15,541)

TOTAL NET ASSETS - 100.00%		$236,645

Percentages are stated as a percent of net assets.

A	Variable rate.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	PLC - Public Limited Company.
D	Non-income producing security.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,476 or 10.77% of net assets. The Fund has no right to demand registration of these securities.
F	Illiquid. At period end, the value of these securities amounted to $365 or 0.15% of net assets.
G	Term Loan.
H	LLC - Limited Liability Company.
I	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
J	LP - Limited Partnership.
K	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $61 or 0.03% of net assets.
L	PIK - Payment in Kind.
M	Par value represents units rather than shares.
N	Inflation-Indexed Note.
O	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
P	This security or a piece there of is held as segregated collateral for interest rate and credit default swaps.
Q	In U.S. Dollars unless stated otherwise.
R	TBA - To Be Announced.

Futures Contracts Open on May 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar December Futures	Long	51	December, 2015	$12,677,963	$32,535
90-Day Eurodollar December Futures	Short	71	December, 2016	(17,508,600)	(68,362)
90-Day Eurodollar June Futures	Short	13	June, 2016	(3,219,287)	(2,840)
90-Day Eurodollar September Futures	Short	12	September, 2016	(2,965,200)	(3,917)
90-Day Eurodollar March Futures	Short	11	March, 2017	(2,708,200)	(3,289)
Canadian 10-Year Bond September Futures	Short	50	September, 2015	(5,665,005)	(70,429)
Euro BUXL 30-Year Bond June Futures	Short	7	June, 2015	(1,245,626)	7,248
Euro 3Mo EURIBOR December Futures	Long	32	December, 2015	8,785,082	23,651
Euro 3Mo EURIBOR December Futures	Short	32	December, 2016	(8,780,689)	(42,921)
Euro BOBL June Futures	Short	10	June, 2015	(1,415,160)	1,861
Euro BTP June Futures	Short	12	June, 2015	(1,778,455)	29,870
Euro BUND June Futures	Short	66	June, 2015	(11,266,779)	87,965
Euro OAT June Futures	Short	38	June, 2015	(6,365,066)	56,979
Long GILT September Futures	Short	39	September, 2015	(7,021,775)	(48,759)
Japanese 10-Year Bond June Futures	Short	4	June, 2015	(4,757,846)	2,892
U.S. Long Bond September Futures	Long	2	September, 2015	311,250	5,577
U.S. Treasury 10-Year Note September Futures	Short	85	September, 2015	(10,853,438)	(38,865)
U.S. Treasury 5-Year Note September Futures	Short	173	September, 2015	(20,712,695)	(83,540)
U.S. Ultra Bond September Futures	Long	13	September, 2015	2,083,656	(8,348)

				$(82,405,870)	$(122,692)

Centrally cleared Swap Agreements Outstanding on May 31, 2015:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Receive	6-Month JPY-LIBOR	0.3325	8/22/2016	JPY	166,138	$—	$3,036	$3,036
Pay	6-Month GBP-LIBOR	1.0000	4/20/2017	GBP	3,268	—	6,848	6,848
Pay	6-Month GBP-LIBOR	1.0000	4/20/2017	GBP	14,883	—	29,109	29,109
Receive	6-Month GBP-LIBOR	1.0175	4/22/2017	GBP	11,315	—	(18,529)	(18,529)
Pay	3-Month USD-LIBOR	1.0000	5/6/2017	USD	750	12	(1,109)	(1,097)
Pay	3-Month USD-LIBOR	1.0000	5/18/2017	USD	5,900	(14,988)	(24,398)	(39,386)
Pay	3-Month USD-LIBOR	0.2743	7/15/2017	USD	7,100	(13,064)	(11,830)	(24,894)
Pay	3-Month USD-LIBOR	0.2707	12/17/2017	USD	1,700	(2,676)	(17,791)	(20,467)
Pay	6-Month GBP-LIBOR	1.0000	4/22/2018	GBP	10,990	—	37,287	37,287
Pay	3-Month USD-LIBOR	1.0000	6/17/2018	USD	8,700	(125,280)	(17,640)	(142,920)
Pay	6-Month JPY-LIBOR	1.0000	8/22/2018	JPY	335,681	—	(23,356)	(23,356)
Receive	3-Month USD-LIBOR	2.9300	12/19/2018	USD	2,721	—	60,295	60,295
Pay	3-Month USD-LIBOR	0.2611	2/26/2019	USD	972	—	(10,421)	(10,421)
Pay	3-Month USD-LIBOR	0.2646	3/9/2019	USD	975	—	(13,558)	(13,558)
Pay	6-Month JPY-LIBOR	1.0000	5/26/2019	JPY	205,719	—	(1,116)	(1,116)
Receive	3-Month USD-LIBOR	1.7612	6/2/2019	USD	308	—	—	—
Receive	3-Month USD-LIBOR	1.7660	6/2/2019	USD	971	—	—	—
Receive	3-Month USD-LIBOR	1.7650	6/2/2019	USD	1,280	—	—	—
Receive	6-Month GBP-LIBOR	1.9920	11/9/2019	GBP	870	—	25,098	25,098
Receive	6-Month GBP-LIBOR	1.9400	11/10/2019	GBP	435	—	11,170	11,170
Pay	3-Month USD-LIBOR	0.2707	12/17/2019	USD	1,100	(29,825)	(5,695)	(35,520)
Pay	6-Month GBP-LIBOR	0.6850	1/22/2020	GBP	400	15	(5,611)	(5,596)
Receive	6-Month EUR-EURIBOR	0.5000	3/12/2020	EUR	1,582	—	(2,709)	(2,709)
Receive	6-Month EUR-EURIBOR	0.4960	3/12/2020	EUR	1,582	—	(2,848)	(2,848)
Receive	6-Month EUR-EURIBOR	0.4830	3/19/2020	EUR	989	—	(2,165)	(2,165)
Receive	3-Month USD-LIBOR	2.4700	3/20/2020	USD	4,227	—	48,386	48,386
Receive	6-Month GBP-LIBOR	3.0250	5/14/2020	GBP	887	—	46,032	46,032
Receive	6-Month GBP-LIBOR	3.0500	5/15/2020	GBP	1,773	—	94,030	94,030
Receive	6-Month GBP-LIBOR	1.9450	5/18/2020	GBP	5,461	—	22,489	22,489
Receive	6-Month GBP-LIBOR	3.1300	5/21/2020	GBP	947	—	31,978	31,978
Pay	6-Month EUR-EURIBOR	1.0000	5/22/2020	EUR	6,884	—	(85,518)	(85,518)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month GBP-LIBOR	3.1500	5/22/2020	GBP	1,871	$—	$64,240	$64,240
Pay	6-Month EUR-EURIBOR	1.0000	5/29/2020	EUR	7,503	—	(6,922)	(6,922)
Receive	6-Month GBP-LIBOR	3.0300	5/29/2020	GBP	893	—	27,424	27,424
Receive	6-Month GBP-LIBOR	1.9560	5/30/2020	GBP	5,465	—	23,280	23,280
Receive	6-Month GBP-LIBOR	3.2000	6/14/2020	GBP	470	—	16,641	16,641
Pay	3-Month USD-LIBOR	1.0000	6/17/2020	USD	39,800	(850,942)	(343,736)	(1,194,678)
Receive	6-Month GBP-LIBOR	3.2150	6/20/2020	GBP	463	—	16,586	16,586
Receive	6-Month GBP-LIBOR	3.1490	6/25/2020	GBP	783	—	26,404	26,404
Receive	6-Month GBP-LIBOR	3.0750	6/27/2020	GBP	584	—	18,445	18,445
Receive	6-Month JPY-LIBOR	1.1200	8/22/2020	JPY	169,542	—	19,104	19,104
Receive	3-Month USD-LIBOR	4.0900	11/26/2020	USD	4,270	—	131,742	131,742
Receive	3-Month USD-LIBOR	4.0620	11/29/2020	USD	1,914	—	57,972	57,972
Receive	3-Month USD-LIBOR	4.0570	11/29/2020	USD	1,914	—	57,794	57,794
Receive	3-Month USD-LIBOR	4.1075	11/29/2020	USD	1,915	—	59,610	59,610
Pay	3-Month USD-LIBOR	1.0000	3/19/2021	USD	4,132	—	(35,683)	(35,683)
Pay	6-Month GBP-LIBOR	1.0000	5/18/2021	GBP	5,574	—	(25,219)	(25,219)
Receive	6-Month EUR-EURIBOR	0.8790	5/21/2021	EUR	6,929	—	93,177	93,177
Pay	6-Month EUR-EURIBOR	1.0000	5/28/2021	EUR	1,105	—	(1,450)	(1,450)
Pay	6-Month GBP-LIBOR	1.0000	5/29/2021	GBP	5,559	—	(24,679)	(24,679)
Receive	6-Month EUR-EURIBOR	0.7950	5/29/2021	EUR	7,529	—	9,448	9,448
Receive	1-Month MXN-TIIE	5.6100	7/7/2021	MXN	7,800	(2,839)	1,527	(1,312)
Pay	3-Month USD-LIBOR	1.0000	9/22/2021	USD	4,575	—	(189,635)	(189,635)
Receive	1-Month MXN-TIIE	5.6300	10/11/2021	MXN	1,200	397	(780)	(383)
Receive	1-Month MXN-TIIE	5.6600	11/5/2021	MXN	8,700	—	(2,302)	(2,302)
Pay	6-Month GBP-LIBOR	1.0000	11/7/2021	GBP	3,723	—	(51,537)	(51,537)
Receive	1-Month MXN-TIIE	5.6600	11/9/2021	MXN	2,000	—	(548)	(548)
Receive	1-Month MXN-TIIE	5.5800	11/10/2021	MXN	1,600	—	(920)	(920)
Pay	6-Month GBP-LIBOR	1.0000	11/11/2021	GBP	1,858	—	(23,649)	(23,649)
Receive	3-Month USD-LIBOR	2.5000	12/17/2021	USD	15,100	574,568	36,788	611,356
Receive	6-Month JPY-LIBOR	0.6410	2/6/2022	JPY	206,665	—	(493)	(493)
Receive	6-Month JPY-LIBOR	0.6410	2/6/2022	JPY	206,665	—	(493)	(493)
Pay	6-Month GBP-LIBOR	0.6831	3/18/2022	GBP	1,000	(9,323)	(22,053)	(31,376)
Pay	3-Month USD-LIBOR	1.0000	4/30/2022	USD	1,146	—	(7,421)	(7,421)
Pay	3-Month USD-LIBOR	1.0000	4/30/2022	USD	1,136	—	(7,833)	(7,833)
Pay	6-Month GBP-LIBOR	1.0000	5/13/2022	GBP	4,081	—	(145,096)	(145,096)
Pay	6-Month GBP-LIBOR	1.0000	5/14/2022	GBP	2,034	—	(71,616)	(71,616)
Receive	6-Month JPY-LIBOR	0.7050	6/1/2022	JPY	110,753	—	(4)	(4)
Pay	3-Month USD-LIBOR	1.0000	6/2/2022	USD	332	—	—	—
Pay	3-Month USD-LIBOR	1.0000	6/2/2022	USD	1,050	—	—	—
Pay	3-Month USD-LIBOR	1.0000	6/2/2022	USD	1,383	—	—	—
Pay	3-Month USD-LIBOR	1.0000	7/30/2022	USD	1,160	—	(4,473)	(4,473)
Receive	6-Month GBP-LIBOR	3.8025	9/13/2022	GBP	294	—	36,741	36,741
Receive	6-Month GBP-LIBOR	3.5463	10/7/2022	GBP	741	—	78,348	78,348
Receive	3-Month USD-LIBOR	4.1650	12/11/2022	USD	769	—	59,714	59,714
Receive	3-Month USD-LIBOR	4.1410	12/12/2022	USD	1,153	—	88,178	88,178
Receive	6-Month JPY-LIBOR	0.7550	5/19/2023	JPY	107,310	—	2,087	2,087
Receive	6-Month GBP-LIBOR	3.3140	5/21/2023	GBP	538	—	44,221	44,221
Receive	6-Month JPY-LIBOR	0.7300	5/22/2023	JPY	160,512	—	1,825	1,825
Receive	6-Month JPY-LIBOR	0.7240	5/28/2023	JPY	110,229	—	921	921
Pay	6-Month GBP-LIBOR	1.0000	10/15/2023	GBP	554	—	(64,302)	(64,302)
Pay	3-Month USD-LIBOR	1.0000	11/26/2023	USD	5,079	—	(163,314)	(163,314)
Pay	3-Month USD-LIBOR	0.2702	12/18/2023	USD	2,000	(29,929)	(118,673)	(148,602)
Pay	6-Month GBP-LIBOR	1.0000	1/10/2024	GBP	627	—	(6,776)	(6,776)
Pay	6-Month GBP-LIBOR	1.0000	1/10/2024	GBP	273	—	(31,494)	(31,494)
Pay	6-Month JPY-LIBOR	1.0000	2/7/2024	JPY	349,073	—	3,605	3,605
Pay	6-Month JPY-LIBOR	1.0000	2/7/2024	JPY	349,073	—	3,537	3,537
Pay	3-Month USD-LIBOR	0.2356	2/29/2024	USD	653	—	(42,644)	(42,644)
Pay	3-Month USD-LIBOR	0.2646	3/9/2024	USD	721	—	(55,838)	(55,838)
Pay	6-Month EUR-EURIBOR	1.0000	3/28/2024	EUR	1,591	—	(131,453)	(131,453)
Receive	6-Month EUR-EURIBOR	0.7300	4/14/2024	EUR	774	—	(18,115)	(18,115)
Receive	6-Month GBP-LIBOR	2.3350	5/7/2024	GBP	388	—	2,100	2,100
Receive	6-Month GBP-LIBOR	2.4900	5/14/2024	GBP	391	—	6,301	6,301
Pay	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	2,110	—	(75,864)	(75,864)
Pay	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	1,056	—	(37,977)	(37,977)
Pay	6-Month GBP-LIBOR	1.0000	5/23/2024	GBP	1,071	—	(38,289)	(38,289)
Pay	6-Month GBP-LIBOR	1.0000	5/23/2024	GBP	533	—	(19,003)	(19,003)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	968	$—	$(32,107)	$(32,107)
Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	525	—	(17,148)	(17,148)
Pay	6-Month GBP-LIBOR	1.0000	6/13/2024	GBP	877	—	(30,909)	(30,909)
Pay	3-Month USD-LIBOR	0.2702	6/18/2024	USD	9,900	(115,664)	(623,005)	(738,669)
Pay	6-Month GBP-LIBOR	1.0000	6/18/2024	GBP	1,817	—	(64,623)	(64,623)
Receive	6-Month GBP-LIBOR	3.5120	6/19/2024	GBP	211	—	18,252	18,252
Pay	6-Month GBP-LIBOR	1.0000	6/20/2024	GBP	788	—	(28,397)	(28,397)
Receive	6-Month GBP-LIBOR	3.5320	6/20/2024	GBP	211	—	18,540	18,540
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	885	—	(30,355)	(30,355)
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	443	—	(15,383)	(15,383)
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	317	—	(10,408)	(10,408)
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	660	—	(21,598)	(21,598)
Pay	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	637	—	(17,108)	(17,108)
Pay	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	636	—	(16,668)	(16,668)
Pay	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	637	—	(15,129)	(15,129)
Receive	1-Month MXN-TIIE	5.9800	8/26/2024	MXN	800	742	(1,435)	(693)
Pay	6-Month GBP-LIBOR	1.0000	9/26/2024	GBP	597	—	(32,313)	(32,313)
Pay	6-Month GBP-LIBOR	1.0000	10/7/2024	GBP	627	—	(27,680)	(27,680)
Pay	3-Month USD-LIBOR	0.2775	10/22/2024	USD	4,000	—	(180,747)	(180,747)
Receive	6-Month GBP-LIBOR	2.8850	10/24/2024	GBP	618	—	25,180	25,180
Receive	3-Month USD-LIBOR	3.3500	10/27/2024	USD	5,532	—	69,308	69,308
Receive	6-Month GBP-LIBOR	2.9090	10/28/2024	GBP	619	—	26,208	26,208
Receive	3-Month USD-LIBOR	3.4100	10/31/2024	USD	2,355	—	33,350	33,350
Receive	3-Month USD-LIBOR	3.3200	11/3/2024	USD	4,081	63,350	(15,533)	47,817
Receive	3-Month USD-LIBOR	3.2700	11/3/2024	USD	313	—	6,868	6,868
Receive	3-Month USD-LIBOR	3.3200	11/3/2024	USD	1,726	—	20,224	20,224
Receive	3-Month USD-LIBOR	3.3250	11/4/2024	USD	896	—	21,837	21,837
Receive	3-Month USD-LIBOR	3.2500	11/4/2024	USD	623	—	13,120	13,120
Receive	3-Month USD-LIBOR	3.3900	11/4/2024	USD	1,739	—	23,489	23,489
Receive	3-Month USD-LIBOR	3.3000	11/5/2024	USD	642	—	14,917	14,917
Receive	3-Month USD-LIBOR	3.2800	11/6/2024	USD	657	—	14,677	14,677
Receive	3-Month USD-LIBOR	3.2750	11/6/2024	USD	637	—	14,100	14,100
Receive	3-Month USD-LIBOR	3.3900	11/8/2024	USD	4,048	69,772	(15,150)	54,622
Receive	6-Month GBP-LIBOR	2.9400	11/8/2024	GBP	930	—	21,494	21,494
Receive	6-Month GBP-LIBOR	2.9000	11/10/2024	GBP	463	—	9,949	9,949
Receive	3-Month USD-LIBOR	3.3125	11/12/2024	USD	807	—	19,117	19,117
Receive	3-Month USD-LIBOR	3.2600	11/14/2024	USD	1,346	—	28,748	28,748
Pay	3-Month USD-LIBOR	0.2757	1/20/2025	USD	1,000	—	(16,931)	(16,931)
Receive	6-Month EUR-EURIBOR	1.1200	2/17/2025	EUR	352	—	(3,714)	(3,714)
Receive	6-Month EUR-EURIBOR	1.1100	2/17/2025	EUR	350	—	(3,874)	(3,874)
Receive	3-Month USD-LIBOR	2.8000	3/6/2025	USD	840	—	(219)	(219)
Receive	3-Month USD-LIBOR	2.7900	3/6/2025	USD	781	—	(545)	(545)
Receive	6-Month EUR-EURIBOR	1.1280	3/10/2025	EUR	710	—	(7,526)	(7,526)
Receive	6-Month EUR-EURIBOR	1.1580	3/10/2025	EUR	710	—	(6,389)	(6,389)
Receive	6-Month EUR-EURIBOR	1.0500	3/12/2025	EUR	815	—	(12,060)	(12,060)
Receive	6-Month EUR-EURIBOR	1.0060	3/13/2025	EUR	807	—	(13,844)	(13,844)
Receive	6-Month EUR-EURIBOR	1.0100	3/13/2025	EUR	807	—	(13,664)	(13,664)
Receive	3-Month USD-LIBOR	2.7113	3/16/2025	USD	972	—	(4,141)	(4,141)
Receive	6-Month EUR-EURIBOR	0.9800	3/16/2025	EUR	761	—	(14,161)	(14,161)
Receive	6-Month EUR-EURIBOR	0.9600	3/19/2025	EUR	807	—	(15,922)	(15,922)
Receive	1-Month MXN-TIIE	5.8900	3/26/2025	MXN	20,000	2,170	(36,775)	(34,605)
Receive	6-Month EUR-EURIBOR	0.7825	4/27/2025	EUR	399	—	(11,980)	(11,980)
Pay	3-Month USD-LIBOR	1.0000	5/8/2025	USD	866	—	(4,982)	(4,982)
Pay	3-Month USD-LIBOR	1.0000	5/8/2025	USD	420	—	(1,889)	(1,889)
Pay	3-Month USD-LIBOR	1.0000	5/8/2025	USD	420	—	(1,908)	(1,908)
Pay	3-Month USD-LIBOR	1.0000	5/8/2025	USD	417	—	(1,853)	(1,853)
Pay	3-Month USD-LIBOR	1.0000	5/8/2025	USD	516	—	2,827	2,827
Receive	6-Month EUR-EURIBOR	1.3040	5/8/2025	EUR	377	—	(986)	(986)
Receive	6-Month GBP-LIBOR	2.4050	5/8/2025	GBP	858	—	4,210	4,210
Pay	3-Month USD-LIBOR	1.0000	5/12/2025	USD	888	—	(1,362)	(1,362)
Pay	3-Month USD-LIBOR	1.0000	5/12/2025	USD	406	—	(768)	(768)
Pay	3-Month USD-LIBOR	1.0000	5/13/2025	USD	1,000	(14,121)	7,758	(6,363)
Pay	6-Month GBP-LIBOR	1.0000	5/22/2025	GBP	299	—	(2,354)	(2,354)
Pay	3-Month USD-LIBOR	1.0000	5/26/2025	USD	1,191	—	(5,740)	(5,740)
Pay	6-Month GBP-LIBOR	1.0000	5/26/2025	GBP	269	—	(1,075)	(1,075)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Pay	6-Month GBP-LIBOR	1.0000	5/26/2025	GBP	560	$—	$(1,930)	$(1,930)
Receive	3-Month USD-LIBOR	2.9725	5/26/2025	USD	440	—	2,798	2,798
Pay	3-Month USD-LIBOR	1.0000	5/27/2025	USD	487	—	(1,611)	(1,611)
Receive	6-Month EUR-EURIBOR	1.5400	5/28/2025	EUR	1,908	—	6,998	6,998
Pay	6-Month JPY-LIBOR	1.0000	6/1/2025	JPY	148,314	—	(98)	(98)
Receive	3-Month USD-LIBOR	2.8450	6/1/2025	USD	865	—	660	660
Pay	3-Month USD-LIBOR	1.0000	6/17/2025	USD	1,300	(61,974)	(4,243)	(66,217)
Pay	6-Month EUR-EURIBOR	1.0000	9/16/2025	EUR	2,400	(40,193)	80,811	40,618
Receive	3-Month USD-LIBOR	4.5000	10/29/2025	USD	674	—	36,867	36,867
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	372	—	20,348	20,348
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	372	—	20,348	20,348
Receive	3-Month USD-LIBOR	4.4750	11/1/2025	USD	674	—	36,257	36,257
Receive	3-Month USD-LIBOR	4.5700	11/5/2025	USD	777	—	44,226	44,226
Receive	3-Month USD-LIBOR	4.8200	11/15/2025	USD	784	—	51,288	51,288
Pay	3-Month USD-LIBOR	1.0000	10/28/2026	USD	12,854	—	(117,190)	(117,190)
Pay	3-Month USD-LIBOR	1.0000	10/31/2026	USD	5,530	—	(55,307)	(55,307)
Pay	3-Month USD-LIBOR	1.0000	11/4/2026	USD	10,226	(109,006)	23,699	(85,307)
Pay	3-Month USD-LIBOR	1.0000	11/4/2026	USD	4,321	—	(36,262)	(36,262)
Pay	3-Month USD-LIBOR	1.0000	11/4/2026	USD	4,347	—	(42,251)	(42,251)
Pay	3-Month USD-LIBOR	1.0000	11/7/2026	USD	10,110	(120,522)	22,925	(97,597)
Receive	6-Month EUR-EURIBOR	2.3287	11/11/2026	EUR	7,406	—	94,162	94,162
Pay	3-Month USD-LIBOR	1.0000	12/19/2026	USD	688	—	(102,558)	(102,558)
Receive	6-Month JPY-LIBOR	1.2334	2/6/2027	JPY	94,939	—	(2,612)	(2,612)
Receive	6-Month JPY-LIBOR	1.2334	2/6/2027	JPY	94,939	—	(2,612)	(2,612)
Pay	6-Month EUR-EURIBOR	1.0000	5/28/2027	EUR	2,796	—	(3,145)	(3,145)
Receive	6-Month JPY-LIBOR	1.4900	6/2/2027	JPY	113,598	—	25,086	25,086
Pay	6-Month GBP-LIBOR	1.0000	8/5/2027	GBP	850	—	(59,568)	(59,568)
Pay	6-Month GBP-LIBOR	1.0000	8/26/2027	GBP	880	—	(48,437)	(48,437)
Pay	6-Month GBP-LIBOR	1.0000	9/13/2028	GBP	611	—	(68,536)	(68,536)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	949	—	(94,546)	(94,546)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	525	—	(52,037)	(52,037)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,975	—	(73,870)	(73,870)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,975	—	(73,870)	(73,870)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	3,422	—	(127,304)	(127,304)
Pay	3-Month USD-LIBOR	1.0000	11/3/2028	USD	3,446	—	(126,770)	(126,770)
Pay	3-Month USD-LIBOR	1.0000	11/5/2028	USD	4,038	—	(153,277)	(153,277)
Pay	3-Month USD-LIBOR	1.0000	11/14/2028	USD	4,000	—	(173,798)	(173,798)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(73,579)	(73,579)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(73,401)	(73,401)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(75,030)	(75,030)
Receive	6-Month GBP-LIBOR	4.0000	3/23/2029	GBP	1,340	—	74,093	74,093
Pay	6-Month GBP-LIBOR	1.0000	5/20/2029	GBP	941	—	(77,256)	(77,256)
Pay	6-Month GBP-LIBOR	1.0000	6/19/2029	GBP	502	—	(42,248)	(42,248)
Pay	6-Month GBP-LIBOR	1.0000	6/20/2029	GBP	502	—	(42,264)	(42,264)
Pay	6-Month GBP-LIBOR	1.0000	10/24/2029	GBP	892	—	(38,159)	(38,159)
Pay	3-Month USD-LIBOR	1.0000	10/27/2029	USD	1,611	—	(20,878)	(20,878)
Receive	3-Month USD-LIBOR	3.5600	10/27/2029	USD	2,321	—	29,547	29,547
Pay	6-Month GBP-LIBOR	1.0000	10/28/2029	GBP	894	—	(39,614)	(39,614)
Receive	3-Month USD-LIBOR	3.5920	10/31/2029	USD	1,010	—	13,569	13,569
Pay	3-Month USD-LIBOR	1.0000	11/3/2029	USD	933	—	(20,268)	(20,268)
Pay	3-Month USD-LIBOR	1.0000	11/4/2029	USD	1,281	—	(26,715)	(26,715)
Pay	3-Month USD-LIBOR	1.0000	11/4/2029	USD	911	—	(19,351)	(19,351)
Pay	3-Month USD-LIBOR	1.0000	11/4/2029	USD	791	—	(10,763)	(10,763)
Pay	3-Month USD-LIBOR	1.0000	11/5/2029	USD	948	—	(21,930)	(21,930)
Pay	3-Month USD-LIBOR	1.0000	11/6/2029	USD	969	—	(21,372)	(21,372)
Pay	3-Month USD-LIBOR	1.0000	11/6/2029	USD	935	—	(20,106)	(20,106)
Pay	6-Month EUR-EURIBOR	1.0000	11/11/2029	EUR	10,428	—	(222,167)	(222,167)
Pay	3-Month USD-LIBOR	1.0000	11/12/2029	USD	1,185	—	(27,112)	(27,112)
Pay	3-Month USD-LIBOR	1.0000	11/14/2029	USD	1,985	—	(42,416)	(42,416)
Pay	6-Month EUR-EURIBOR	1.0000	2/17/2030	EUR	377	—	4,562	4,562
Pay	6-Month EUR-EURIBOR	1.0000	2/17/2030	EUR	370	—	4,529	4,529
Pay	3-Month USD-LIBOR	1.0000	3/6/2030	USD	981	—	1,500	1,500
Pay	3-Month USD-LIBOR	1.0000	3/6/2030	USD	892	—	1,790	1,790
Pay	6-Month EUR-EURIBOR	1.0000	3/10/2030	EUR	366	—	7,313	7,313
Pay	6-Month EUR-EURIBOR	1.0000	3/10/2030	EUR	366	—	7,313	7,313

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Pay	6-Month EUR-EURIBOR	1.0000	3/12/2030	EUR	516	$—	$6,587	$6,587
Pay	6-Month EUR-EURIBOR	1.0000	3/12/2030	EUR	515	—	6,517	6,517
Pay	6-Month EUR-EURIBOR	1.0000	3/12/2030	EUR	854	—	14,717	14,717
Pay	6-Month EUR-EURIBOR	1.0000	3/13/2030	EUR	846	—	16,779	16,779
Pay	6-Month EUR-EURIBOR	1.0000	3/13/2030	EUR	850	—	16,438	16,438
Pay	3-Month USD-LIBOR	1.0000	3/16/2030	USD	1,131	—	6,375	6,375
Pay	6-Month EUR-EURIBOR	1.0000	3/17/2030	EUR	798	—	19,002	19,002
Pay	6-Month EUR-EURIBOR	1.0000	3/19/2030	EUR	846	—	20,765	20,765
Pay	6-Month EUR-EURIBOR	1.0000	4/28/2030	EUR	416	—	14,435	14,435
Pay	6-Month GBP-LIBOR	1.0000	5/6/2030	GBP	435	—	(1,662)	(1,662)
Pay	6-Month GBP-LIBOR	1.0000	5/14/2030	GBP	445	—	(5,180)	(5,180)
Pay	6-Month GBP-LIBOR	1.0000	3/23/2031	GBP	1,281	—	(111,575)	(111,575)
Receive	6-Month JPY-LIBOR	2.7200	6/14/2032	JPY	47,516	—	12,050	12,050
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	988	—	49,450	49,450
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	988	—	49,450	49,450
Receive	3-Month USD-LIBOR	4.4200	10/31/2033	USD	1,696	—	84,342	84,342
Receive	3-Month USD-LIBOR	4.4100	11/1/2033	USD	1,707	—	84,179	84,179
Receive	3-Month USD-LIBOR	4.4400	11/5/2033	USD	2,026	—	102,009	102,009
Receive	3-Month USD-LIBOR	4.6800	11/14/2033	USD	2,065	—	121,020	121,020
Pay	3-Month USD-LIBOR	1.0000	12/11/2033	USD	629	—	(81,081)	(81,081)
Pay	3-Month USD-LIBOR	1.0000	12/12/2033	USD	946	—	(120,669)	(120,669)
Receive	6-Month GBP-LIBOR	3.8590	3/23/2034	GBP	212	—	27,384	27,384
Pay	6-Month EUR-EURIBOR	1.0000	5/30/2034	EUR	54	(10,054)	3,333	(6,721)
Pay	6-Month EUR-EURIBOR	1.0000	5/30/2034	EUR	331	—	(41,581)	(41,581)
Receive	6-Month GBP-LIBOR	3.7910	6/19/2034	GBP	302	—	22,824	22,824
Receive	6-Month GBP-LIBOR	3.7800	6/20/2034	GBP	303	—	22,676	22,676
Receive	6-Month GBP-LIBOR	3.4425	8/5/2034	GBP	302	—	59,419	59,419
Receive	6-Month GBP-LIBOR	3.2175	8/27/2034	GBP	310	—	13,533	13,533
Receive	3-Month USD-LIBOR	3.5500	10/27/2034	USD	2,241	—	43,460	43,460
Receive	3-Month USD-LIBOR	3.5377	11/3/2034	USD	673	—	12,771	12,771
Receive	3-Month USD-LIBOR	3.4795	11/5/2034	USD	5,087	112,766	(26,030)	86,736
Receive	3-Month USD-LIBOR	3.4845	11/5/2034	USD	2,134	—	36,753	36,753
Receive	3-Month USD-LIBOR	3.5775	11/5/2034	USD	1,084	—	22,057	22,057
Receive	3-Month USD-LIBOR	3.5703	11/5/2034	USD	2,157	—	43,364	43,364
Receive	3-Month USD-LIBOR	3.5400	11/7/2034	USD	5,022	121,096	(25,301)	95,795
Receive	6-Month EUR-EURIBOR	2.4520	11/11/2034	EUR	3,432	—	128,846	128,846
Pay	6-Month GBP-LIBOR	1.0000	5/8/2035	GBP	1,084	—	(3,555)	(3,555)
Pay	6-Month JPY-LIBOR	1.0000	5/19/2035	JPY	38,690	—	422	422
Pay	6-Month JPY-LIBOR	1.0000	5/19/2035	JPY	58,368	—	2,040	2,040
Pay	6-Month JPY-LIBOR	1.0000	5/26/2035	JPY	39,949	—	376	376
Pay	3-Month USD-LIBOR	1.0000	2/15/2036	USD	457	—	(5,732)	(5,732)
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	54,731	—	(7,390)	(7,390)
Pay	6-Month EUR-EURIBOR	1.0000	7/4/2039	EUR	339	—	39,678	39,678
Pay	6-Month EUR-EURIBOR	1.0000	7/4/2039	EUR	163	—	17,759	17,759
Pay	6-Month EUR-EURIBOR	1.0000	7/4/2039	EUR	275	—	29,538	29,538
Pay	6-Month EUR-EURIBOR	1.0000	7/4/2039	EUR	272	—	25,940	25,940
Pay	6-Month EUR-EURIBOR	1.0000	7/4/2039	EUR	413	—	41,135	41,135
Pay	6-Month GBP-LIBOR	1.0000	7/28/2039	GBP	653	—	(34,791)	(34,791)
Receive	3-Month USD-LIBOR	3.6190	7/30/2039	USD	1,111	—	23,519	23,519
Pay	6-Month GBP-LIBOR	1.0000	9/15/2039	GBP	502	—	(22,860)	(22,860)
Receive	3-Month USD-LIBOR	3.7350	9/17/2039	USD	933	—	22,904	22,904
Pay	3-Month USD-LIBOR	1.0000	10/27/2039	USD	1,340	—	(21,296)	(21,296)
Pay	3-Month USD-LIBOR	1.0000	11/3/2039	USD	4,508	(84,962)	20,088	(64,874)
Pay	3-Month USD-LIBOR	1.0000	11/3/2039	USD	1,865	—	(26,836)	(26,836)
Pay	3-Month USD-LIBOR	1.0000	11/6/2039	USD	638	—	(10,592)	(10,592)
Pay	3-Month USD-LIBOR	1.0000	11/6/2039	USD	1,899	—	(30,961)	(30,961)
Pay	3-Month USD-LIBOR	1.0000	11/7/2039	USD	4,426	(87,163)	19,567	(67,596)
Pay	6-Month GBP-LIBOR	1.0000	8/23/2043	GBP	183	—	(22,416)	(22,416)
Pay	6-Month GBP-LIBOR	0.6825	1/22/2044	GBP	318	—	(123,810)	(123,810)
Pay	6-Month GBP-LIBOR	0.6825	1/22/2044	GBP	335	—	(129,563)	(129,563)
Pay	6-Month GBP-LIBOR	0.6841	1/22/2044	GBP	160	—	(64,267)	(64,267)
Pay	3-Month USD-LIBOR	0.2702	6/18/2044	USD	50	(726)	(11,435)	(12,161)
Receive	6-Month GBP-LIBOR	3.2123	7/28/2044	GBP	736	—	32,988	32,988
Pay	3-Month USD-LIBOR	1.0000	7/30/2044	USD	1,312	—	(21,996)	(21,996)
Pay	6-Month EUR-EURIBOR	1.0000	8/7/2044	EUR	146	(30,126)	11,790	(18,336)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Receive	6-Month GBP-LIBOR	3.0910	9/15/2044	GBP	594	$—	$23,348	$23,348
Pay	3-Month USD-LIBOR	1.0000	9/17/2044	USD	1,126	—	(23,052)	(23,052)
Receive	6-Month JPY-LIBOR	2.0665	5/29/2045	JPY	85,351	—	(1,199)	(1,199)
Receive	3-Month USD-LIBOR	2.5900	6/15/2045	USD	138	—	(801)	(801)
Receive	3-Month USD-LIBOR	2.5890	6/15/2045	USD	141	—	(845)	(845)
Receive	6-Month GBP-LIBOR	1.8030	8/3/2045	GBP	164	—	(21,902)	(21,902)
Receive	6-Month GBP-LIBOR	1.7720	8/3/2045	GBP	166	—	(24,043)	(24,043)

						$(808,489)	$(2,953,811)	$(3,762,300)

OTC Swap agreements outstanding on May 31, 2015:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2015(3) (%)	Currency	Notional Amount (4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
JC Penny Corporation, Inc.	BNP	1.0000	12/20/2015	1.7387	USD	75	$1,963	$(3,621)	$(1,658)
Astaldi, S.p.A.	DUB	1.0000	9/20/2016	1.1982	EUR	340	2,891	(1,231)	1,660
Royal Bank of Scotland, PLC	DUB	1.0000	12/20/2016	0.9540	EUR	300	(13,190)	(9,387)	(22,577)
Fed Republic of Brazil	BRC	1.0000	12/20/2016	1.2620	USD	800	6,986	(3,193)	3,793
Rallye, S.A.	BNP	1.0000	3/20/2017	1.1341	EUR	15	(393)	(790)	(1,183)
Rallye, S.A.	BNP	1.0000	3/20/2017	1.1341	EUR	25	(692)	(1,280)	(1,972)
Unisys Corporation	DUB	1.0000	9/20/2017	1.0760	USD	130	(9,654)	(2,152)	(11,806)
Volvo Treasury AB	UAG	0.0000	3/20/2018	0.5449	EUR	50	1,302	(2,259)	(957)
Renault, S.A.	BRC	1.0000	3/20/2018	0.4864	EUR	320	(247)	(5,498)	(5,745)
Safeway, Inc.	BRC	1.0000	3/20/2018	1.2114	USD	375	2,404	(941)	1,463
J Sainsbury, PLC	DUB	1.0000	3/20/2018	0.7936	EUR	650	(1,289)	(4,364)	(5,653)
JC Penny Corporation, Inc.	BRC	1.0000	6/20/2018	4.1811	USD	25	2,361	(3,017)	(656)
JC Penny Corporation, Inc.	BNP	1.0000	6/20/2018	4.1811	USD	100	6,580	(9,205)	(2,625)
Electricite de France, S.A.	FBF	1.0000	9/20/2018	0.4388	EUR	200	(2,438)	(2,045)	(4,483)
Nationwide Building Society	BNP	1.0000	9/20/2018	0.4440	EUR	200	1,625	(5,771)	(4,146)
Nationwide Building Society	BNP	1.0000	9/20/2018	0.4440	EUR	500	3,084	(13,450)	(10,366)
JC Penny Corporation, Inc.	BRC	1.0000	9/20/2018	4.4884	USD	100	6,683	(8,502)	(1,819)
Republic Of Turkey Turkey	DUB	1.0000	9/20/2018	1.5361	USD	500	12,129	(1,775)	10,354
Republic Of Turkey Turkey	JPM	1.0000	9/20/2018	1.5361	USD	500	11,979	(1,625)	10,354
Staples, Inc.	DUB	1.0000	9/20/2018	0.8934	USD	270	5,025	(6,141)	(1,116)
Diamond Offshore Drilling, Inc.	MSC	1.0000	12/20/2018	1.9106	USD	340	20,726	(11,564)	9,162
Kingfisher, PLC	FBF	1.0000	12/20/2018	0.3767	EUR	150	(920)	(2,949)	(3,869)
Kingfisher, PLC	BNP	1.0000	12/20/2018	0.3767	EUR	100	(685)	(1,895)	(2,580)
Kingfisher, PLC	BNP	1.0000	12/20/2018	0.3767	EUR	150	(1,093)	(2,776)	(3,869)
Daimler AG	BNP	1.0000	12/20/2018	0.3640	EUR	100	132	(2,804)	(2,672)
Rite Aid Corporation	DUB	1.0000	12/20/2018	1.4409	USD	50	(3,691)	(2,461)	(6,152)
Rite Aid Corporation	DUB	1.0000	12/20/2018	1.4409	USD	125	(9,053)	(6,328)	(15,381)
Hewlett-Packard Co.	BRC	1.0000	3/20/2019	0.6746	USD	100	(1,516)	256	(1,260)
Hewlett-Packard Co.	BRC	1.0000	3/20/2019	0.6746	USD	170	(2,389)	248	(2,141)
Canadian Natural Resources Ltd.	CBK	1.0000	3/20/2019	0.9245	USD	30	899	(1,027)	(128)
Reed Elsevier, PLC	DUB	1.0000	3/20/2019	0.3760	EUR	250	(6,352)	(958)	(7,310)
Reed Elsevier, PLC	BRC	1.0000	3/20/2019	0.3760	EUR	250	(6,398)	(912)	(7,310)
Republic Of Korea	JPM	1.0000	3/20/2019	0.3448	USD	200	(2,250)	(2,883)	(5,133)
Republic Of South Africa	BRC	1.0000	3/20/2019	1.6569	USD	1,000	48,469	(22,836)	25,633
Ford Motor Credit Co. LLC	BRC	1.0000	3/20/2019	0.5946	USD	120	(16,540)	(3,314)	(19,854)
HCA, Inc.	JPM	1.0000	6/20/2019	1.5500	USD	115	(13,107)	(2,497)	(15,604)
Ford Motor Credit Co. LLC	BRC	1.0000	6/20/2019	0.6400	USD	120	(19,167)	(1,719)	(20,886)
ArcelorMittal S.A.	BRC	1.0000	6/20/2019	2.1500	EUR	390	20,899	(3,283)	17,616
Royal Bank of Scotland, PLC	CBK	1.0000	9/20/2019	1.4795	EUR	150	(31,841)	3,864	(27,977)
Royal Bank of Scotland, PLC	CBK	1.0000	9/20/2019	1.4795	EUR	90	(18,795)	2,009	(16,786)
Royal Bank of Scotland, PLC	DUB	1.0000	9/20/2019	1.4795	EUR	300	(64,324)	8,369	(55,955)
Lloyds Bank, PLC	DUB	1.0000	9/20/2019	1.2488	EUR	400	(91,913)	13,355	(78,558)
Republic Of Korea	BNP	1.0000	9/20/2019	0.4020	USD	250	(4,490)	(2,041)	(6,531)

Reference Entity	Counterparty	Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2015(3) (%)	Currency	Notional Amount (4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Republic Of Korea	BRC	1.0000	9/20/2019	0.4020	USD	250	$(4,437)	$(2,094)	$(6,531)
Freescale Semiconductor, Inc.	CBK	1.0000	12/20/2019	0.7500	USD	160	(14,058)	(16,199)	(30,257)
Lowe’s Companies, Inc.	CBK	1.0000	12/20/2019	0.2450	USD	340	(11,439)	(320)	(11,759)
Lowe’s Companies, Inc.	CBK	1.0000	12/20/2019	0.2450	USD	340	(11,754)	(5)	(11,759)
UPS of America, Inc.	MSC	1.0000	12/20/2019	1.0000	USD	130	(4,730)	(122)	(4,852)
UPS of America, Inc.	MSC	1.0000	12/20/2019	1.0000	USD	190	(6,740)	(79)	(6,819)
Autozone, Inc.	CBK	1.0000	12/20/2019	0.3200	USD	330	(8,542)	(1,285)	(9,827)
Finmeccanica, S.p.A.	BRC	1.0000	3/20/2020	1.3846	EUR	50	(9,685)	425	(9,260)
Finmeccanica, S.p.A.	BRC	1.0000	3/20/2020	1.3846	EUR	60	(11,658)	546	(11,112)
Johnson Controls, Inc.	BRC	1.0000	3/20/2020	0.4824	USD	80	(1,998)	(75)	(2,073)
Marsh & McLennan Cos., Inc.	CBK	1.0000	3/20/2020	0.1925	USD	170	(6,436)	(155)	(6,591)
Johnson Controls, Inc.	CBK	1.0000	3/20/2020	0.4824	USD	100	(2,217)	(375)	(2,592)
ThyssenKrupp AG	BRC	1.0000	3/20/2020	1.4469	EUR	140	4,849	(2,073)	2,776
Pernod Ricard, S.A.	FBF	1.0000	3/20/2020	0.5603	EUR	200	(4,366)	(502)	(4,868)
ThyssenKrupp AG	BRC	1.0000	3/20/2020	1.4469	EUR	70	2,561	(1,173)	1,388
Koninklijke KPN N.V.	BRC	1.0000	3/20/2020	0.8077	EUR	150	(1,280)	(349)	(1,629)
Finmeccanica, S.p.A.	BRC	1.0000	3/20/2020	1.3846	EUR	30	(5,768)	212	(5,556)
Boston Scientific Corp	JPM	1.0000	3/20/2020	0.4998	USD	115	(2,541)	(241)	(2,782)
Baxter International, Inc.	BRC	1.0000	6/20/2020	0.3900	USD	60	(2,181)	277	(1,904)
Baxter International, Inc.	BRC	1.0000	6/20/2020	0.3900	USD	60	(2,150)	246	(1,904)
Tesco, PLC	MSC	1.0000	6/20/2020	1.6900	EUR	20	833	(150)	683
Kingdom Of Thailand	DUB	1.0000	6/20/2020	1.0566	USD	100	238	(126)	112
Kingdom Of Thailand	DUB	1.0000	6/20/2020	1.0566	USD	100	262	(150)	112
Peugeot, S.A.	BRC	1.0000	6/20/2020	1.6894	EUR	190	(35,811)	2,517	(33,294)
Peugeot, S.A.	BRC	1.0000	6/20/2020	1.6894	EUR	190	(36,048)	2,754	(33,294)
Kingdom Of Thailand	DUB	1.0000	6/20/2020	1.0566	USD	100	—	112	112
State of Illinois	CBK	1.0000	3/20/2023	2.5974	USD	300	16,152	8,394	24,546
State of Illinois	CBK	1.0000	6/20/2023	2.6280	USD	200	9,601	7,312	16,913
Republic Of South Africa	JPM	1.0000	9/20/2023	2.5184	USD	200	22,955	(2,267)	20,688
State of Illinois	CBK	1.0000	12/20/2023	2.6862	USD	300	20,444	6,498	26,942

							$(272,234)	$(128,840)	$(401,074)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 5/31/2015(3) (%)	Currency	Notional Amount (4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Novo Banco, S.A.	GST	5.0000	12/20/2015	3.1207	EUR	200	$—	$2,349	$2,349
General Motors Co.	BRC	5.0000	3/20/2017	0.8096	USD	260	19,573	403	19,976
Rallye, S.A.	BNP	1.0000	3/20/2018	1.5691	EUR	25	(2,625)	2,259	(366)
Rallye, S.A.	BNP	1.0000	3/20/2018	1.5691	EUR	15	(1,576)	1,356	(220)
Finmeccanica, S.p.A.	BRC	5.0000	6/20/2018	1.0131	EUR	140	20,214	(906)	19,308
General Motors Co.	GLM	5.0000	3/20/2019	1.1072	USD	120	16,782	444	17,226
Safeway, Inc.	BRC	1.0000	3/20/2019	1.8362	USD	375	(9,384)	(1,241)	(10,625)
J Sainsbury, PLC	DUB	1.0000	3/20/2019	1.0376	EUR	700	(5,823)	6,288	465
General Motors Co.	BRC	5.0000	6/20/2019	1.1400	USD	120	15,726	2,394	18,120
Astaldi, S.p.A.	DUB	1.0000	9/20/2019	3.6067	EUR	340	(37,209)	(2,202)	(39,411)
Staples, Inc.	DUB	1.0000	9/20/2019	1.7000	USD	270	(12,651)	9,135	(3,516)
Unisys Corporation	DUB	5.0000	9/20/2019	2.1000	USD	130	10,480	3,668	14,148
People’s Republic of China	CBK	1.0000	12/20/2019	1.2186	USD	2,400	16,084	6,447	22,531
Diamond Offshore Drilling, Inc.	MSC	1.0000	12/20/2019	2.3950	USD	330	(32,009)	14,337	(17,672)
The Gap, Inc.	CBK	1.0000	3/20/2020	0.8772	USD	470	6,047	(2,893)	3,154
Hewlett-Packard Co.	BRC	1.0000	3/20/2020	0.9521	USD	170	1,162	(687)	475
Hewlett-Packard Co.	BRC	1.0000	3/20/2020	0.9521	USD	100	866	(587)	279
Glencore Finance	BRC	1.0000	3/20/2020	1.6337	EUR	140	(5,897)	1,782	(4,115)
Glencore Finance Europe	BRC	1.0000	3/20/2020	1.6337	EUR	70	(3,177)	1,119	(2,058)
Deutsche Lufthansa AG	BNP	1.0000	6/20/2020	1.3700	EUR	160	(2,260)	(520)	(2,780)
Deutsche Lufthansa AG	BNP	1.0000	6/20/2020	1.3700	EUR	80	(1,161)	(229)	(1,390)
ArcelorMittal S.A.	BRC	1.0000	6/20/2020	2.7848	EUR	390	(35,817)	2,191	(33,626)
Fiat Finance North America	BRC	5.0000	6/20/2020	1.9600	EUR	190	32,676	(2,351)	30,325
Fiat Finance North America	BRC	5.0000	6/20/2020	1.9600	EUR	190	33,116	(2,791)	30,325
Renault, S.A.	BRC	1.0000	12/20/2020	0.8821	EUR	320	(13,778)	16,153	2,375
Canadian Natural Resources Ltd.	CBK	1.0000	3/20/2022	1.5996	USD	30	(2,456)	1,453	(1,003)

							$6,903	$57,371	$64,274

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value(5)
Markit ITRX EUR	DUB	1.0000	6/20/2020	EUR	900	$19,185	$8,333	$27,518
Markit ITRX EUR	DUB	1.0000	6/20/2020	EUR	670	(78,839)	7,979	(70,860)
Markit ITRX EUR	DUB	1.0000	6/20/2020	EUR	670	(79,015)	8,155	(70,860)
Markit ITRX EUR	DUB	1.0000	6/20/2020	EUR	380	11,825	(206)	11,619
Markit ITRX EUR	DUB	1.0000	6/20/2020	EUR	1,340	(152,639)	10,920	(141,719)
Markit ITRX EUR	DUB	1.0000	6/20/2020	EUR	500	9,624	5,664	15,288
Markit ITRX EUR	DUB	1.0000	6/20/2020	EUR	1,980	(215,517)	(1,274)	(216,791)
Markit ABX	FBF	1.0000	5/25/2046	USD	625	179,192	(63,616)	115,576
Markit ABX	GST	1.0000	5/25/2046	USD	1,249	303,238	(72,086)	231,152
Markit CMBX	BRC	1.0000	12/13/2049	USD	400	117,041	(44,591)	72,450

						$114,095	$(140,722)	$(26,627)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value(5)
Markit CDX HY	MYC	1.0000	6/20/2020	USD	6,600	$118,682	$(3,829)	$114,853
Markit CDX HY	MYC	5.0000	6/20/2020	USD	400	26,655	1,636	28,291
Markit ITRX EUR	DUB	5.0000	6/20/2025	EUR	790	111,221	(15,699)	95,522
Markit ABX	DUB	5.0000	6/20/2025	EUR	390	60,265	(19,018)	41,247
Markit ITRX EUR	DUB	1.0000	6/20/2025	EUR	3,970	(28,633)	(171)	(28,804)
Markit CMBX	GST	0.1000	10/12/2052	USD	120	(386)	340	(46)

						$287,804	$(36,741)	$251,063

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month NZD-BBR	DUB	4.5375	6/22/2016	NZD	2,217	$—	$19,081	$19,081
Receive	3-Month NZD-BBR	DUB	4.4250	6/22/2016	NZD	5,168	—	40,458	40,458
Receive	3-Month NZD-BBR	DUB	4.2400	9/1/2016	NZD	3,748	—	25,296	25,296
Receive	1-Month MXN-TIIE	JPM	5.8700	9/25/2017	MXN	25,177	—	12,741	12,741
Pay	3-Month KRW-CD	BRC	1.0000	10/17/2017	KRW	1,095,268	—	(29,981)	(29,981)
Pay	3-Month KRW-CD	UAG	1.0000	10/19/2017	KRW	1,042,393	—	(27,684)	(27,684)
Receive	1-Month MXN-TIIE	BRC	5.9000	11/6/2017	MXN	7,661	—	11,815	11,815
Receive	6-Month CHF-LIBOR	GST	0.5035	4/15/2018	CHF	2,913	—	—	—
Receive	6-Month CHF-LIBOR	GST	0.5335	4/18/2018	CHF	2,913	—	—	—
Receive	1-Month MXN-TIIE	FBF	5.2800	5/2/2018	MXN	11,763	—	2,416	2,416
Pay	3-Month NZD-BBR	DUB	1.0000	6/22/2018	NZD	890	—	(23,578)	(23,578)
Pay	3-Month NZD-BBR	DUB	1.0000	6/22/2018	NZD	2,070	—	(50,793)	(50,793)
Pay	3-Month NZD-BBR	DUB	1.0000	9/1/2018	NZD	1,501	—	(30,074)	(30,074)
Receive	3-Month ZAR-JIBAR	JPM	7.4550	3/4/2019	ZAR	7,613	—	(5,899)	(5,899)
Receive	3-Month ZAR-JIBAR	JPM	7.8100	4/22/2019	ZAR	5,717	—	(2,004)	(2,004)
Receive	3-Month ZAR-JIBAR	FBF	7.9900	4/24/2019	ZAR	5,975	—	(683)	(683)
Pay	3-Month AUD-BBSW	DUB	1.0000	6/1/2019	AUD	1,695	—	—	—
Pay	3-Month AUD-BBSW	JPM	1.0000	6/1/2019	AUD	1,695	—	—	—
Pay	3-Month CZK-PRIBOR	JPM	1.0000	11/20/2019	CZK	9,041	—	1,021	1,021
Pay	3-Month CAD-CDOR	GLM	1.0000	3/16/2020	CAD	5,266	—	6,718	6,718
Receive	3-Month CAD-CDOR	GLM	1.7900	3/16/2021	CAD	5,378	—	(8,162)	(8,162)
Receive	3-Month ZAR-JIBAR	BRC	7.3650	3/31/2021	ZAR	474	—	(798)	(798)
Receive	6-Month CHF-LIBOR	FBF	0.2000	4/23/2021	CHF	1,014	—	(3,181)	(3,181)
Receive	6-Month CHF-LIBOR	BRC	0.2125	4/23/2021	CHF	1,820	—	(5,205)	(5,205)
Receive	6-Month CHF-LIBOR	FBF	0.2075	4/23/2021	CHF	999	—	(2,969)	(2,969)
Receive	6-Month CHF-LIBOR	GLM	1.1500	9/5/2021	CHF	1,713	—	26,194	26,194
Receive	1-Month MXN-TIIE	DUB	7.8800	1/17/2022	MXN	20,650	42,056	17,641	59,697

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	1-Month MXN-TIIE	DUB	7.8200	1/18/2022	MXN	20,650	$59,209	$20,566	$79,775
Receive	3-Month ZAR-JIBAR	BRC	9.3100	2/4/2022	ZAR	638	—	1,830	1,830
Receive	3-Month ZAR-JIBAR	BRC	9.2550	2/4/2022	ZAR	638	—	1,726	1,726
Receive	1-Month MXN-TIIE	DUB	7.5850	2/17/2022	MXN	3,759	—	11,595	11,595
Receive	1-Month MXN-TIIE	DUB	7.5500	2/18/2022	MXN	765	—	2,282	2,282
Receive	1-Month MXN-TIIE	DUB	7.5675	2/21/2022	MXN	1,581	—	4,775	4,775
Receive	1-Month MXN-TIIE	MYC	7.4650	2/24/2022	MXN	1,379	—	3,756	3,756
Receive	3-Month AUD-BBSW	GLM	3.2363	6/3/2022	AUD	1,841	—	—	—
Receive	3-Month AUD-BBSW	GLM	3.2425	6/3/2022	AUD	1,841	—	—	—
Receive	1-Month MXN-TIIE	JPM	6.8800	4/4/2023	MXN	7,958	—	(4,617)	(4,617)
Receive	1-Month MXN-TIIE	GLM	6.8600	4/11/2023	MXN	2,693	—	(1,653)	(1,653)
Receive	3-Month ZAR-JIBAR	BRC	8.5600	5/29/2023	ZAR	2,847	—	(330)	(330)
Receive	3-Month ZAR-JIBAR	BRC	8.5900	5/30/2023	ZAR	3,323	—	(125)	(125)
Receive	3-Month CAD-CDOR	DUB	3.8250	10/23/2023	CAD	921	—	50,648	50,648
Pay	3-Month NZD-BBR	DUB	1.0000	10/25/2023	NZD	1,195	2,067	(52,109)	(50,042)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/11/2023	NOK	2,743	—	(27,329)	(27,329)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/13/2023	NOK	8,427	—	(89,085)	(89,085)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/19/2023	NOK	5,822	—	(55,464)	(55,464)
Receive	3-Month ZAR-JIBAR	BRC	9.4000	11/19/2023	ZAR	5,643	—	10,277	10,277
Receive	3-Month SEK-STIBOR	FBF	3.1015	11/19/2023	SEK	2,834	—	21,823	21,823
Receive	3-Month SEK-STIBOR	BNP	3.1150	11/19/2023	SEK	2,872	—	22,335	22,335
Receive	3-Month ZAR-JIBAR	BRC	9.4300	11/20/2023	ZAR	3,421	—	6,483	6,483
Receive	1-Month MXN-TIIE	DUB	8.7470	11/22/2023	MXN	5,103	—	21,427	21,427
Receive	1-Month MXN-TIIE	DUB	8.7531	11/23/2023	MXN	7,355	—	30,978	30,978
Receive	1-Month MXN-TIIE	DUB	8.4600	11/28/2023	MXN	4,707	—	16,288	16,288
Receive	1-Month MXN-TIIE	DUB	8.5980	11/29/2023	MXN	596	—	2,269	2,269
Receive	1-Month MXN-TIIE	DUB	8.6000	12/1/2023	MXN	421	—	1,603	1,603
Receive	3-Month CAD-CDOR	GLM	4.0695	1/10/2024	CAD	477	—	29,180	29,180
Receive	3-Month CAD-CDOR	BNP	2.6220	1/10/2024	CAD	1,651	—	10,885	10,885
Receive	3-Month CAD-CDOR	GST	3.8450	4/2/2024	CAD	768	—	38,599	38,599
Receive	3-Month CAD-CDOR	DEU	3.8300	4/3/2024	CAD	430	—	21,339	21,339
Receive	3-Month CAD-CDOR	DEU	3.8300	4/3/2024	CAD	430	—	21,339	21,339
Pay	3-Month NZD-BBR	BNP	1.0000	4/4/2024	NZD	971	—	(39,352)	(39,352)
Pay	3-Month NZD-BBR	DEU	1.0000	4/8/2024	NZD	623	—	(25,024)	(25,024)
Pay	3-Month NZD-BBR	DEU	1.0000	4/8/2024	NZD	623	—	(25,024)	(25,024)
Receive	3-Month CAD-CDOR	DEU	3.7050	4/29/2024	CAD	936	—	40,073	40,073
Receive	3-Month CAD-CDOR	GST	3.7100	4/29/2024	CAD	459	—	19,735	19,735
Receive	3-Month CAD-CDOR	HUB	3.6775	4/30/2024	CAD	391	—	16,892	16,892
Pay	3-Month NZD-BBR	DUB	1.0000	5/1/2024	NZD	1,155	—	(39,351)	(39,351)
Pay	3-Month NZD-BBR	GST	1.0000	5/1/2024	NZD	580	—	(19,961)	(19,961)
Pay	3-Month NZD-BBR	BNP	1.0000	5/2/2024	NZD	575	—	(19,783)	(19,783)
Receive	3-Month CAD-CDOR	GST	3.4840	5/16/2024	CAD	448	—	15,316	15,316
Pay	3-Month NZD-BBR	JPM	1.0000	5/20/2024	NZD	572	—	(15,537)	(15,537)
Pay	6-Month NOK-NIBOR	BRC	1.0000	6/10/2024	NOK	4,802	—	(31,695)	(31,695)
Pay	6-Month NOK-NIBOR	JPM	1.0000	6/10/2024	NOK	5,008	—	(33,343)	(33,343)
Receive	3-Month SEK-STIBOR	GLM	3.0225	6/10/2024	SEK	5,376	—	34,594	34,594
Receive	3-Month SEK-STIBOR	FBF	3.0362	6/10/2024	SEK	5,275	—	34,353	34,353
Pay	6-Month CHF-LIBOR	GLM	1.0000	9/6/2024	CHF	1,184	—	(31,808)	(31,808)
Receive	3-Month CAD-CDOR	GLM	3.2850	9/26/2024	CAD	567	—	13,042	13,042
Receive	3-Month CAD-CDOR	FBF	3.2930	9/26/2024	CAD	564	—	13,135	13,135
Receive	3-Month CAD-CDOR	JPM	3.2100	10/7/2024	CAD	994	—	19,890	19,890
Receive	3-Month ZAR-JIBAR	DUB	8.5600	11/21/2024	ZAR	5,880	—	(3,524)	(3,524)
Pay	USA-CPI-U	MSC	1.0000	11/26/2024	USD	1,101	—	(15,262)	(15,262)
Receive	3-Month CAD-CDOR	FBF	2.4900	1/27/2025	CAD	979	—	(8,582)	(8,582)
Pay	3-Month NZD-BBR	UAG	1.0000	1/29/2025	NZD	1,236	—	13,086	13,086
Receive	6-Month CHF-LIBOR	BNP	0.5300	4/16/2025	CHF	387	—	(5,428)	(5,428)
Receive	6-Month CHF-LIBOR	MSC	0.5100	4/27/2025	CHF	401	—	(6,151)	(6,151)
Receive	6-Month CHF-LIBOR	MSC	0.5450	4/28/2025	CHF	384	—	(5,143)	(5,143)
Receive	6-Month CHF-LIBOR	MSC	0.5500	4/28/2025	CHF	395	—	(5,187)	(5,187)
Receive	6-Month CHF-LIBOR	JPM	0.5550	5/4/2025	CHF	396	—	(5,134)	(5,134)
Receive	3-Month SEK-STIBOR	JPM	2.1000	5/8/2025	SEK	6,515	—	2,205	2,205
Receive	3-Month SEK-STIBOR	MSC	2.1075	5/8/2025	SEK	6,411	—	2,434	2,434
Receive	3-Month SEK-STIBOR	FBF	2.1100	5/8/2025	SEK	4,097	—	1,612	1,612
Receive	3-Month SEK-STIBOR	UAG	2.0975	5/8/2025	SEK	3,427	—	1,113	1,113
Receive	3-Month SEK-STIBOR	UAG	2.1138	5/12/2025	SEK	6,667	—	2,700	2,700
Receive	3-Month SEK-STIBOR	GLM	2.1300	5/12/2025	SEK	3,366	—	1,664	1,664
Receive	3-Month SEK-STIBOR	FBF	2.2250	5/25/2025	SEK	9,319	—	10,468	10,468
Receive	3-Month SEK-STIBOR	BNP	2.2550	5/25/2025	SEK	3,326	—	9,219	9,219
Receive	3-Month SEK-STIBOR	MSC	2.1550	5/26/2025	SEK	3,399	—	2,036	2,036
Receive	3-Month SEK-STIBOR	FBF	2.1575	5/26/2025	SEK	3,784	—	2,319	2,319
Receive	3-Month ZAR-JIBAR	JPM	8.8300	5/27/2025	ZAR	4,742	—	(459)	(459)
Receive	3-Month SEK-STIBOR	BNP	2.1125	5/28/2025	SEK	3,356	—	1,212	1,212
Receive	3-Month SEK-STIBOR	MSC	2.1031	5/28/2025	SEK	6,963	—	2,157	2,157
Pay	1-Month MXN-TIIE	MSC	1.0000	3/30/2027	MXN	7,162	—	6,979	6,979
Pay	1-Month MXN-TIIE	BRC	1.0000	4/6/2027	MXN	2,422	—	2,457	2,457

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month CAD-CDOR	UAG	3.0800	4/9/2027	CAD	3,187	$—	$(9,347)	$(9,347)
Receive	1-Month MXN-TIIE	DUB	9.8100	9/20/2028	MXN	1,095	—	4,301	4,301
Receive	3-Month ZAR-JIBAR	BRC	10.6500	11/25/2028	ZAR	9,624	—	18,050	18,050
Receive	3-Month ZAR-JIBAR	BRC	10.8500	1/23/2029	ZAR	7,799	—	16,383	16,383
Receive	3-Month ZAR-JIBAR	DUB	10.9100	1/24/2029	ZAR	2,652	—	5,816	5,816
Receive	3-Month ZAR-JIBAR	HUB	9.9000	3/11/2029	ZAR	8,385	—	4,576	4,576
Pay	6-Month CHF-LIBOR	MSC	1.0000	4/23/2029	CHF	205	—	8,131	8,131
Pay	6-Month CHF-LIBOR	JPM	1.0000	4/23/2029	CHF	369	—	13,775	13,775
Pay	6-Month CHF-LIBOR	MSC	1.0000	4/23/2029	CHF	202	—	7,821	7,821
Receive	3-Month ZAR-JIBAR	BRC	9.3100	1/8/2030	ZAR	7,075	—	(4,460)	(4,460)
Pay	3-Month CAD-CDOR	BRC	1.0000	4/9/2030	CAD	1,326	—	8,858	8,858
Pay	3-Month USD-LIBOR	BNP	1.0000	6/2/2030	USD	1,007	—	(1,073)	(1,073)
Pay	3-Month ZAR-JIBAR	BRC	1.0000	11/14/2033	ZAR	2,663	—	(4,420)	(4,420)
Pay	3-Month ZAR-JIBAR	DUB	1.0000	11/15/2033	ZAR	1,277	—	(2,118)	(2,118)
Receive	6-Month AUD-BBSW	DUB	3.6200	3/13/2035	AUD	441	—	(7,708)	(7,708)
Receive	6-Month AUD-BBSW	DUB	3.6225	3/17/2035	AUD	441	—	(7,660)	(7,660)
Pay	6-Month CHF-LIBOR	MSC	1.0000	4/16/2035	CHF	403	—	13,153	13,153
Pay	6-Month CHF-LIBOR	FBF	1.0000	4/27/2035	CHF	200	—	7,653	7,653
Pay	6-Month CHF-LIBOR	BRC	1.0000	4/28/2035	CHF	205	—	7,814	7,814
Pay	6-Month CHF-LIBOR	MSC	1.0000	4/28/2035	CHF	202	—	7,626	7,626
Pay	6-Month JPY-LIBOR	BRC	0.1786	7/4/2043	JPY	8,910	—	(3,947)	(3,947)

							$103,332	$109,828	$213,160

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Inflation - Linked

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	EUR-EXT-CPI	BNP	1.0000	3/21/2017	EUR	2,351	$—	$(41,978)	$(41,978)
Pay	EUR-EXT-CPI	DUB	1.0000	3/25/2017	EUR	764	—	(13,900)	(13,900)
Pay	EUR-EXT-CPI	UAG	1.0000	3/21/2018	EUR	712	—	(16,143)	(16,143)
Receive	USA-CPI-U	BRC	2.3200	8/7/2018	USD	676	—	12,290	12,290
Receive	USA-CPI-U	BRC	2.3200	8/7/2018	USD	676	—	12,290	12,290
Receive	USA-CPI-U	BRC	2.7150	3/21/2019	USD	287	—	18,925	18,925
Receive	USA-CPI-U	BRC	1.8350	11/28/2019	USD	698	—	13,527	13,527
Pay	EUR-EXT-CPI	GLM	1.0000	1/26/2020	EUR	400	(1,074)	4,149	3,075
Pay	EUR-EXT-CPI	JPM	1.0000	1/27/2020	EUR	349	—	1,788	1,788
Pay	EUR-EXT-CPI	BOA	1.0000	1/29/2020	EUR	900	(654)	9,106	8,452
Pay	EUR-EXT-CPI	GLM	1.0000	1/30/2020	EUR	1,000	(69)	12,293	12,224
Pay	EUR-EXT-CPI	GLM	1.0000	3/10/2020	EUR	356	—	(482)	(482)

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	EUR-EXT-CPI	CBK	1.0000	3/31/2020	EUR	1,700	$(328)	$(482)	$(810)
Pay	USA-CPI-U	BRC	1.0000	8/7/2021	USD	741	—	(14,544)	(14,544)
Pay	USA-CPI-U	BRC	1.0000	8/7/2021	USD	740	—	(14,261)	(14,261)
Receive	UK-RPI	CBK	2.9450	1/12/2025	GBP	10	—	(68)	(68)
Pay	USA-CPI-U	BNP	1.0000	1/27/2025	USD	807	—	3,306	3,306
Receive	EUR-EXT-CPI	JPM	1.2365	1/27/2025	EUR	349	—	(1,787)	(1,787)
Pay	USA-CPI-U	BNP	1.0000	1/29/2025	USD	804	—	3,488	3,488
Pay	USA-CPI-U	BRC	1.0000	2/2/2025	USD	398	—	1,928	1,928
Pay	USA-CPI-U	BRC	1.0000	2/2/2025	USD	185	—	893	893
Pay	USA-CPI-U	FOB	1.0000	2/4/2025	USD	406	—	1,747	1,747
Receive	EUR-EXT-CPI	GLM	1.3900	3/10/2025	EUR	356	—	1,914	1,914
Pay	USA-CPI-U	DUB	1.0000	1/22/2026	USD	185	—	785	785
Receive	UK-RPI	GSC	3.1400	1/14/2030	GBP	300	—	(6,441)	(6,441)
Receive	UK-RPI	FBF	3.5500	11/15/2044	GBP	20	23	1,426	1,449
Receive	UK-RPI	MYC	3.5500	11/15/2044	GBP	20	29	1,420	1,449
Receive	UK-RPI	FBF	3.4500	12/15/2044	GBP	30	(106)	156	50

							$(2,179)	$(8,655)	$(10,834)

Interest Rate Swaps - Overnight Indexed Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Currency	Notional Amount(4) (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	1-Year BRL-CDI	HUB	12.2775	1/4/2016	BRL	3,738	$—	$(7,525)	$(7,525)
Receive	1-Year BRL-CDI	HUB	12.1600	1/4/2016	BRL	1,815	—	(6,585)	(6,585)
Receive	1-Year BRL-CDI	UAG	12.1900	1/4/2016	BRL	3,630	—	(6,342)	(6,342)
Receive	1-Year BRL-CDI	GLM	12.0000	1/4/2016	BRL	182	—	(4,633)	(4,633)
Receive	1-Year BRL-CDI	UAG	11.9650	1/4/2016	BRL	3,594	—	(9,681)	(9,681)
Receive	1-Year BRL-CDI	UAG	11.9800	1/4/2016	BRL	1,815	—	(473)	(473)
Receive	1-Year BRL-CDI	UAG	11.9650	1/4/2016	BRL	1,778	—	(9,986)	(9,986)
Receive	1-Year BRL-CDI	GLM	11.7900	1/4/2016	BRL	1,726	—	(5,966)	(5,966)
Receive	1-Year BRL-CDI	GLM	11.8200	1/4/2016	BRL	1,667	—	(5,912)	(5,912)
Receive	1-Year BRL-CDI	BRC	11.7700	1/4/2016	BRL	2,486	—	(6,158)	(6,158)
Receive	1-Year BRL-CDI	HUB	11.7150	1/4/2016	BRL	1,065	—	(6,204)	(6,204)
Receive	1-Year BRL-CDI	HUB	11.7450	1/4/2016	BRL	1,372	—	(5,689)	(5,689)
Receive	1-Year BRL-CDI	BRC	11.6750	1/4/2016	BRL	1,900	—	(6,156)	(6,156)
Receive	1-Year BRL-CDI	HUB	11.6800	1/4/2016	BRL	600	—	(6,077)	(6,077)
Receive	1-Year BRL-CDI	HUB	11.6800	1/4/2016	BRL	1,000	—	(6,085)	(6,085)
Receive	1-Year BRL-CDI	GLM	11.6800	1/4/2016	BRL	1,300	—	(9,193)	(9,193)
Receive	1-Year BRL-CDI	JPM	11.6800	1/4/2016	BRL	16,000	—	(9,114)	(9,114)
Receive	1-Year BRL-CDI	JPM	13.3500	1/2/2017	BRL	2,669	—	653	653
Receive	1-Year BRL-CDI	GLM	12.0500	1/2/2017	BRL	2,669	—	(4,698)	(4,698)
Receive	1-Year BRL-CDI	UAG	13.3600	1/2/2017	BRL	1,815	—	746	746
Receive	1-Year BRL-CDI	JPM	13.1800	1/2/2017	BRL	1,667	—	(61)	(61)
Receive	1-Year BRL-CDI	GLM	12.7400	1/2/2017	BRL	2,507	—	(2,550)	(2,550)
Receive	1-Year BRL-CDI	UAG	13.4700	1/2/2017	BRL	1,437	—	1,763	1,763
Receive	1-Year BRL-CDI	UAG	13.5650	1/2/2017	BRL	1,000	—	3,921	3,921
Receive	1-Year BRL-CDI	JPM	13.5400	1/2/2017	BRL	600	—	2,076	2,076
Receive	1-Year BRL-CDI	HUB	13.2500	1/2/2017	BRL	1,000	—	(67)	(67)
Receive	1-Year BRL-CDI	DUB	12.1800	1/2/2018	BRL	1,828	(1,277)	(1,863)	(3,140)
Receive	1-Year BRL-CDI	BOA	12.3600	1/2/2018	BRL	1,799	3,203	(6,117)	(2,914)
Receive	1-Year BRL-CDI	FBF	12.3600	1/2/2018	BRL	1,697	3,556	(7,236)	(3,680)
Receive	1-Year BRL-CDI	GLM	12.1800	1/2/2018	BRL	1,667	16	(3,156)	(3,140)
Receive	1-Year BRL-CDI	DEU	12.3600	1/2/2018	BRL	1,660	1,911	(3,904)	(1,993)
Receive	1-Year BRL-CDI	DUB	12.0550	1/4/2021	BRL	1,653	23,807	1,029	24,836

							$31,216	$(131,243)	$(100,027)

Purchased options outstanding on May 31, 2015:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Call - OTC 2-Year IRS	BOA	3-Month USD-LIBOR	Pay	1.12	12/1/2015	17,200	$53,131	$13,155	$39,976
Call - OTC 2-Year IRS	BOA	3-Month USD-LIBOR	Pay	1.14	12/1/2015	3,200	10,509	6,598	3,911
Call - OTC 2-Year IRS	MYC	3-Month USD-LIBOR	Pay	1.1125	12/16/2015	9,500	28,367	25,127	3,240
Call - OTC 2-Year IRS	MYC	3-Month USD-LIBOR	Pay	1.045	1/6/2016	7,500	17,700	17,695	5
Put - OTC 3-Year IRS	BOA	3-Month USD-LIBOR	Pay	2.72	2/4/2016	200	368	400	(32)
Put - OTC 3-Year IRS	CBK	3-Month USD-LIBOR	Pay	2.7	2/4/2016	11,100	21,117	17,760	3,357
Put - OTC 3-Year IRS	MYC	3-Month USD-LIBOR	Pay	2.7	2/18/2016	11,100	22,167	23,310	(1,143)
Put - OTC 30-Year IRS	BOA	3-Month USD-LIBOR	Pay	4.21	4/25/2016	1,800	4,682	72,000	(67,318)
Put - OTC 30-Year IRS	MYC	3-Month USD-LIBOR	Pay	3.55	10/27/2017	1,400	62,112	99,985	(37,873)
Put - OTC 30-Year IRS	DUB	3-Month USD-LIBOR	Pay	3.55	11/27/2017	500	22,901	36,500	(13,599)
Put - OTC 30-Year IRS	DUB	3-Month USD-LIBOR	Pay	3.525	11/27/2017	400	18,881	34,667	(15,786)
Put - OTC 30-Year IRS	DUB	3-Month USD-LIBOR	Pay	3.46	11/27/2017	300	15,301	23,000	(7,699)

							$277,236	$370,197	$(92,961)

European Style Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.1000	6/15/2015	1,752	$—	$19,017	$(19,017)
Call- IRS EUR	MSC	6M EUR-EURIBOR	Pay	0.8250	7/15/2015	3,880	3,044	12,027	(8,983)
Put- IRS EUR	MSC	6M EUR-EURIBOR	Receive	0.8500	8/12/2015	1,118	11,570	9,992	1,578
Put- IRS EUR	GLM	6M EUR-EURIBOR	Receive	0.9000	8/14/2015	1,144	15,183	9,109	6,074
Call- IRS EUR	FBF	6M EUR-EURIBOR	Pay	1.3500	8/18/2015	7,035	76,210	72,735	3,475
Call- IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.2500	8/20/2015	684	535	9,990	(9,455)
Call- IRS EUR	BNP	6M EUR-EURIBOR	Pay	0.7750	8/26/2015	4,052	12,957	11,814	1,143
Put- IRS EUR	MSC	6M EUR-EURIBOR	Receive	0.5800	9/2/2015	3,411	5,023	9,972	(4,949)
Put- IRS USD	GLM	3M USD-LIBOR	Receive	2.4000	10/1/2015	2,178	62,269	27,225	35,044
Put- IRS USD	GLM	3M USD-LIBOR	Receive	2.6000	10/1/2015	726	27,998	9,801	18,197
Call- IRS GBP	GLM	6M GBP-LIBOR	Pay	1.6000	10/12/2015	1,029	3,415	8,123	(4,708)
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.9000	11/5/2015	850	1,991	19,883	(17,892)
Call- IRS USD	GLM	3M USD-LIBOR	Pay	3.1000	11/5/2015	1,436	3,540	27,643	(24,103)
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	1.7200	11/9/2015	1,332	2,398	11,240	(8,842)
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.2600	1/19/2016	423	437	28,210	(27,773)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.5000	2/15/2016	676	11,664	14,558	(2,894)
Put- IRS GBP	FBF	6M GBP-LIBOR	Pay	2.4300	2/18/2016	3,662	2,198	66,642	(64,444)
Call- IRS GBP	UAG	6M GBP-LIBOR	Pay	2.0000	2/24/2016	1,715	23,132	31,801	(8,669)
Call- IRS USD	BNP	3M USD-LIBOR	Pay	2.2500	2/25/2016	2,702	21,645	34,714	(13,069)
Call- IRS USD	UAG	3M USD-LIBOR	Pay	2.3500	3/2/2016	2,057	14,251	27,512	(13,261)
Call- IRS EUR	HUB	6M EUR-EURIBOR	Pay	2.3000	4/15/2016	1,917	4,184	88,114	(83,930)
Call- IRS EUR	BNP	6M EUR-EURIBOR	Pay	0.6750	4/18/2016	1,159	50,050	20,461	29,589
Call- IRS EUR	BRC	6M EUR-EURIBOR	Pay	0.7250	4/21/2016	797	31,974	12,662	19,312
Call- IRS EUR	GLM	6M EUR-EURIBOR	Pay	1.0500	4/22/2016	405	48,534	18,002	30,532
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.0000	6/2/2016	3,408	74,253	30,837	43,416
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	3.5500	6/24/2016	707	2,714	31,774	(29,060)
Call- IRS GBP	GLM	6M GBP-LIBOR	Pay	2.3600	8/15/2016	3,741	12,843	54,444	(41,601)
Put- IRS GBP	GLM	6M GBP-LIBOR	Pay	3.6300	11/21/2016	2,639	19,036	199,943	(180,907)
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	4.2500	1/23/2017	1,503	5,375	65,717	(60,342)
Call- IRS USD	DUB	3M USD-LIBOR	Pay	2.7500	2/13/2017	2,026	26,436	31,707	(5,271)
Call- IRS USD	DEU	3M USD-LIBOR	Pay	4.3000	3/27/2017	346	3,345	21,767	(18,422)
Call- IRS GBP	JPM	6M GBP-LIBOR	Pay	3.6500	6/16/2017	1,051	14,018	62,303	(48,285)
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	3.6500	6/16/2017	701	9,350	41,198	(31,848)
Put- IRS GBP	GLM	6M GBP-LIBOR	Receive	3.0000	10/30/2017	667	211,154	97,252	113,902
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	3.0000	10/30/2017	664	210,046	97,379	112,667
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	3.0000	10/30/2017	1,282	405,974	186,980	218,994
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.1500	11/4/2017	3,527	49,125	77,171	(28,046)
Call- IRS JPY	DUB	6M JPY-LIBOR	Pay	1.0200	11/27/2017	109,760	18,206	24,217	(6,011)
Put- IRS EUR	DUB	6M EUR-EURIBOR	Receive	0.7000	2/20/2018	3,377	45,574	50,644	(5,070)

Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call- IRS USD	BNP	3M USD-LIBOR	Pay	2.5500	3/5/2018	10,396	$98,308	$124,752	$(26,444)
Call- IRS USD	DUB	3M USD-LIBOR	Pay	2.5500	3/5/2018	3,461	32,723	41,353	(8,630)
Put- IRS EUR	JPM	6M EUR-EURIBOR	Receive	0.9000	3/12/2018	4,699	96,062	126,414	(30,352)
Put- IRS EUR	JPM	6M EUR-EURIBOR	Receive	0.9000	3/12/2018	4,651	95,070	114,589	(19,519)
Call- IRS USD	BNP	3M USD-LIBOR	Pay	4.4000	5/8/2018	675	7,175	25,542	(18,367)
Put- IRS USD	DUB	3M USD-LIBOR	Pay	4.6000	2/12/2019	1,098	22,997	98,820	(75,823)
Put- INT FLR JPYB	BRC	3M JPY-LIBOR	Pay	1.7000	2/13/2019	122,211	4,389	33,390	(29,001)
Put- INT FLR JPYB	BRC	3M JPY-LIBOR	Pay	1.7000	2/13/2019	124,690	10,700	34,274	(23,574)
Put- IRS USD	DEU	3M USD-LIBOR	Pay	4.6000	3/5/2019	1,440	30,794	118,080	(87,286)
Call- IRS USD	JPM	3M USD-LIBOR	Pay	4.1000	5/9/2019	1,351	28,644	74,953	(46,309)
Call- IRS USD	GLM	3M USD-LIBOR	Pay	4.1000	5/13/2019	1,013	21,547	56,728	(35,181)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.6000	8/7/2019	519	17,968	36,941	(18,973)
Call- INT FLR USDA	BRC	3M USD-LIBOR	Pay	1.6250	8/15/2019	5,000	46,194	44,900	1,294
Call- INT FLR USDA	DUB	3M USD-LIBOR	Pay	1.6250	8/15/2019	2,500	23,305	22,500	805
Call- INT FLR USDA	GLM	3M USD-LIBOR	Pay	1.6250	8/15/2019	14,000	130,508	89,600	40,908
Call- IRS JPY	FBF	6M JPY-LIBOR	Pay	0.8100	4/16/2020	185,433	27,380	26,804	576
Put- IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8100	4/16/2020	185,433	21,114	26,789	(5,675)
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/16/2020	452	24,976	79,494	(54,518)
Put- IRS USD	DUB	3M USD-LIBOR	Pay	5.5875	1/7/2021	742	11,418	38,558	(27,140)
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/6/2023	583	22,135	44,599	(22,464)
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/18/2023	452	33,818	75,492	(41,674)
Put- IRS JPY	FBF	6M JPY-LIBOR	Receive	2.2020	9/2/2024	94,428	54,967	51,451	3,516
Put- IRS JPY	FBF	6M JPY-LIBOR	Receive	1.8500	3/5/2025	91,844	37,260	42,173	(4,913)
Put- IRS JPY	GLM	6M JPY-LIBOR	Receive	1.9000	3/11/2025	104,964	44,949	50,108	(5,159)
Put- IRS GBP	BRC	6M GBP-LIBOR	Pay	3.8175	9/26/2028	2,803	173,833	279,464	(105,631)
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950	9/26/2028	2,103	131,956	208,614	(76,658)
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.7500	5/30/2034	1,023	60,371	70,862	(10,491)

							$2,852,212	$3,711,824	$(859,612)

European Style Foreign Currency Option Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Put - OTC USD versus EUR	JPM	13.8000	5/29/2015	690	$10,695	$—	$(10,695)
Call - OTC EUR versus MXN	MSC	16.9030	6/2/2015	380	5,141	2,064	(3,077)
Put - OTC EUR versus MXN	MSC	16.9030	6/2/2015	380	5,141	1,800	(3,341)
Call - OTC ECAL USD	DUB	110.7813	6/4/2015	8,000	313	—	(313)
Put - OTC USD versus MXN	MSC	14.0000	6/4/2015	471	7,490	—	(7,490)
Call - OTC EUR versus EUR F	BRC	0.0000	6/5/2015	36	5,287	339	(4,948)
Call - OTC AUD versus USD CDE	MSC	0.7865	6/8/2015	35	4,169	2,293	(1,876)
Call - OTC AUD versus JPY	HUB	95.0600	6/9/2015	565	5,965	2,827	(3,138)
Call - OTC CAD versus JPY	UAG	98.2000	6/9/2015	998	9,563	13,209	3,646
Call - OTC EUR versus GBP	GLM	0.7185	6/9/2015	808	17,283	5,976	(11,307)
Put - OTC AUD versus JPY	HUB	95.0600	6/9/2015	565	7,142	3,571	(3,571)
Put - OTC CAD versus JPY	UAG	98.2000	6/9/2015	998	9,337	1,538	(7,799)
Put - OTC EUR versus GBP	GLM	0.7185	6/9/2015	808	7,872	6,242	(1,630)
Call - OTC AUD versus JPY	BRC	96.4000	6/10/2015	739	6,660	1,229	(5,431)
Put - OTC AUD versus JPY	BRC	96.4000	6/10/2015	739	7,490	10,208	2,718
Put - OTC USD versus MXN	DUB	14.4000	6/11/2015	645	14,353	10	(14,343)
Put - OTC AUD versus USD	BRC	0.9000	6/29/2015	1,435	31,434	194,539	163,105
Put - OTC AUD versus USD	GLM	0.9000	6/29/2015	1,435	30,920	194,539	163,619
Put - OTC AUD versus USD	JPM	0.8600	6/29/2015	1,435	29,741	137,222	107,481
Put - OTC AUD versus USD	UAG	0.8600	6/29/2015	1,435	27,090	137,222	110,132
Call - OTC USD versus ZAR G	DUB	11.7500	7/7/2015	652	2,178	6,289	4,111
Call - OTC EUR versus USD F	DUB	0.0000	7/9/2015	61	3,965	8	(3,957)
Call - OTC EUR versus USD F	JPM	0.0000	7/9/2015	61	4,331	8	(4,323)
Put - OTC USD versus CLP	HUB	605.0000	7/29/2015	690	6,861	4,192	(2,669)
Call - OTC EUR versus SEK CDE	DUB	0.0000	8/6/2015	32	4,157	1,914	(2,243)
Call - OTC USD versus ZAR G	GLM	11.8500	8/6/2015	652	2,399	5,842	3,443
Put - OTC USD versus JPY	JPM	115.0000	8/14/2015	1,490	5,690	1,399	(4,291)
Put - OTC USD versus JPY	MSC	114.8200	8/17/2015	1,490	4,877	1,427	(3,450)
Call - OTC USD versus JPY	BOA	123.5000	8/24/2015	700	7,039	13,525	6,486
Call - OTC EUR versus USD versus MXN F	GLM	0.0000	9/4/2015	80	6,996	10,789	3,793

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - OTC USD versus INR CDE	UAG	62.8000	9/16/2015	44	$4,620	$—	$(4,620)
Call - OTC EUR versus GBP CDE	HUB	0.0000	9/21/2015	63	10,590	37,139	26,549
Call - OTC NOK versus SEK	BRC	1.1000	10/16/2015	8,534	25,872	18,152	(7,720)
Call - OTC USD versus BRL	BRC	3.1500	10/26/2015	402	20,281	30,714	10,433
Put - OTC USD versus INR CDE	UAG	63.1000	10/26/2015	43	3,251	3,444	193
Put - OTC EUR versus USD CDE	HUB	1.0690	11/3/2015	41	3,687	60	(3,627)
Call - OTC USD versus JPY CG	DUB	120.1500	11/16/2015	51	4,575	6,869	2,294
Call - OTC EUR versus GBP CDE	HUB	0.0000	11/23/2015	72	11,191	30,374	19,183
Call - OTC USD versus JPY CDE	BRC	121.0000	12/4/2015	70	6,081	15,936	9,855
Put - OTC EUR versus NOK	BRC	8.7200	12/14/2015	1,288	25,955	48,180	22,225
Put - OTC EUR versus NOK	UAG	8.7200	12/18/2015	441	12,618	16,566	3,948
Put - OTC EUR versus NOK	DUB	8.7200	12/18/2015	315	8,780	11,833	3,053
Call - OTC USD versus CNH	FBF	6.4000	2/2/2016	417	11,491	2,496	(8,995)
Call - OTC USD versus CNH	FBF	7.4000	2/2/2016	417	2,611	197	(2,414)
Call - OTC USD versus CNH	BRC	6.5000	2/2/2016	417	9,105	1,641	(7,464)
Call - OTC USD versus CNH	BRC	7.5000	2/2/2016	417	2,466	170	(2,296)
Call - OTC USD versus ZAR G	GLM	12.0000	2/8/2016	652	4,127	1,650	(2,477)
Put - OTC EUR versus USD	DUB	1.0475	5/3/2016	1,086	22,136	27,611	5,475
Put - OTC EUR versus USD CDE	MSC	1.0700	5/3/2016	48	4,832	93	(4,739)
Put - OTC EUR versus USD CH	GLM	1.1200	5/17/2016	81	9,318	9,561	243
Put - OTC EUR versus USD CH	JPM	1.0875	5/27/2016	40	4,459	4,589	130
Put - OTC EUR versus USD	GLM	1.4250	4/17/2019	714	71,888	188,718	116,830

					$571,513	$1,216,214	$644,701

European Style Credit Default Swaptions

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Call - CDS USD CDX IG	JPM	1.0000	6/17/2015	302	$248	$982	$(734)

					$248	$982	$(734)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Put - 3-Month Euribor Interest Rate Future Option	98.8750	6/15/2015	60	$41,186	$—	$(41,186)
Call - 10-Year U.S. Treasury Future Option	128.0000	6/26/2015	36	15,187	23,062	7,875
Call - 5-Year U.S. Treasury Future Option	120.7500	6/26/2015	72	8,438	8,438	—
Call - 5-Year U.S. Treasury Future Option	120.2500	6/26/2015	53	8,163	12,836	4,673
Put - 30-Year U.S. Treasury Future Option	150.0000	6/26/2015	11	21,708	5,156	(16,552)
Put - 5-Year U.S. Treasury Future Option	119.2500	6/26/2015	36	11,812	11,812	—
Put - 5-Year U.S. Treasury Future Option	119.0000	6/26/2015	29	16,297	5,891	(10,406)
Call - Eurodollar Future Option	99.6250	9/14/2015	52	3,250	6,175	2,925
Put - Eurodollar Future Option	99.2500	9/14/2015	40	33,000	500	(32,500)
Put - 3-Month Euribor Interest Rate Future Option	99.6250	3/14/2016	160	70,291	12,081	(58,210)
Put - 3-Month Euribor Interest Rate Future Option	99.7500	6/13/2016	170	30,341	25,673	(4,668)
Put - 3-Month Euribor Interest Rate Future Option	100.0000	12/19/2016	9	3,954	4,819	865

				$263,627	$116,443	$(147,184)

Written options outstanding on May 31, 2015:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000s)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call - OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	1.75	7/24/2015	(1,400)	$(1,278)	$(8,540)	$7,262
Put - OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.25	7/24/2015	(1,400)	(15,412)	(14,980)	(432)
Call - OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.10	8/13/2015	(1,300)	(10,711)	(8,580)	(2,131)
Put - OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.60	8/13/2015	(1,300)	(4,799)	(10,140)	5,341
Call - OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.15	12/1/2015	(700)	(10,571)	(7,607)	(2,964)
Call - OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.30	12/1/2015	(3,600)	(76,183)	(14,580)	(61,603)
Call - OTC 10-Year IRS	MYC	3-Month USD-LIBOR	Receive	2.00	12/16/2015	(2,100)	(22,882)	(25,550)	2,668
Call - OTC 10-Year IRS	MYC	3-Month USD-LIBOR	Receive	1.75	1/6/2016	(1,600)	(9,565)	(18,040)	8,475
Put - OTC 2-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.50	2/4/2016	(200)	(335)	(400)	65
Put - OTC 2-Year IRS	CBK	3-Month USD-LIBOR	Receive	2.50	2/4/2016	(11,100)	(18,581)	(16,928)	(1,653)
Put - OTC 2-Year IRS	MYC	3-Month USD-LIBOR	Receive	2.50	2/18/2016	(11,100)	(19,902)	(23,310)	3,408
Put - OTC 5-Year IRS	CBK	3-Month USD-LIBOR	Receive	5.20	7/29/2016	(1,500)	(84)	(18,373)	18,289
Put - OTC 5-Year IRS	MYC	3-Month USD-LIBOR	Receive	3.55	10/27/2017	(5,900)	(54,575)	(101,293)	46,718
Put - OTC 5-Year IRS	DUB	3-Month USD-LIBOR	Receive	3.55	11/27/2017	(2,100)	(20,483)	(36,500)	16,017
Put - OTC 5-Year IRS	DUB	3-Month USD-LIBOR	Receive	3.46	11/27/2017	(1,300)	(13,891)	(23,730)	9,839
Put - OTC 5-Year IRS	DUB	3-Month USD-LIBOR	Receive	3.53	11/27/2017	(1,700)	(17,009)	(35,079)	18,070

							$(296,261)	$(363,630)	$67,369

European Style Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	(583)	$—	$(18,365)	$18,365
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	(399)	—	(12,768)	12,768
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.575	6/15/2015	(3,504)	—	(19,017)	19,017
Call- IRS GBP	JPM	6M GBP-LIBOR	Pay	3.250	6/16/2015	(701)	—	(21,611)	21,611
Call- IRS GBP	JPM	6M GBP-LIBOR	Pay	3.250	6/16/2015	(1,051)	—	(33,561)	33,561
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.600	7/1/2015	(419)	—	(11,927)	11,927
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.200	7/9/2015	(666)	(25,292)	(29,163)	3,871
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.200	7/13/2015	(666)	(26,645)	(35,162)	8,517
Call- IRS EUR	MSC	6M EUR-EURIBOR	Pay	0.650	7/15/2015	(1,940)	(6,665)	(11,240)	4,575
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.100	7/15/2015	(157)	(8,986)	(9,150)	164
Call- IRS GBP	JPM	6M GBP-LIBOR	Pay	2.100	7/15/2015	(313)	(18,904)	(17,487)	(1,417)
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	1.500	7/21/2015	(834)	(4,500)	(7,340)	2,840
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.100	8/7/2015	(519)	(21)	(14,410)	14,389
Put- IRS EUR	MSC	6M EUR-EURIBOR	Receive	0.670	8/12/2015	(2,235)	(7,537)	(7,038)	(499)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.400	8/13/2015	(676)	(2,506)	(7,279)	4,773
Put- IRS EUR	GLM	6M EUR-EURIBOR	Receive	0.710	8/14/2015	(2,287)	(10,567)	(6,116)	(4,451)
Call- IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.750	8/20/2015	(684)	(103)	(4,291)	4,188
Call- IRS GBP	UAG	6M GBP-LIBOR	Pay	1.800	8/24/2015	(1,715)	(9,020)	(21,996)	12,976
Put- IRS USD	FBF	3M USD-LIBOR	Pay	5.050	8/24/2015	(2,020)	—	(16,659)	16,659
Call- IRS USD	BRC	3M USD-LIBOR	Pay	2.000	8/25/2015	(2,702)	(8,176)	(23,503)	15,327
Call- IRS EUR	BNP	6M EUR-EURIBOR	Pay	0.600	8/26/2015	(2,026)	(15,780)	(11,586)	(4,194)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	3.200	8/28/2015	(1,503)	(120)	(23,705)	23,585
Call- IRS USD	UAG	3M USD-LIBOR	Pay	2.100	9/2/2015	(2,057)	(5,118)	(18,719)	13,601
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.250	9/17/2015	(657)	(35,645)	(37,302)	1,657
Put- IRS USD	FBF	3M USD-LIBOR	Pay	4.500	9/25/2015	(701)	(186)	(31,943)	31,757
Put- IRS USD	GLM	3M USD-LIBOR	Receive	3.000	10/1/2015	(726)	(66,227)	(23,813)	(42,414)
Put- IRS USD	GLM	3M USD-LIBOR	Receive	2.000	10/1/2015	(2,178)	(25,502)	(11,111)	(14,391)
Call- IRS EUR	BNP	6M EUR-EURIBOR	Pay	0.600	10/16/2015	(1,159)	(41,685)	(12,401)	(29,284)
Call- IRS EUR	BRC	6M EUR-EURIBOR	Pay	0.650	10/21/2015	(797)	(25,747)	(7,187)	(18,560)
Call- IRS GBP	GLM	6M GBP-LIBOR	Pay	3.250	11/5/2015	(707)	(457)	(7,788)	7,331
Call- IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.220	11/9/2015	(1,332)	(564)	(3,265)	2,701
Call- IRS USD	DUB	3M USD-LIBOR	Pay	3.050	12/2/2015	(1,351)	(5,115)	(22,688)	17,573
Call- IRS GBP	UAG	6M GBP-LIBOR	Pay	2.750	12/3/2015	(704)	(3,830)	(13,605)	9,775
Call- IRS USD	MSC	3M USD-LIBOR	Pay	3.100	12/3/2015	(1,013)	(3,403)	(16,157)	12,754
Put- IRS USD	DUB	3M USD-LIBOR	Pay	5.265	1/7/2016	(742)	(52)	(16,313)	16,261
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.400	2/11/2016	(757)	(15,818)	(19,143)	3,325
Call- IRS USD	DUB	3M USD-LIBOR	Pay	2.500	2/16/2016	(2,026)	(9,343)	(17,829)	8,486

Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call- IRS GBP	UAG	6M GBP-LIBOR	Pay	2.300	3/29/2016	(355)	$(32,673)	$(27,924)	$(4,749)
Call- IRS GBP	DUB	6M GBP-LIBOR	Pay	2.400	4/15/2016	(4,355)	(5,750)	(73,035)	67,285
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	1.350	4/20/2016	(11,672)	(24,739)	(25,678)	939
Call- IRS EUR	GLM	6M EUR-EURIBOR	Pay	1.550	4/22/2016	(405)	(21,226)	(5,726)	(15,500)
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	2.933	5/31/2016	(757)	(99,940)	(30,866)	(69,074)
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.928	6/2/2016	(757)	(99,476)	(30,834)	(68,642)
Call- IRS GBP	BRC	6M GBP-LIBOR	Pay	2.950	8/15/2016	(3,741)	(5,678)	(9,194)	3,516
Call- IRS GBP	MSC	6M GBP-LIBOR	Pay	2.300	11/4/2016	(3,527)	(18,686)	(44,031)	25,345
Call- IRS JPY	DUB	6M JPY-LIBOR	Pay	0.855	11/28/2016	(109,760)	(13,103)	(18,100)	4,997
Call- IRS USD	GLM	3M USD-LIBOR	Pay	4.600	2/13/2017	(419)	(2,453)	(2,930)	477
Call- IRS USD	BNP	3M USD-LIBOR	Pay	2.250	3/6/2017	(10,396)	(66,162)	(100,841)	34,679
Call- IRS USD	DUB	3M USD-LIBOR	Pay	2.250	3/6/2017	(3,461)	(22,023)	(33,567)	11,544
Call- IRS USD	DEU	3M USD-LIBOR	Pay	4.415	3/27/2017	(1,348)	(2,554)	(21,775)	19,221
Put- IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000	9/26/2017	(2,803)	(18,004)	(103,173)	85,169
Put- IRS GBP	GLM	6M GBP-LIBOR	Receive	2.400	10/30/2017	(667)	(129,558)	(48,733)	(80,825)
Put- IRS GBP	GLM	6M GBP-LIBOR	Receive	2.600	10/30/2017	(667)	(153,897)	(61,985)	(91,912)
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	2.400	10/30/2017	(664)	(128,878)	(48,902)	(79,976)
Put- IRS GBP	JPM	6M GBP-LIBOR	Receive	2.600	10/30/2017	(664)	(153,089)	(61,659)	(91,430)
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.400	10/30/2017	(1,282)	(249,093)	(93,696)	(155,397)
Put- IRS GBP	MSC	6M GBP-LIBOR	Receive	2.600	10/30/2017	(1,282)	(295,888)	(118,763)	(177,125)
Put- IRS EUR	DUB	6M EUR-EURIBOR	Receive	1.000	2/20/2018	(1,407)	(48,010)	(51,727)	3,717
Put- IRS EUR	JPM	6M EUR-EURIBOR	Receive	1.088	3/12/2018	(2,373)	(90,790)	(114,604)	23,814
Put- IRS EUR	JPM	6M EUR-EURIBOR	Receive	1.061	3/12/2018	(2,398)	(88,577)	(126,417)	37,840
Call- IRS USD	BNP	3M USD-LIBOR	Pay	4.290	5/8/2018	(2,904)	(6,940)	(25,551)	18,611
Put- IRS USD	DUB	3M USD-LIBOR	Pay	5.045	2/12/2019	(4,152)	(21,169)	(98,857)	77,688
Put- INT FLR JPY B	BRC	3M JPY-LIBOR	Receive	5.000	2/13/2019	(244,422)	(5,783)	(33,300)	27,517
Put- INT FLR JPY B	BRC	3M JPY-LIBOR	Receive	5.000	2/13/2019	(249,379)	(11,102)	(34,029)	22,927
Put- IRS USD	DEU	3M USD-LIBOR	Pay	5.135	3/5/2019	(5,515)	(27,084)	(118,065)	90,981
Call- INT FLR USD A	DUB	3M USD-LIBOR	Receive	1.000	8/15/2019	(5,000)	(23,536)	(22,500)	(1,036)
Call- INT FLR USD A	BRC	3M USD-LIBOR	Receive	1.000	8/15/2019	(10,000)	(47,496)	(45,770)	(1,726)
Call- INT FLR USD A	GLM	3M USD-LIBOR	Receive	1.000	8/15/2019	(28,000)	(131,804)	(89,600)	(42,204)
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.760	12/16/2020	(1,905)	(14,793)	(79,522)	64,729
Put- IRS EUR	DUB	6M EUR-EURIBOR	Pay	4.190	12/18/2023	(1,957)	(24,459)	(75,523)	51,064
Put- IRS EUR	DUB	6M EUR-EURIBOR	Receive	1.910	9/2/2024	(727)	(71,327)	(50,679)	(20,648)
Put- IRS EUR	JPM	6M EUR-EURIBOR	Receive	1.150	3/5/2025	(707)	(42,892)	(42,936)	44
Put- IRS EUR	DUB	6M EUR-EURIBOR	Receive	1.000	3/11/2025	(808)	(43,837)	(51,238)	7,401

							$(2,625,983)	$(2,644,368)	$18,385

European Style Credit Default Swaptions

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Put - CDS USD CDX.IG	JPM	1.0000	6/17/2015	(603)	$(3,000)	$(1,153)	$(1,847)

					$(3,000)	$(1,153)	$(1,847)

European Style Foreign Currency Option Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000s)	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Put - OTC USD versus EUR	HUB	0.786	5/29/2015	(690)	$(9,574)	$—	$9,574
Call - OTC AUD versus NZD	MSC	1.044	6/2/2015	(1,063)	(9,329)	(25,358)	(16,029)
Call - OTC EUR versus MXN	JPM	16.903	6/2/2015	(380)	(13,752)	(2,064)	11,688
Put - OTC AUD versus NZD	MSC	1.044	6/2/2015	(1,063)	(9,329)	(1)	9,328
Put - OTC EUR versus MXN	JPM	16.903	6/2/2015	(380)	(289)	(1,800)	(1,511)
Put - OTC USD versus PLN	HUB	3.295	6/4/2015	(471)	(7,669)	—	7,669
Call - OTC EUR versus EUR F	GLM	8.512	6/5/2015	(11)	(3,149)	(100)	3,049
Call - OTC EUR versus EUR F	UAG	8.512	6/5/2015	(18)	(5,404)	(135)	5,269
Call - OTC EUR versus EUR F	BRC	0.000	6/5/2015	(113)	(16,916)	(1,079)	15,837
Call - OTC AUD versus JPY	JPM	95.060	6/9/2015	(565)	(4,154)	(2,827)	1,327
Call - OTC CAD versus JPY	RBS	98.200	6/9/2015	(998)	(11,315)	(13,209)	(1,894)
Call - OTC EUR versus GBP	BRC	0.719	6/9/2015	(808)	(18,681)	(5,976)	12,705
Put - OTC AUD versus JPY	JPM	95.060	6/9/2015	(565)	(8,785)	(3,571)	5,214
Put - OTC CAD versus JPY	RBS	98.200	6/9/2015	(998)	(2,409)	(1,538)	871
Put - OTC EUR versus GBP	BRC	0.719	6/9/2015	(808)	(17,113)	(6,242)	10,871
Call - OTC AUD versus NZD	HUB	1.080	6/10/2015	(739)	(5,503)	(3,546)	1,957
Put - OTC AUD versus NZD	HUB	1.080	6/10/2015	(739)	(5,503)	(4,647)	856
Put - OTC USD versus GBP	BRC	0.637	6/10/2015	(645)	(13,560)	(176)	13,384
Put - OTC AUD versus USD	BRC	0.860	6/29/2015	(1,435)	(17,176)	(137,222)	(120,046)
Put - OTC AUD versus USD	GLM	0.860	6/29/2015	(1,435)	(16,731)	(137,222)	(120,491)
Put - OTC AUD versus USD	UAG	0.900	6/29/2015	(1,435)	(49,704)	(194,538)	(144,834)
Put - OTC AUD versus USD	JPM	0.900	6/29/2015	(1,435)	(53,686)	(194,538)	(140,852)
Put - OTC EUR versus USD	DUB	1.048	7/2/2015	(1,086)	(3,992)	(2,868)	1,124
Put - OTC USD versus CLP	GLM	580.000	7/29/2015	(690)	(2,020)	(606)	1,414
Call - OTC EUR versus SEK CDE	BRC	0.000	8/6/2015	(13)	(5,464)	(7,005)	(1,541)
Call - OTC EUR versus USD	BOA	1.150	8/10/2015	(900)	(12,217)	(4,734)	7,483
Put - OTC EUR versus USD	BOA	1.074	8/10/2015	(900)	(6,967)	(11,693)	(4,726)
Put - OTC USD versus JPY	JPM	117.000	8/14/2015	(745)	(5,690)	(1,407)	4,283
Put - OTC USD versus JPY	MSC	116.800	8/17/2015	(745)	(4,878)	(1,405)	3,473
Call - OTC USD versus JPY	BOA	127.500	8/24/2015	(700)	(2,590)	(5,430)	(2,840)
Put - OTC USD versus JPY	BOA	117.500	8/24/2015	(700)	(3,364)	(1,919)	1,445
Call - OTC USD versus BRL	BOA	3.620	9/10/2015	(50)	(1,065)	(597)	468
Call - OTC USD versus BRL	FBF	3.620	9/10/2015	(193)	(4,294)	(2,305)	1,989
Call - OTC EUR versus GBP CDE	DUB	0.000	9/21/2015	(31)	(13,586)	(13,229)	357
Call - OTC NOK versus SEK	BRC	1.140	10/16/2015	(8,534)	(12,353)	(6,531)	5,822
Put - OTC NOK versus SEK	BRC	1.036	10/16/2015	(8,534)	(13,519)	(5,670)	7,849
Call - OTC USD versus BRL	BRC	3.300	10/26/2015	(402)	(13,427)	(20,393)	(6,966)
Put - OTC USD versus BRL	BRC	2.920	10/26/2015	(402)	(6,171)	(1,629)	4,542
Call - OTC EUR versus GBP CDE	DUB	0.000	11/23/2015	(18)	(6,938)	(5,492)	1,446
Call - OTC EUR versus NOK	GLM	10.000	12/14/2015	(1,288)	(18,876)	(2,616)	16,260
Put - OTC EUR versus NOK	BRC	8.250	12/14/2015	(1,288)	(8,732)	(12,589)	(3,857)
Call - OTC EUR versus NOK	BRC	10.000	12/18/2015	(438)	(10,327)	(923)	9,404
Put - OTC EUR versus NOK	DUB	8.250	12/18/2015	(315)	(3,172)	(3,130)	42
Put - OTC EUR versus NOK	UAG	8.250	12/18/2015	(441)	(4,007)	(4,382)	(375)
Call - OTC EUR versus NOK	BRC	10.000	12/21/2015	(315)	(7,031)	(682)	6,349
Call - OTC USD versus CNH	FBF	6.900	2/2/2016	(833)	(8,959)	(1,014)	7,945
Call - OTC USD versus CNH	BRC	7.000	2/2/2016	(833)	(8,380)	(813)	7,567
Call - OTC USD versus BRL	BOA	3.960	3/10/2016	(243)	(7,776)	(6,390)	1,386
Put - OTC EUR versus USD	GLM	1.200	4/17/2019	(714)	(24,053)	(76,816)	(52,763)
Call - OTC EUR versus USD	GLM	1.565	4/19/2019	(714)	(47,835)	(5,859)	41,976

					$(567,414)	$(943,916)	$(376,502)

Options on Exchange-Traded Futures Contracts:

Description	Currency	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - 3-Month Euribor Interest Rate Future Option	EUR	98.6250	6/15/2015	60	$(32,125)	$—	$32,125
Put - 3-Month Euribor Interest Rate Future Option	EUR	99.3750	3/14/2016	160	(46,129)	(7,688)	38,441
Put - 3-Month Euribor Interest Rate Future Option	EUR	99.6250	6/13/2016	170	(21,005)	(18,671)	2,334
Put - 3-Month Euribor Interest Rate Future Option	EUR	99.7500	12/19/2016	9	(2,224)	(2,965)	(741)
Put - 30-Year U.S. Treasury Future Option	USD	147.0000	6/26/2015	22	(24,750)	(4,125)	20,625
Put - 10-Year U.S. Treasury Future Option	USD	124.5000	6/26/2015	36	(7,313.00)	(2,813)	4,500
Call - 10-Year U.S. Treasury Future Option	USD	129.0000	6/26/2015	36	(7,312.00)	(11,250)	(3,938)
Put - 5-Year U.S. Treasury Future Option	USD	118.0000	6/26/2015	111	(22,788)	(6,070)	16,718
Call - Eurodollar Future Option	EUR	99.6250	9/14/2015	52	(9,650)	(6,175)	3,475
Put - 5-Year U.S. Treasury Future Option	USD	118.2500	6/26/2015	144	(16,875)	(11,250)	5,625
Put - Eurodollar Future Option	EUR	99.0000	9/14/2015	40	(25,000)	(250)	24,750

					$(215,171)	$(71,257)	$143,914

A	Floor Transaction - A transaction in which one party pays a single or periodic amount and the other party pays periodic amounts of the same currency based on the excess, if any, of a specified per annum rate (in the case of an interest rate floor) or a specified price (in the case of a commodity floor) over a specified floating rate (in the case of an interest rate floor) or commodity price (in the case of a commodity floor).
B	Cap Transaction - A transaction in which one party pays a single or periodic fixed amount and the other party pays periodic amounts of the same currency based on the excess, if any, of a specified floating rate (in the case of an interest rate cap) or commodity price (in the case of a commodity cap) in each case that is reset periodically over a specified per annum rate (in the case of an interest rate cap) or commodity price (in the case of a commodity cap).
C	Digital Option - An option whose payout is fixed after the underlying stock exceeds the predetermined threshold or strike price.
D	Knock-Out Option - An option with a built in mechanism to expire worthless, should a specified price level be exceeded.
E	Double Barrier Option - An option with two distinct triggers that define the allowable range for the price fluctuation of the underlying asset.
F	Dual Digital Option - An option in which two conditions that involve a different currency pair must be met for the payout to be received.
G	Up-and-Out Option - A type of barrier option that becomes worthless if the price of the underlying asset increases beyond a specified price level (the “knock out” price).
H	Down-and-Out Option - A type of knock-out barrier option that ceases to exist when the price of the underlying security hits a specific barrier price level.

Forward Currency Contracts Open at May 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	INR	402,841	8/6/2015	HUB	$4,441	$—	$4,441
Buy	KRW	276,826	8/12/2015	HUB	—	(3,174)	(3,174)
Buy	TRY	133,292	8/6/2015	HUB	3,192	—	3,192
Buy	EUR	245,581	8/6/2015	HUB	—	(8,488)	(8,488)
Buy	CLP	201,654	8/6/2015	HUB	—	(3,446)	(3,446)
Buy	KRW	190,074	7/1/2015	HUB	—	(2,926)	(2,926)
Buy	KRW	189,791	6/16/2015	HUB	—	(2,209)	(2,209)
Buy	KRW	187,094	7/1/2015	HUB	—	(2,906)	(2,906)
Buy	CLP	736,774	7/24/2015	HUB	—	(8,226)	(8,226)
Buy	KRW	189,912	6/16/2015	HUB	—	(2,088)	(2,088)
Buy	MXN	144,460	8/13/2015	HUB	—	(540)	(540)
Buy	MXN	156,134	8/6/2015	HUB	—	(466)	(466)
Buy	MXN	367,974	8/13/2015	HUB	—	(2,526)	(2,526)
Buy	MXN	1,573,202	8/13/2015	HUB	—	(10,798)	(10,798)
Buy	SGD	450,110	8/12/2015	HUB	—	(7,390)	(7,390)
Buy	BRL	89,988	7/2/2015	HUB	—	(3,312)	(3,312)
Buy	EUR	234,110	8/12/2015	HUB	—	(7,690)	(7,690)
Buy	AUD	225,638	8/12/2015	HUB	—	(9,462)	(9,462)
Buy	AUD	69,102	8/6/2015	HUB	—	(2,898)	(2,898)
Buy	INR	192,248	6/11/2015	HUB	—	(752)	(752)
Buy	EUR	120,274	6/9/2015	HUB	4,331	—	4,331
Buy	INR	277,952	7/24/2015	HUB	—	(4,548)	(4,548)
Buy	CAD	277,349	7/15/2015	HUB	—	(151)	(151)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	554,433	7/15/2015	HUB	$—	$(567)	$(567)
Buy	CAD	832,150	7/15/2015	HUB	—	(850)	(850)
Buy	EUR	118,077	6/9/2015	HUB	1,160	—	1,160
Buy	INR	191,991	6/11/2015	HUB	—	(1,009)	(1,009)
Buy	CLP	182,819	7/31/2015	HUB	3,319	—	3,319
Buy	INR	131,344	9/21/2015	HUB	—	(656)	(656)
Buy	EUR	197,147	6/3/2015	HUB	689	—	689
Buy	ZAR	35,754	6/3/2015	HUB	—	(746)	(746)
Buy	INR	189,016	6/11/2015	HUB	—	(2,984)	(2,984)
Buy	BRL	73,612	6/2/2015	HUB	—	(88)	(88)
Buy	CLP	43,131	6/3/2015	HUB	—	(369)	(369)
Buy	TRY	43,132	6/3/2015	HUB	—	(868)	(868)
Buy	AUD	65,789	6/3/2015	HUB	689	—	689
Buy	TRY	103,600	6/3/2015	HUB	—	(2,200)	(2,200)
Buy	MXN	52,811	6/3/2015	HUB	—	(1,689)	(1,689)
Buy	CLP	166,378	6/3/2015	HUB	—	(1,422)	(1,422)
Buy	MXN	117,000	6/3/2015	HUB	—	(3,700)	(3,700)
Buy	BRL	20,975	6/2/2015	HUB	—	(25)	(25)
Buy	NZD	54,135	6/3/2015	HUB	—	(3,065)	(3,065)
Buy	AUD	19,706	6/3/2015	HUB	206	—	206
Buy	ZAR	95,986	6/3/2015	HUB	—	(2,014)	(2,014)
Buy	KRW	215,032	6/3/2015	HUB	—	(3,068)	(3,068)
Buy	NZD	15,616	6/3/2015	HUB	—	(884)	(884)
Buy	EUR	71,940	6/3/2015	HUB	254	—	254
Buy	INR	319,969	6/3/2015	HUB	—	(4,931)	(4,931)
Buy	INR	192,608	8/13/2015	HUB	—	(3,892)	(3,892)
Buy	INR	202,716	6/22/2015	HUB	—	(1,034)	(1,034)
Buy	INR	202,716	6/22/2015	HUB	—	(1,034)	(1,034)
Buy	MXN	143,385	8/13/2015	HUB	885	—	885
Buy	MXN	154,406	8/13/2015	HUB	906	—	906
Buy	EUR	1,098,921	7/14/2015	HUB	24,884	—	24,884
Buy	INR	406,766	6/22/2015	HUB	—	(734)	(734)
Buy	MXN	77,559	8/13/2015	HUB	559	—	559
Buy	CLP	154,138	6/16/2015	HUB	638	—	638
Buy	KRW	375,737	6/16/2015	HUB	—	(8,263)	(8,263)
Buy	CLP	154,039	6/16/2015	HUB	539	—	539
Buy	MXN	77,545	8/13/2015	HUB	545	—	545
Buy	EUR	190,625	6/30/2015	HUB	1,620	—	1,620
Buy	MXN	184,421	8/13/2015	HUB	—	(1,579)	(1,579)
Buy	MXN	147,844	8/13/2015	HUB	—	(156)	(156)
Buy	MXN	184,344	8/13/2015	HUB	—	(656)	(656)
Buy	EUR	25,285	8/10/2015	HUB	—	(58)	(58)
Buy	MXN	184,296	8/13/2015	HUB	—	(1,704)	(1,704)
Buy	AUD	179,424	8/13/2015	HUB	—	(6,076)	(6,076)
Buy	KRW	368,472	6/22/2015	HUB	—	(4,528)	(4,528)
Buy	CLP	325,416	6/30/2015	HUB	—	(5,084)	(5,084)
Buy	INR	144,224	6/22/2015	HUB	—	(776)	(776)
Buy	SGD	459,899	6/22/2015	HUB	—	(4,101)	(4,101)
Buy	BRL	148,882	6/29/2015	HUB	—	(5,618)	(5,618)
Buy	KRW	363,538	6/29/2015	HUB	—	(4,462)	(4,462)
Buy	AUD	233,038	6/26/2015	HUB	—	(5,462)	(5,462)
Buy	EUR	145,859	8/13/2015	HUB	859	—	859
Buy	AUD	185,450	8/13/2015	HUB	—	(2,267)	(2,267)
Buy	EUR	243,833	6/26/2015	HUB	—	(1,167)	(1,167)
Buy	EUR	1,649	8/11/2015	HUB	9	—	9
Buy	KRW	254,863	8/13/2015	HUB	—	(637)	(637)
Buy	AUD	148,725	8/13/2015	HUB	225	—	225
Buy	AUD	148,349	8/13/2015	HUB	—	(651)	(651)
Buy	INR	375,586	6/22/2015	HUB	—	(1,414)	(1,414)
Buy	INR	193,495	6/29/2015	HUB	495	—	495
Buy	CLP	318,294	6/22/2015	HUB	5,494	—	5,494
Buy	NZD	127,575	8/13/2015	HUB	—	(4,729)	(4,729)
Buy	NZD	127,575	8/13/2015	HUB	—	(4,703)	(4,703)
Buy	KRW	191,377	6/15/2015	HUB	—	(1,623)	(1,623)
Buy	EUR	257,072	6/23/2015	HUB	—	(10,347)	(10,347)
Buy	GBP	35,899	8/13/2015	HUB	—	(1,229)	(1,229)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	NZD	127,575	8/13/2015	HUB	$—	$(4,698)	$(4,698)
Buy	INR	192,308	6/11/2015	HUB	—	(692)	(692)
Buy	CLP	358,377	6/22/2015	HUB	15,477	—	15,477
Buy	EUR	424,650	2/20/2019	BRC	—	(65,545)	(65,545)
Buy	EUR	208,408	4/23/2019	GST	—	(31,647)	(31,647)
Buy	INR	192,021	6/11/2015	HUB	—	(979)	(979)
Buy	KRW	276,996	6/29/2015	HUB	—	(1,304)	(1,304)
Buy	NZD	3,003,134	7/16/2015	CBK	—	(173,295)	(173,295)
Buy	CLP	4,364,484	6/22/2015	HUS	49,005	—	49,005
Buy	CLP	681,396	6/22/2015	HUS	3,920	—	3,920
Buy	CLP	1,409,552	8/10/2015	HUS	—	(10,231)	(10,231)
Buy	NOK	2,390,333	7/20/2015	HUS	5,534	—	5,534
Buy	SEK	2,406,552	7/20/2015	HUS	33,444	—	33,444
Buy	GBP	4,890,383	6/15/2015	HUS	—	(140,055)	(140,055)
Buy	INR	3,739,972	8/28/2015	HUS	2,373	—	2,373
Buy	CLP	347,162	9/28/2015	HUS	—	(3,075)	(3,075)
Buy	MXN	1,481,914	7/7/2015	DUB	—	(16,729)	(16,729)
Buy	EUR	448,106	6/2/2015	DUB	—	(8,426)	(8,426)
Buy	AUD	66,516	6/2/2015	DUB	—	(1,910)	(1,910)
Buy	EUR	77,979	6/2/2015	CBK	—	(1,911)	(1,911)
Buy	EUR	65,898	6/2/2015	GLM	—	(918)	(918)
Buy	CAD	188,160	6/2/2015	GLM	—	(5,255)	(5,255)
Buy	EUR	61,505	6/2/2015	GLM	—	(913)	(913)
Buy	EUR	56,013	6/2/2015	GLM	—	(1,244)	(1,244)
Buy	EUR	97,749	6/2/2015	BOA	—	(2,940)	(2,940)
Buy	EUR	195,497	6/2/2015	CBK	—	(4,240)	(4,240)
Buy	EUR	47,227	6/2/2015	GLM	—	(804)	(804)
Buy	BRL	1,682,933	7/2/2015	DUB	—	(71,067)	(71,067)
Buy	EUR	115,322	6/2/2015	DUB	—	(2,549)	(2,549)
Buy	JPY	663,098	6/3/2015	DUB	—	(29,234)	(29,234)
Buy	BRL	1,701,181	6/2/2015	DUB	—	(30,047)	(30,047)
Buy	CNY	133,466	4/7/2016	CBK	—	(6,534)	(6,534)
Buy	INR	1,287,077	6/26/2015	GLM	—	(19,273)	(19,273)
Buy	MXN	244,256	6/9/2015	BOA	—	(2,258)	(2,258)
Buy	MXN	248,721	6/11/2015	DUB	—	(1,778)	(1,778)
Buy	EUR	684,241	6/2/2015	DUB	364	—	364
Buy	EUR	325,097	6/2/2015	CBK	2,403	—	2,403
Buy	JPY	2,619,980	6/3/2015	BOA	—	(8,775)	(8,775)
Buy	EUR	6,326,208	6/2/2015	GLM	32,141	—	32,141
Buy	GBP	703,064	6/2/2015	CBK	—	(4,089)	(4,089)
Buy	BRL	1,546,786	7/2/2015	DUB	—	(4,214)	(4,214)
Buy	BRL	1,289,944	6/2/2015	GLM	—	(261,056)	(261,056)
Buy	MXN	243,754	7/7/2015	FBF	—	(1,143)	(1,143)
Buy	NZD	160,131	8/13/2015	HUB	—	(1,526)	(1,526)
Buy	NZD	159,946	8/13/2015	HUB	—	(1,524)	(1,524)
Buy	NZD	199,907	8/13/2015	HUB	—	(1,905)	(1,905)
Buy	EUR	244,702	8/6/2015	HUB	1,656	—	1,656
Buy	JPY	148,943	6/11/2015	HUB	—	(4,693)	(4,693)
Buy	EUR	444,555	2/25/2019	MSC	2,486	—	2,486
Buy	EUR	354,775	12/16/2015	FBF	—	(18,342)	(18,342)
Buy	CAD	494,365	2/25/2019	DUB	—	(54,253)	(54,253)
Buy	NOK	293,299	10/20/2015	HUB	14,242	—	14,242
Buy	SEK	279,874	10/20/2015	HUB	5,653	—	5,653
Buy	SEK	126,471	10/20/2015	HUB	2,066	—	2,066
Buy	EUR	142,130	12/16/2015	HUB	2,881	—	2,881
Buy	EUR	402,468	3/14/2019	DUB	—	(38,373)	(38,373)
Buy	EUR	413,487	3/12/2019	DUB	—	(39,475)	(39,475)
Buy	EUR	206,743	3/12/2019	DUB	4,100	—	4,100
Buy	GBP	467,931	3/14/2019	DUB	—	(36,225)	(36,225)
Buy	EUR	34,048	6/3/2015	HUB	—	(1,151)	(1,151)
Buy	EUR	37,892	6/3/2015	HUB	—	(1,281)	(1,281)
Buy	AUD	154,364	6/11/2015	HUB	1,309	—	1,309
Buy	PLN	136,669	6/3/2015	HUB	—	(703)	(703)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	HUF	551,469	7/24/2015	HUB	$—	$(5,240)	$(5,240)
Buy	EUR	211,085	8/13/2015	HUB	4,848	—	4,848
Buy	EUR	211,085	8/13/2015	HUB	4,848	—	4,848
Buy	EUR	211,085	8/13/2015	HUB	5,184	—	5,184
Buy	HUF	206,148	8/13/2015	HUB	—	(528)	(528)
Buy	HUF	203,418	8/13/2015	HUB	—	(2,907)	(2,907)
Buy	NOK	131,324	10/20/2015	HUB	332	—	332
Buy	GBP	478,965	3/12/2019	DUB	—	(37,932)	(37,932)
Buy	CAD	235,017	3/12/2019	DUB	—	(26,258)	(26,258)
Buy	SEK	428,600	10/20/2015	HUB	—	(5,326)	(5,326)
Buy	SEK	163,660	8/13/2015	HUB	351	—	351
Buy	SEK	406,072	8/13/2015	HUB	870	—	870
Buy	CAD	156,342	6/1/2015	HUB	—	(5,276)	(5,276)
Buy	CAD	156,309	6/1/2015	HUB	—	(5,275)	(5,275)
Buy	MXN	145,185	8/13/2015	HUB	—	(2,574)	(2,574)
Buy	SEK	204,867	8/13/2015	HUB	440	—	440
Buy	SEK	204,578	8/13/2015	HUB	438	—	438
Buy	EUR	611,818	8/13/2015	HUB	—	(8,679)	(8,679)
Buy	EUR	122,034	8/13/2015	HUB	—	(1,731)	(1,731)
Buy	CAD	156,680	6/1/2015	HUB	—	(6,167)	(6,167)
Buy	EUR	81,906	8/13/2015	HUB	—	(1,162)	(1,162)
Buy	AUD	309,643	6/1/2015	HUB	—	(7,675)	(7,675)
Buy	MXN	205,629	8/13/2015	HUB	850	—	850
Buy	AUD	154,821	6/1/2015	HUB	—	(3,838)	(3,838)
Buy	EUR	178,653	8/13/2015	HUB	—	(2,721)	(2,721)
Buy	EUR	196,793	8/13/2015	HUB	—	(3,463)	(3,463)
Buy	EUR	99,837	6/3/2015	HUB	—	(2,530)	(2,530)
Buy	EUR	97,311	6/3/2015	HUB	—	(2,466)	(2,466)
Buy	PLN	126,548	8/6/2015	HUB	—	(5,496)	(5,496)
Buy	HUF	117,244	8/6/2015	HUB	—	(5,340)	(5,340)
Buy	MXN	181,058	8/13/2015	HUB	748	—	748
Buy	EUR	81,356	8/13/2015	HUB	—	(1,154)	(1,154)
Buy	EUR	81,356	8/13/2015	HUB	—	(1,154)	(1,154)
Buy	MXN	147,067	8/13/2015	HUB	—	(2,935)	(2,935)
Buy	AUD	141,658	8/13/2015	HUB	—	(5,049)	(5,049)
Buy	AUD	140,896	8/13/2015	HUB	—	(5,023)	(5,023)
Buy	HUF	32,968	6/3/2015	HUB	—	(853)	(853)
Buy	HUF	203,574	8/13/2015	HUB	—	(2,909)	(2,909)
Buy	HUF	94,226	6/3/2015	HUB	—	(2,437)	(2,437)
Buy	EUR	237,446	8/6/2015	HUB	1,606	—	1,606
Buy	BRL	19,666	6/2/2015	HUB	—	(46)	(46)
Buy	BRL	71,148	6/2/2015	HUB	—	(167)	(167)
Buy	NZD	64,740	8/6/2015	HUB	—	(3,660)	(3,660)
Buy	EUR	9,894	8/11/2015	HUB	—	(282)	(282)
Buy	KRW	212,581	8/6/2015	HUB	—	(2,819)	(2,819)
Buy	KRW	190,031	7/1/2015	HUB	—	(2,969)	(2,969)
Buy	ZAR	125,581	8/6/2015	HUB	—	(119)	(119)
Buy	EUR	242,321	6/29/2015	HUB	221	—	221
Buy	EUR	14,292	8/11/2015	HUB	21	—	21
Sell	EUR	21,910,783	8/12/2015	CBK	658,647	—	658,647
Sell	AUD	2,056,210	8/14/2015	HUS	67,610	—	67,610
Sell	JPY	17,645,616	6/9/2015	CBK	691,485	—	691,485
Sell	NZD	8,839,813	7/16/2015	CBK	387,563	—	387,563
Sell	GBP	4,890,383	6/15/2015	HUS	—	(124,303)	(124,303)
Sell	GBP	703,064	6/2/2015	BOA	—	(5,141)	(5,141)
Sell	EUR	8,500,842	6/2/2015	CBK	—	(107,911)	(107,911)
Sell	JPY	3,283,078	6/3/2015	CBK	137,936	—	137,936
Sell	AUD	30,582	6/2/2015	GLM	1,031	—	1,031
Sell	BRL	1,288,539	7/2/2015	FBF	231,956	—	231,956
Sell	CNY	133,466	4/7/2016	BCC	—	(2,345)	(2,345)
Sell	BRL	1,529,817	7/2/2015	DUB	286,368	—	286,368
Sell	MXN	53,048	7/7/2015	BOA	—	(345)	(345)
Sell	AUD	662,865	6/2/2015	CBK	19,536	—	19,536
Sell	INR	1,261,267	6/26/2015	BOA	11,439	—	11,439
Sell	SGD	4,448	6/26/2015	BRC	—	(43)	(43)
Sell	KRW	645,127	7/24/2015	DUB	16,055	—	16,055

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	CHF	106,434	6/12/2015	DUB	$959	$—	$959
Sell	BRL	1,701,181	6/2/2015	DUB	70,216	—	70,216
Sell	MXN	473,082	7/7/2015	BOA	4,918	—	4,918
Sell	MXN	174,365	7/7/2015	BRC	1,224	—	1,224
Sell	CAD	311,187	6/2/2015	CBK	1,982	—	1,982
Sell	JPY	2,621,094	7/2/2015	BOA	8,792	—	8,792
Sell	KRW	115,232	7/1/2015	BOA	—	(232)	(232)
Sell	KRW	330,817	7/24/2015	BOA	—	(817)	(817)
Sell	GBP	702,908	7/2/2015	CBK	4,098	—	4,098
Sell	EUR	6,328,685	7/2/2015	GLM	—	(32,129)	(32,129)
Sell	SGD	323,182	6/26/2015	BOA	—	(1,182)	(1,182)
Sell	BRL	1,289,944	6/2/2015	GLM	3,044	—	3,044
Sell	MXN	244,256	6/9/2015	FBF	1,149	—	1,149
Sell	EUR	160,513	8/13/2015	HUB	1,144	—	1,144
Sell	EUR	160,513	8/13/2015	HUB	957	—	957
Sell	EUR	200,641	8/13/2015	HUB	1,171	—	1,171
Sell	PLN	245,705	8/6/2015	HUB	—	(2,659)	(2,659)
Sell	AUD	154,364	6/11/2015	HUB	—	(728)	(728)
Sell	CAD	460,368	2/25/2019	MSC	—	(18,299)	(18,299)
Sell	NOK	369,400	12/16/2015	FBF	3,717	—	3,717
Sell	EUR	444,555	2/25/2019	DUB	104,063	—	104,063
Sell	SEK	283,657	10/20/2015	HUB	—	(4,600)	(4,600)
Sell	NOK	289,388	10/20/2015	HUB	—	(15,167)	(15,167)
Sell	NOK	129,465	10/20/2015	HUB	—	(5,060)	(5,060)
Sell	NOK	143,852	12/16/2015	HUB	—	(4,603)	(4,603)
Sell	GBP	448,812	3/14/2019	DUB	—	(7,971)	(7,971)
Sell	GBP	460,446	3/12/2019	DUB	—	(7,484)	(7,484)
Sell	CAD	216,068	3/12/2019	DUB	—	(13,425)	(13,425)
Sell	EUR	402,468	3/14/2019	DUB	101,688	—	101,688
Sell	HUF	33,768	6/3/2015	HUB	1,431	—	1,431
Sell	PLN	38,659	6/3/2015	HUB	514	—	514
Sell	JPY	146,916	6/11/2015	HUB	6,139	—	6,139
Sell	EUR	137,728	6/3/2015	HUB	—	(356)	(356)
Sell	PLN	553,970	7/24/2015	HUB	2,739	—	2,739
Sell	PLN	204,931	8/13/2015	HUB	1,306	—	1,306
Sell	PLN	204,562	8/13/2015	HUB	1,675	—	1,675
Sell	PLN	205,640	8/13/2015	HUB	261	—	261
Sell	EUR	211,085	8/13/2015	HUB	—	(4,409)	(4,409)
Sell	EUR	211,085	8/13/2015	HUB	—	(4,760)	(4,760)
Sell	SEK	128,285	10/20/2015	HUB	2,707	—	2,707
Sell	EUR	413,487	3/12/2019	DUB	103,410	—	103,410
Sell	EUR	206,743	3/12/2019	DUB	54,532	—	54,532
Sell	NOK	424,623	10/20/2015	HUB	9,303	—	9,303
Sell	EUR	163,261	8/13/2015	HUB	48	—	48
Sell	EUR	406,230	8/13/2015	HUB	—	(1,028)	(1,028)
Sell	AUD	154,821	6/1/2015	HUB	6,797	—	6,797
Sell	AUD	154,821	6/1/2015	HUB	6,763	—	6,763
Sell	AUD	140,896	8/13/2015	HUB	6,863	—	6,863
Sell	EUR	204,489	8/13/2015	HUB	—	(62)	(62)
Sell	EUR	204,489	8/13/2015	HUB	—	(349)	(349)
Sell	SEK	607,274	8/13/2015	HUB	13,223	—	13,223
Sell	SEK	121,395	8/13/2015	HUB	2,370	—	2,370
Sell	AUD	154,821	6/1/2015	HUB	8,026	—	8,026
Sell	SEK	81,647	8/13/2015	HUB	1,421	—	1,421
Sell	CAD	309,868	6/1/2015	HUB	7,450	—	7,450
Sell	EUR	198,992	8/13/2015	HUB	5,787	—	5,787
Sell	CAD	154,925	6/1/2015	HUB	3,734	—	3,734
Sell	MXN	182,047	8/13/2015	HUB	—	(673)	(673)
Sell	MXN	200,108	8/13/2015	HUB	148	—	148
Sell	PLN	98,971	6/3/2015	HUB	3,396	—	3,396
Sell	HUF	96,750	6/3/2015	HUB	3,027	—	3,027
Sell	EUR	127,627	8/6/2015	HUB	4,417	—	4,417
Sell	EUR	117,954	8/6/2015	HUB	4,630	—	4,630
Sell	EUR	176,454	8/13/2015	HUB	3,856	—	3,856
Sell	SEK	81,114	8/13/2015	HUB	1,396	—	1,396
Sell	SEK	80,644	8/13/2015	HUB	1,866	—	1,866

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	AUD	141,658	8/13/2015	HUB	$8,344	$—	$8,344
Sell	MXN	145,710	8/13/2015	HUB	997	—	997
Sell	MXN	144,863	8/13/2015	HUB	1,056	—	1,056
Sell	EUR	34,048	6/3/2015	HUB	—	(227)	(227)
Sell	EUR	211,085	8/13/2015	HUB	—	(4,602)	(4,602)
Sell	EUR	97,311	6/3/2015	HUB	—	(648)	(648)
Sell	HUF	237,130	8/6/2015	HUB	—	(1,290)	(1,290)
Sell	BRL	20,975	6/2/2015	HUB	49	—	49
Sell	BRL	73,612	6/2/2015	HUB	174	—	174
Sell	CLP	394,206	8/6/2015	HUB	794	—	794
Sell	TRY	261,748	8/6/2015	HUB	1,652	—	1,652
Sell	MXN	149,864	8/13/2015	HUB	636	—	636
Sell	NZD	130,379	8/6/2015	HUB	2,821	—	2,821
Sell	INR	284,873	8/6/2015	HUB	127	—	127
Sell	BRL	1,396,258	6/19/2015	HUB	121,463	—	121,463
Sell	AUD	143,491	8/13/2015	HUB	4,509	—	4,509
Sell	AUD	178,300	8/13/2015	HUB	6,700	—	6,700
Sell	AUD	177,951	8/13/2015	HUB	8,049	—	8,049
Sell	BRL	71,148	6/2/2015	HUB	2,552	—	2,552
Sell	MXN	120,366	6/3/2015	HUB	334	—	334
Sell	NZD	54,136	6/3/2015	HUB	3,064	—	3,064
Sell	AUD	62,481	6/3/2015	HUB	2,619	—	2,619
Sell	EUR	192,218	6/9/2015	HUB	—	(4,168)	(4,168)
Sell	CLP	331,522	6/22/2015	HUB	—	(5,722)	(5,722)
Sell	EUR	257,072	6/23/2015	HUB	—	(2,207)	(2,207)
Sell	CLP	176,438	7/31/2015	HUB	3,062	—	3,062
Sell	AUD	176,797	8/13/2015	HUB	9,203	—	9,203
Sell	GBP	846,666	6/12/2015	HUB	—	(10,253)	(10,253)
Sell	KRW	192,542	7/1/2015	HUB	—	(542)	(542)
Sell	BRL	19,666	6/2/2015	HUB	1,334	—	1,334
Sell	INR	84,202	6/3/2015	HUB	798	—	798
Sell	CLP	44,050	6/3/2015	HUB	—	(550)	(550)
Sell	KRW	53,769	6/3/2015	HUB	—	(269)	(269)
Sell	GBP	183,315	8/11/2015	HUB	1,337	—	1,337
Sell	MXN	185,948	8/13/2015	HUB	1,552	—	1,552
Sell	CNY	6,908	8/11/2015	HUB	66	—	66
Sell	JPY	145,566	8/11/2015	HUB	6,490	—	6,490
Sell	GBP	1,645,993	8/13/2015	HUB	—	(17,594)	(17,594)
Sell	MXN	143,054	8/13/2015	HUB	1,946	—	1,946
Sell	CLP	165,061	6/3/2015	HUB	2,739	—	2,739
Sell	CLP	151,472	6/16/2015	HUB	2,028	—	2,028
Sell	MXN	71,031	8/13/2015	HUB	969	—	969
Sell	MXN	71,528	8/13/2015	HUB	972	—	972
Sell	CLP	150,492	6/16/2015	HUB	3,008	—	3,008
Sell	CAD	269,132	7/15/2015	HUB	8,368	—	8,368
Sell	CAD	269,074	7/15/2015	HUB	8,426	—	8,426
Sell	MXN	71,982	8/13/2015	HUB	518	—	518
Sell	MXN	71,475	8/13/2015	HUB	525	—	525
Sell	EUR	5,497	8/11/2015	HUB	162	—	162
Sell	NZD	127,575	8/13/2015	HUB	6,652	—	6,652
Sell	EUR	95,564	6/12/2015	HUB	—	(1,074)	(1,074)
Sell	INR	131,081	9/21/2015	HUB	919	—	919
Sell	EUR	424,650	2/20/2019	BRC	98,504	—	98,504
Sell	EUR	101,630	6/30/2015	HUB	3,987	—	3,987
Sell	NZD	127,575	8/13/2015	HUB	7,534	—	7,534
Sell	KRW	380,779	6/16/2015	HUB	4,221	—	4,221
Sell	KRW	249,765	8/13/2015	HUB	5,735	—	5,735
Sell	CNY	150,210	8/11/2015	HUB	1,502	—	1,502
Sell	EUR	1,201,612	8/11/2015	HUB	17,701	—	17,701
Sell	EUR	614,182	7/1/2015	HUB	821	—	821
Sell	GBP	751,811	7/1/2015	HUB	—	(18,706)	(18,706)
Sell	CLP	316,680	6/22/2015	HUB	—	(3,880)	(3,880)
Sell	ZAR	35,792	6/3/2015	HUB	708	—	708
Sell	MXN	53,760	6/3/2015	HUB	740	—	740
Sell	KRW	187,719	6/15/2015	HUB	4,281	—	4,281
Sell	KRW	187,788	6/15/2015	HUB	4,212	—	4,212

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	KRW	187,701	6/15/2015	HUB	$4,299	$—	$4,299
Sell	INR	405,432	6/22/2015	HUB	2,068	—	2,068
Sell	TRY	41,919	6/3/2015	HUB	2,081	—	2,081
Sell	NZD	15,745	6/3/2015	HUB	755	—	755
Sell	EUR	2,854,716	6/9/2015	HUB	90,286	—	90,286
Sell	AUD	19,249	6/3/2015	HUB	251	—	251
Sell	EUR	71,939	6/3/2015	HUB	2,185	—	2,185
Sell	EUR	120,274	6/9/2015	HUB	3,804	—	3,804
Sell	AUD	292,455	8/13/2015	HUB	3,522	—	3,522
Sell	BRL	934,167	6/19/2015	HUB	42,477	—	42,477
Sell	KRW	375,737	6/16/2015	HUB	8,263	—	8,263
Sell	KRW	192,162	7/1/2015	HUB	—	(162)	(162)
Sell	KRW	279,597	6/29/2015	HUB	403	—	403
Sell	MXN	71,966	8/13/2015	HUB	534	—	534
Sell	MXN	71,980	8/13/2015	HUB	520	—	520
Sell	MXN	187,113	8/13/2015	HUB	887	—	887
Sell	KRW	367,685	6/29/2015	HUB	215	—	215
Sell	KRW	366,036	6/29/2015	HUB	264	—	264
Sell	AUD	186,881	6/26/2015	HUB	2,119	—	2,119
Sell	BRL	302,249	6/29/2015	HUB	3,151	—	3,151
Sell	CLP	327,922	6/30/2015	HUB	2,578	—	2,578
Sell	INR	367,951	6/30/2015	HUB	—	(1,551)	(1,551)
Sell	MXN	152,696	8/13/2015	HUB	1,304	—	1,304
Sell	CLP	260,233	6/30/2015	HUB	267	—	267
Sell	SGD	366,841	6/29/2015	HUB	—	(1,341)	(1,341)
Sell	INR	149,584	6/30/2015	HUB	—	(584)	(584)
Sell	SGD	464,346	6/22/2015	HUB	—	(346)	(346)
Sell	AUD	281,633	6/26/2015	HUB	3,267	—	3,267
Sell	EUR	244,342	6/29/2015	HUB	—	(2,242)	(2,242)
Sell	INR	377,791	6/22/2015	HUB	—	(791)	(791)
Sell	KRW	276,788	8/12/2015	HUB	3,212	—	3,212
Sell	SGD	453,346	8/12/2015	HUB	4,154	—	4,154
Sell	AUD	227,283	8/12/2015	HUB	7,817	—	7,817
Sell	EUR	238,246	8/12/2015	HUB	3,554	—	3,554
Sell	INR	145,191	6/22/2015	HUB	—	(191)	(191)
Sell	EUR	10,994	8/11/2015	HUB	442	—	442
Sell	KRW	189,894	7/1/2015	HUB	2,106	—	2,106
Sell	EUR	2,197,842	7/14/2015	HUB	—	(31,982)	(31,982)
Sell	EUR	742,332	7/15/2015	HUB	—	(24,357)	(24,357)
Sell	EUR	663,209	7/15/2015	HUB	—	(21,761)	(21,761)
Sell	KRW	189,797	6/15/2015	HUB	2,203	—	2,203
Sell	GBP	800,631	7/15/2015	HUB	—	(36,452)	(36,452)
Sell	EUR	178,577	7/15/2015	HUB	—	(5,780)	(5,780)
Sell	ZAR	863,367	7/15/2015	HUB	5,192	—	5,192
Sell	GBP	162,724	7/15/2015	HUB	—	(7,409)	(7,409)
Sell	KRW	189,970	6/15/2015	HUB	2,030	—	2,030
Sell	CAD	562,991	7/15/2015	HUB	—	(7,741)	(7,741)
Sell	EUR	83,478	6/9/2015	HUB	—	(3,287)	(3,287)
Sell	CAD	562,808	7/15/2015	HUB	—	(7,558)	(7,558)
Sell	KRW	379,928	6/16/2015	HUB	4,072	—	4,072
Sell	INR	242,662	6/3/2015	HUB	—	(2,762)	(2,762)
Sell	EUR	197,147	6/3/2015	HUB	6,805	—	6,805
Sell	TRY	108,388	6/3/2015	HUB	—	(2,588)	(2,588)
Sell	KRW	162,456	6/3/2015	HUB	2,144	—	2,144
Sell	ZAR	97,914	6/3/2015	HUB	86	—	86
Sell	EUR	140,208	8/13/2015	HUB	4,792	—	4,792
Sell	MXN	144,460	8/13/2015	HUB	540	—	540
Sell	EUR	6,047	8/11/2015	HUB	88	—	88
Sell	KRW	369,885	6/22/2015	HUB	3,115	—	3,115
Sell	KRW	189,970	6/15/2015	HUB	2,030	—	2,030
Sell	MXN	74,486	8/13/2015	HUB	514	—	514
Sell	EUR	482,148	8/6/2015	HUB	—	(3,548)	(3,548)
Sell	BRL	176,075	7/2/2015	HUB	1,425	—	1,425
Sell	INR	367,135	8/6/2015	HUB	265	—	265
Sell	ZAR	242,751	8/6/2015	HUB	2,149	—	2,149
Sell	MXN	304,958	8/6/2015	HUB	2,042	—	2,042

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	KRW	416,151	8/6/2015	HUB	$349	$—	$349
Sell	AUD	137,453	8/6/2015	HUB	1,547	—	1,547
Sell	BRL	884,704	7/2/2015	HUB	—	(315)	(315)

					$3,958,866	$(2,092,115)	$1,866,751

Borrowing and Other Financing Transactions

Reverse Repurchase Agreements

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements
TD Securities LLC(1)	0.0900%	5/18/2015	6/2/2015	$1,691,500	$1,691,500

				$1,691,500	$1,691,500

Short Sales

Type of Investment	Description	Coupon (%)	Maturity Date	Principal Amount (000s)	Proceeds	Fair Value
U.S. Agency CMO	Fannie Mae TBA	3.000	6/11/2045	$(2,100)	$(2,113,453)	$(2,129,244)
U.S. Agency CMO	Fannie Mae TBA	3.500	6/11/2045	(2,300)	(2,388,406)	(2,404,039)
U.S. Agency CMO	Fannie Mae TBA	3.500	7/14/2045	(300)	(312,422)	(312,422)
U.S. Agency CMO	Fannie Mae TBA	4.000	7/14/2045	(500)	(531,172)	(533,901)
U.S. Agency CMO	Fannie Mae TBA	4.500	6/11/2045	(7,300)	(7,928,578)	(7,936,925)

					$(13,274,031)	$(13,315,531)

1)	Collateralized by a U.S. Treasury Obligation valued at $1,691,500, 1.375%, 3/31/2020.

Glossary

Counterparty Abbreviations:

BCC	Barclays Capital	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank, N.A.
BNP	BNP Paribas, N.A.	FOB	Credit Suisse Securities USA, LLC	MSC	Morgan Stanley & Co. Inc.
BOA	Bank of America, N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services
BRC	Barclays Bank PLC	GSC	Goldman Sachs Capital Markets	RBS	Royal Bank of Scotland PLC
CBK	Citibank, N.A.	GST	Goldman Sachs International	SSB	State Street Bank & Trust Co.
DEU	Deutsche Bank AG, New York	HUB	HSBC Bank PLC	UAG	UBS AG
DUB	Deutsche Bank AG	HUS	HSBC Bank USA

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zolty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar
CZK	Czech Republic Koruna	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	MYR	Malaysian Ringgit
GBP	Pound Sterling	NOK	Norwegian Krone

Index Abbreviations:
ABX	Asset Backed Securities Index	CMBX	Commercial Mortgage Backed Securities Index	iTrx	Markit iTraxx Europe
CDX HY	Credit Derivatives Index - High Yield	CPI-U	Consumer Price Index for All Urban Consumers	RPI	Retail Price Index
CDX IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Consumer Price Index, Excluding Tobacco

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:
BBR	Bank Bill Rate	CDS	Credit Default Swap	LIBOR	London Interbank Offer Rate
BBSW	Bank Bill Swap Reference Rate	ECAL	European-style Call	NIBOR	Norwegian Interbank Offer Rate
CCP	Central Counterparty Clearing House	EPUT	European-style Put	PRIBOR	Prague Interbank Offered Rate
CD	Certificate of Deposit	EURIBOR	Euro Interbank Offer Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	CETIP Deposito Interbancario	IRS	Interest Rate Swap	TIIE	Tasa de Intere’s Interbancaria de Equilibrio
CDOR	Canadian Dealer Offered Rate	JIBAR	Johannesburg Interbank Agreed Rate

AMERICAN BEACON FUNDS

Supplementary Notes to the Schedules of Investments

May 31, 2015 (unaudited)

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds, which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Funds’ assets and liabilities. As of May 31, 2015, the investments were classified as described below (in thousands):

Zebra Small Cap Equity(1)	Level 1	Level 2	Level 3	Total
Common Stock	$20,904	$—	$—	$20,904
Short-Term Investments - Money Market Funds	786			786
Securities Lending Collateral Invested in Money Market Funds	499	—	—	499

Total Investments in Securities	$22,189	$—	$—	$22,189

Future Contracts	$(1,281)	$—	$—	$(1,281)

Zebra Global Equity(1)	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$270	$2,083	$—	$2,353
Foreign Preferred Stock	—	89	—	89
Domestic Common Stock	3,236	—	—	3,236
Short-Term Investments - Money Market Funds	323	—	—	323

Total Investments in Securities	$3,829	$2,172	$—	$6,001

Future Contracts	$3,398	$—	$—	$3,398

The London Company Income Equity(1)	Level 1	Level 2	Level 3	Total
Common Stock	$657,878	$—	$—	$657,878
Short-Term Investments - Money Market Funds	37,999	—	—	37,999

Total Investments in Securities	$695,877	$—	$—	$695,877

Future Contracts	$(177,954)	$—	$—	$(177,954)

SiM High Yield Opportunites(1)	Level 1	Level 2	Level 3	Total
Common Stock	$17,548	$2,744	$—	$20,292
Domestic Bank Loan Obligations	—	10,752	—	10,752
Domestic Convertible Obligations	—	11,013	—	11,013
Domestic Obligation	—	761,236	—	761,236
Foreign Convertible Obligations	—	—	1,389	1,389
Foreign Obligations	—	99,494	—	99,494
Short-Term Investments - Money Markets	17,354	—	—	17,354

Total Investments in Securities	$34,902	$885,239	$1,389	$921,530

Future Contracts	$(3,146,194)	$—	$—	$(3,146,194)

Flexible Bond Fund(1)	Level 1	Level 2	Level 3	Total
Preferred Stock	$814	$1,239	$—	$2,053
Domestic Bank Loan Obligations	—	1,039	—	1,039
Domestic Convertible Obligations	—	4,438	—	4,438
Domestic Obligations	—	72,401	—	72,401
Foreign Convertible Obligations	—	1,921	—	1,921
Foreign Obligations	—	60,332	—	60,332
Asset-Backed Obligations	—	12,964	—	12,964
Collateralized Mortgage Obligations	—	9,686	—	9,686
Commercial Mortgage-Backed Obligations	—	187	—	187
Foreign Collateralized Mortgage Obligations	—	3,418	—	3,418
U.S. Agency Mortgage-Backed Obligations	—	1,152	—	1,152
U.S. Agency Obligations	—	298	—	298
U.S. Treasury Obligations	—	68,437	—	68,437
Municipal Obligations	—	191	—	191
Short Term Investments - U.S. Agency	—	300	—	300
Short Term Investments - Money Market Fund	12,860	—	—	12,860

Total Investments in Securities	$13,674	$238,003	$—	$251,677

	Level 1	Level 2	Level 3	Total
Other Financial Instruments - Assets
Purchased options outstanding	$—	$4,462	$—	$4,462
Futures contracts	273	—	—	273
Interest Rate Swap agreements	—	1,043	—	1,043
Inflation Indexed Swap agreements	—	100	—	100
Credit Default Swap agreements	—	1,109	—	1,109
Forward currency contracts	—	3,959	—	3,959

	$273	$10,673	$—	$10,946

	Level 1	Level 2	Level 3	Total
Other Financial Instruments - Liabilities
Short Sales	$—	$(15,952)	$—	$(15,952)
Written options outstanding	—	(3,940)	—	(3,940)
Futures contracts	(395)	—	—	(395)
Interest Rate Swap agreements	—	(930)	—	(930)
Inflation Indexed Swap agreements	—	(110)	—	(110)
Credit Default Swap agreements	—	(1,221)	—	(1,221)
Forward currency contracts	—	(2,092)	—	(2,092)

	$(395)	$(24,245)	$—	$(24,640)

During the period ended May 31, 2015, the Zebra Global Equity Fund transferred securities with a value of $1,561 from Level 1 to Level 2 and the SiM High Yield Opportunities Fund transferred securities with a value of $2,744 from Level 1 to Level 2 as of the end of period in accordance with fair value procedures established by the Board (in thousands). These transfers were the result of determinations made by the Valuation Committee as significant unobservable inputs were used to determine the value of the securities because of a halt in trading as a result of news from the company of a plan of restructuring.

As of May 31, 2015, there were no transfers between levels for the Zebra Small Cap Equity Fund, The London Company Income Equity Fund, and the Flexible Bond Fund.

The following is a reconciliation of Level 3 assets of the SIM High Yield Opportunities Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

Foreign Convertible Obligations
Beginning Balance as of 8/31/2014	$1,661
Net Purchases	—
Net Sales	—
Accrued Discounts/(Premiums)	—
Realized Gain/(Loss)	—
Net Change in Unrealized Appreciation/(Depreciation)[2]	(272)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance 5/31/2015	$1,389

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 5/31/2015*	$(272)

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.

Securities and other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Certificate of Deposit

A savings certificate entitling the bearer to receive interest. A Certificate of Deposit (“CD”) bears a fixed maturity date, has a specified fixed interest rate, and can be issued in any denomination. CDs are generally issued by commercial banks and are currently insured by the Federal Deposit Insurance Corporation (FDIC) up to a maximum of $250,000. CDs are generally offered at terms ranging from one month to five years.

Inflation-Indexed Bonds

The Flexible Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding as of May 31, 2015 are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Flexible Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Short Sales

The Flexible Bond Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of May 31, 2015, short positions were held by the Fund.

Master Agreements

The Funds are a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Flexible Bond Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the period ended May 31, 2015, the Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

Straddle Options

The Flexible Bond Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of May 31, 2015 for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the period ended May 31, 2015, the Funds entered into credit default swaps primarily for return enhancement hedging and exposing cash to markets.

Interest Rate Swap Agreements

The Flexible Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

For the period ended May 31, 2015, the Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

Over-the Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

Forward Foreign Currency Contracts

The Flexible Bond Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended May 31, 2015, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended May 31, 2015, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2015, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$20,572	$2,400	$(1,282)	$1,118
Zebra Global Equity	5,772	456	(227)	229
The London Company Income Equity	637,426	67,334	(8,883)	58,451
SiM High Yield Opportunities	940,955	16,082	(35,507)	(19,425)
Flexible Bond	258,723	3,181	(9,690)	(6,509)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “40 Act)) of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Trust’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 29, 2015

By:	/s/ Melinda G. Heika
Melinda Heika
Treasurer and Chief Financial Officer
American Beacon Funds
Date: July 29, 2015